UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN FUND ALLOCATOR SERIES

June 30, 2019

FRANKLIN TEMPLETON

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The U.S. economy, after moderating for two consecutive quarters, grew faster during the six months ended June 30, 2019, and the unemployment rate declined. In the first half of 2019, the U.S. Federal Reserve (Fed) held its federal funds rate unchanged at 2.50%, but in June, the Fed indicated increased uncertainties around its views on economic activity and the labor market and hinted at potential future rate cuts. After the reporting period, in an effort to support ongoing economic growth, the Fed implemented a much anticipated 25 basis-point reduction at its July 31 meeting.

In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), rose 17.35%, (the index increasing from 2,506.85 to 2,941.76).1,3 The prices of stocks in global developed markets, as measured by the MSCI World Index, rose 15.63% (the index increasing from 1,883.901 to 2,178.347).2,3 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg Index), posted a +6.11% total return (an index increase from 2,046.60 to 2,171.71), which includes reinvestment of income and distributions.4

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

1. Source: Copyright © 2019, S&P Dow Jones Indices LLC. All rights reserved.

2. Source: MSCI.

3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +18.54% (index total return resulting in an increase from 4,984.22 to 5,908.25) and MSCI World Index +17.38% (index total return resulting in an increase from 7,771.710 to 9,122.090).

4. Sources: Morningstar and Bloomberg Barclays Indices. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of June 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Economic and Market Overview

The global economy expanded during the six months ended June 30, 2019, despite weakness in certain regions. Global developed and emerging market stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports and periods of optimism about a potential U.S.-China trade deal. Further supporting markets were the U.S. Federal Reserve’s (Fed’s) patient approach to its monetary policy in 2019 and recent indication it will act as appropriate to sustain U.S. economic expansion.

However, markets reflected concerns about political uncertainties in the U.S. and the European Union, geopolitical risks in certain regions, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, posted a +16.60% total return for the six-month period.1

The U.S. economy grew during the six months ended June 30, 2019. After moderating for two consecutive quarters, the economy grew significantly faster in 2019’s first quarter, driven by growth in consumer spending, inventory investment, exports, business investment, and state and local government spending. However, the economy moderated again in the second quarter, due to weakness in inventory investment, exports, business investment and housing investment. The unemployment rate decreased from 3.9% in December 2018 to 3.7% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in December 2018 to 1.6% at period-end.2

The Fed held its target range for the federal funds rate unchanged, at 2.25%–2.50%, during the reporting period. In March, the Fed mentioned it would end its balance sheet normalization program by the end of September 2019. In June, the Fed indicated increased uncertainties around its views on economic activity and the labor market. With market-based inflation measures remaining low recently, the market has interpreted the Fed’s recent statements to mean it will likely cut rates in 2019’s second half to foster continued economic growth while attempting to achieve its inflation objective.

In Europe, the U.K.’s quarterly gross domestic product (GDP) growth accelerated in 2019’s first quarter. The

Bank of England left its key policy rate unchanged during the period. The eurozone’s quarterly GDP accelerated in 2019’s first quarter. However, the bloc’s annual inflation rate decreased during the period. The European Central Bank (ECB) kept its benchmark interest rate unchanged for the same time. In June, the ECB mentioned it would leave interest rates unchanged through the first half of 2020, provided details of its new stimulus, and indicated its openness to cut rates or increase stimulus.

In Asia, Japan’s quarterly GDP growth accelerated in 2019’s first quarter. In June, the Bank of Japan also left its benchmark interest rate unchanged, while continuing its stimulus measures, and expressed its openness to cut interest rates or increase stimulus.

In larger emerging markets, Brazil’s quarterly GDP growth contracted in 2019’s first quarter. The Central Bank of Brazil left its benchmark interest rate unchanged during the period. Russia’s annual GDP growth moderated in 2019’s first quarter. The Bank of Russia cut its key rate once during the period. China’s annual GDP growth rate stabilized in 2019’s first quarter. The People’s Bank of China left its benchmark interest rate unchanged, but it took measures to improve financial liquidity to mitigate the effects of the U.S.-China trade dispute and support economic growth. Overall, global emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a +10.78% total return during the six-month period.1

The foregoing information reflects our analysis and opinions as of June 30, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Conservative Allocation Fund

This semiannual report for Franklin Conservative Allocation Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +9.37% cumulative total return for the six months under review. In comparison, the Custom Franklin Conservative Allocation Fund Index (Blended Benchmark) posted a +10.14% cumulative total return.2 The Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +16.60% total return.3 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +5.78% total return.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. When selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equity and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Conservative Allocation Fund allocated 57.0% of total net assets to fixed income, 37.5% to

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally. Effective January 1, 2015, the Blended Benchmark changed to 40% MSCI ACWI and 60% Bloomberg Barclays Multiverse Index. From January 1, 2013 to December 31, 2014, the Blended Benchmark was composed of 28% Standard & Poor’s 500 Index (S&P 500), 12% MSCI Europe, Australasia, Far East (EAFE) Index and 60% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to January 1, 2013, the Blended Benchmark was composed of 28% S&P 500, 12% MSCI EAFE Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index and 20% Payden and& Rygel 90 Day T-Bill Index.

3. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 24.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Top 10 Fund Holdings

6/30/19

% of Total
Net Assets
Franklin Low Duration Total Return Fund – Class R6	18.5%
Franklin U.S. Government Securities Fund – Class R6	17.6%
iShares Core U.S. Aggregate Bond ETF	8.4%
Franklin Growth Fund – Class R6	8.0%
Franklin LibertyQ U.S. Equity ETF	7.4%
Templeton Global Total Return Fund – Class R6	7.0%
Franklin Strategic Income Fund – Class R6	5.5%
Franklin Rising Dividends Fund – Class R6	4.1%
Franklin DynaTech Fund – Class R6	3.9%
Franklin LibertyQ Emerging Markets ETF	3.6%

equity and 3.1% to alternative strategies. Domestic fixed income exposure was 87.7% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6, represented 18.5% of the Fund’s total net assets, and was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 70.7% of the Fund’s total equity weighting, with the balance represented by foreign equity. The Portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2019, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 8.0% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin LibertyQ U.S. Equity ETF, outperformed the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund – Class R6 underperformed the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	+9.37%		+3.33%

1-Year	+5.46%		-0.32%

5-Year	+18.73%		+2.33%

10-Year	+79.66%		+5.43%

Advisor
6-Month	+9.50%		+9.50%

1-Year	+5.73%		+5.73%

5-Year	+20.29%		+3.76%

10-Year	+84.31%		+6.31%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.1302	$0.0004	$0.0171	$0.1477
C	$0.0806	$0.0004	$0.0171	$0.0981
R	$0.1136	$0.0004	$0.0171	$0.1311
R6	$0.1523	$0.0004	$0.0171	$0.1698
Advisor	$0.1467	$0.0004	$0.0171	$0.1642

Total Annual Operating Expenses5

Share Class
A	1.13%
Advisor	0.88%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/19[1,2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/19[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,093.70	$3.27	$1,021.67	$3.16	0.63%
C	$1,000	$1,089.50	$7.15	$1,017.95	$6.90	1.38%
R	$1,000	$1,092.10	$4.56	$1,020.43	$4.41	0.88%
R6	$1,000	$1,095.60	$1.51	$1,023.36	$1.45	0.29%
Advisor	$1,000	$1,095.00	$1.97	$1,022.91	$1.91	0.38%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

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Franklin Moderate Allocation Fund

This semiannual report for Franklin Moderate Allocation Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +11.98% cumulative total return for the six months under review. In comparison, the Custom Franklin Moderate Allocation Fund Index (Blended Benchmark) posted a +12.30% cumulative total return.2 The Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +16.60% total return.3 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +5.78% total return.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. When selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equity and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Moderate Allocation Fund allocated 57.7% of total net assets to equity, 36.6% to fixed income

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally. Effective January 1, 2015, the Blended Benchmark changed to 60% MSCI ACWI and 40% Bloomberg Barclays Multiverse Index. From January 1, 2013 to December 31, 2014, the Blended Benchmark was composed of 38.5% Standard & Poor’s 500 Index (S&P 500), 16.5% MSCI Europe, Australasia, Far East (EAFE) Index and 45% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to January 1, 2013, the Blended Benchmark was composed of 38.5% S&P 500, 16.5% MSCI EAFE Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 10% Payden & Rygel 90 Day T-Bill Index.

3. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 30.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Top 10 Fund Holdings

6/30/19

% of Total
Net Assets
Franklin Growth Fund – Class R6	12.3%
Franklin Low Duration Total Return Fund – Class R6	11.9%
Franklin LibertyQ U.S. Equity ETF	11.3%
Franklin U.S. Government Securities Fund – Class R6	10.9%
Franklin Rising Dividends Fund – Class R6	6.2%
Franklin DynaTech Fund – Class R6	6.0%
iShares Core U.S. Aggregate Bond ETF	5.8%
Franklin LibertyQ Emerging Markets ETF	5.4%
Templeton Global Total Return Fund – Class R6	4.5%
Franklin Strategic Income Fund – Class R6	3.6%

and 3.1% to alternative strategies. Domestic equity exposure was 70.2% of the total equity weighting, with the balance represented by foreign equity. The Portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2019, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 12.3% of total net assets. On the fixed income side, domestic exposure was 87.7% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 11.9% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin LibertyQ U.S. Equity ETF, outperformed the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund – Class R6 underperformed the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Semiannual Report	franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	+11.98%		+5.81%

1-Year	+6.06%		+0.24%

5-Year	+26.03%		+3.56%

10-Year	+108.65%		+7.03%

Advisor
6-Month	+12.10%		+12.10%

1-Year	+6.25%		+6.25%

5-Year	+27.66%		+5.01%

10-Year	+113.95%		+7.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.0982	$0.0067	$0.0474	$0.1523
C	$0.0458	$0.0067	$0.0474	$0.0999
R	$0.0802	$0.0067	$0.0474	$0.1343
R6	$0.1227	$0.0067	$0.0474	$0.1768
Advisor	$0.1158	$0.0067	$0.0474	$0.1699

Total Annual Operating Expenses5

Share Class
A	1.14%
Advisor	0.89%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191,[2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191,[2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,119.80	$3.36	$1,021.62	$3.21	0.64%
C	$1,000	$1,115.10	$7.29	$1,017.90	$6.95	1.39%
R	$1,000	$1,117.90	$4.67	$1,020.38	$4.46	0.89%
R6	$1,000	$1,120.90	$1.53	$1,023.36	$1.45	0.29%
Advisor	$1,000	$1,121.00	$2.05	$1,022.86	$1.96	0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	13

Franklin Growth Allocation Fund

This semiannual report for Franklin Growth Allocation Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +14.62% cumulative total return for the six months under review. In comparison, the Custom Franklin Growth Allocation Fund Index (Blended Benchmark) posted a +14.46% cumulative total return.2 The Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +16.60% total return.3 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +5.78% total return.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 56.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. When selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equity and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Growth Allocation Fund allocated 77.6% of total net assets to equity, 16.8% to fixed income

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally. Effective January 1, 2015, the Blended Benchmark changed to 80% MSCI ACWI and 20% Bloomberg Barclays Multiverse Index. From January 1, 2013 to December 31, 2014, the Blended Benchmark was composed of 56% Standard & Poor’s Index (S&P 500), 24% MSCI Europe, Australasia, Far East (EAFE) Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to January 1, 2013, the Blended Benchmark was composed of 56% S&P 500, 24% MSCI EAFE Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index and 5% Payden & Rygel 90 Day T-Bill Index.

3. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 37.

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FRANKLIN GROWTH ALLOCATION FUND

Top 10 Fund Holdings

6/30/19

% of Total Net Assets
Franklin Growth Fund – Class R6	16.4%
Franklin LibertyQ U.S. Equity ETF	15.2%
Franklin Rising Dividends Fund – Class R6	8.3%
Franklin DynaTech Fund – Class R6	8.2%
Franklin LibertyQ Emerging Markets ETF	7.2%
Franklin Low Duration Total Return Fund – Class R6	5.5%
Franklin U.S. Government Securities Fund – Class R6	5.0%
Franklin International Small Cap Fund – Class R6	4.6%
Templeton Foreign Fund – Class R6	4.0%
Franklin Mutual European Fund – Class R6	3.4%

and 3.0% to alternative strategies. Domestic equity exposure was 70.1% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2019, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 16.4% of total net assets. On the fixed income side, domestic exposure was 88.1% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 5.5% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin LibertyQ U.S. Equity ETF, outperformed the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund – Class R6 underperformed the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	15

FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return	[3]
A4
6-Month	+14.62%	+8.33%
1-Year	+6.33%	+0.48%
5-Year	+33.03%	+4.69%
10-Year	+146.69%	+8.83%

Advisor
6-Month	+14.74%	+14.74%
1-Year	+6.59%	+6.59%
5-Year	+34.65%	+6.13%
10-Year	+153.11%	+9.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 17 for Performance Summary footnotes.

16	Semiannual Report	franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.0137	$0.0098	$0.1131	$0.1366
C	$0.0137	$0.0098	$0.1131	$0.1366
R	$0.0137	$0.0098	$0.1131	$0.1366
R6	$0.0137	$0.0098	$0.1131	$0.1366
Advisor	$0.0137	$0.0098	$0.1131	$0.1366

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	1.18%	1.21%
Advisor	0.93%	0.96%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	17

FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,146.20	$3.41	$1,021.62	$3.21	0.64%
C	$1,000	$1,141.30	$7.38	$1,017.90	$6.95	1.39%
R	$1,000	$1,144.30	$4.73	$1,020.38	$4.46	0.89%
R6	$1,000	$1,147.50	$1.49	$1,023.41	$1.40	0.28%
Advisor	$1,000	$1,147.40	$2.08	$1,022.86	$1.96	0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Conservative Allocation Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.33	$14.86	$13.74	$13.40	$14.53	$14.65

Income from investment operations[a]:

Net investment income[b,c]	0.13	0.39	0.20	0.14	0.28	0.40

Net realized and unrealized gains (losses)	1.12	(0.90)	1.25	0.45	(0.60)	0.09

Total from investment operations	1.25	(0.51)	1.45	0.59	(0.32)	0.49

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.13)	(0.38)	(0.24)	(0.15)	(0.28)	(0.42)

Net realized gains	(0.02)	(0.64)	(0.09)	(0.10)	(0.53)	(0.19)

Total distributions	(0.15)	(1.02)	(0.33)	(0.25)	(0.81)	(0.61)

Net asset value, end of period	$14.43	$13.33	$14.86	$13.74	$13.40	$14.53

Total return[d]	9.37%	(3.44)%	10.58%	4.39%	(2.26)%	3.35%

Ratios to average net assets[e]

Expenses[f,g]	0.63% [h]	0.63% [h]	0.63%	0.63%	0.62%	0.63%

Net investment income[c]	1.85%	2.57%	1.37%	1.01%	1.97%	2.67%

Supplemental data

Net assets, end of period (000’s)	$819,131	$778,221	$800,141	$809,039	$905,537	$910,523

Portfolio turnover rate	21.43%	30.70%	17.99%	34.83%	17.69%	16.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2019.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.06	$14.57	$13.47	$13.15	$14.27	$14.40

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.24	0.09	0.04	0.17	0.28

Net realized and unrealized gains (losses)	1.09	(0.84)	1.23	0.43	(0.58)	0.09

Total from investment operations	1.17	(0.60)	1.32	0.47	(0.41)	0.37

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.27)	(0.13)	(0.05)	(0.18)	(0.31)

Net realized gains	(0.02)	(0.64)	(0.09)	(0.10)	(0.53)	(0.19)

Total distributions	(0.10)	(0.91)	(0.22)	(0.15)	(0.71)	(0.50)

Net asset value, end of period	$14.13	$13.06	$14.57	$13.47	$13.15	$14.27

Total return[d]	8.95%	(4.14)%	9.80%	3.55%	(2.96)%	2.58%

Ratios to average net assets[e]

Expenses[f,g]	1.38% [h]	1.38% [h]	1.38%	1.37%	1.37%	1.38%

Net investment income[c]	1.10%	1.82%	0.62%	0.27%	1.22%	1.92%

Supplemental data

Net assets, end of period (000’s)	$274,669	$285,547	$423,890	$470,582	$536,548	$549,222

Portfolio turnover rate	21.43%	30.70%	17.99%	34.83%	17.69%	16.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2019.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

hBenefit of expense reduction rounds to less than 0.01%.

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.28	$14.80	$13.69	$13.35	$14.48	$14.60

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.33	0.16	0.10	0.24	0.35

Net realized and unrealized gains (losses)	1.11	(0.87)	1.24	0.45	(0.59)	0.10

Total from investment operations	1.22	(0.54)	1.40	0.55	(0.35)	0.45

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.11)	(0.34)	(0.20)	(0.11)	(0.25)	(0.38)

Net realized gains	(0.02)	(0.64)	(0.09)	(0.10)	(0.53)	(0.19)

Total distributions	(0.13)	(0.98)	(0.29)	(0.21)	(0.78)	(0.57)

Net asset value, end of period	$14.37	$13.28	$14.80	$13.69	$13.35	$14.48

Total return[d]	9.21%	(3.64)%	10.25%	4.15%	(2.52)%	3.10%

Ratios to average net assets[e]

Expenses[f,g]	0.88% [h]	0.88% [h]	0.88%	0.88%	0.87%	0.88%

Net investment income[c]	1.60%	2.32%	1.12%	0.76%	1.72%	2.42%

Supplemental data

Net assets, end of period (000’s)	$75,233	$80,338	$103,629	$124,018	$139,592	$159,897

Portfolio turnover rate	21.43%	30.70%	17.99%	34.83%	17.69%	16.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2019.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.31	$14.84	$13.72	$13.39	$14.52	$14.63

Income from investment operations[a]:

Net investment income[b,c]	0.15	0.44	0.25	0.18	0.36	0.33

Net realized and unrealized gains (losses)	1.12	(0.90)	1.25	0.44	(0.63)	0.22

Total from investment operations	1.27	(0.46)	1.50	0.62	(0.27)	0.55

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.15)	(0.43)	(0.29)	(0.19)	(0.33)	(0.47)

Net realized gains	(0.02)	(0.64)	(0.09)	(0.10)	(0.53)	(0.19)

Total distributions	(0.17)	(1.07)	(0.38)	(0.29)	(0.86)	(0.66)

Net asset value, end of period	$14.41	$13.31	$14.84	$13.72	$13.39	$14.52

Total return[d]	9.56%	(3.11)%	10.99%	4.69%	(1.93)%	3.79%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.40%	0.40%	0.32%	0.30%	0.29%	0.28%

Expenses net of waiver and payments by affiliates[f]	0.29% [g]	0.29% [g]	0.28%	0.28%	0.28%	0.28% [h]

Net investment income[c]	2.19%	2.91%	1.72%	1.36%	2.31%	3.02%

Supplemental data

Net assets, end of period (000’s)	$2,584	$2,253	$2,149	$2,197	$2,282	$1,654

Portfolio turnover rate	21.43%	30.70%	17.99%	34.83%	17.69%	16.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.33	$14.86	$13.74	$13.39	$14.52	$14.64

Income from investment operations[a]:

Net investment income[b,c]	0.15	0.43	0.25	0.17	0.32	0.41

Net realized and unrealized gains (losses)	1.12	(0.90)	1.24	0.45	(0.60)	0.11

Total from investment operations	1.27	(0.47)	1.49	0.62	(0.28)	0.52

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.15)	(0.42)	(0.28)	(0.17)	(0.32)	(0.45)

Net realized gains	(0.02)	(0.64)	(0.09)	(0.10)	(0.53)	(0.19)

Total distributions	(0.17)	(1.06)	(0.37)	(0.27)	(0.85)	(0.64)

Net asset value, end of period	$14.43	$13.33	$14.86	$13.74	$13.39	$14.52

Total return[d]	9.50%	(3.19)%	10.88%	4.69%	(2.02)%	3.61%

Ratios to average net assets[e]

Expenses[f,g]	0.38% [h]	0.38% [h]	0.38%	0.38%	0.37%	0.38%

Net investment income[c]	2.10%	2.82%	1.62%	1.26%	2.22%	2.92%

Supplemental data

Net assets, end of period (000’s)	$41,999	$38,031	$38,934	$27,578	$82,234	$90,263

Portfolio turnover rate	21.43%	30.70%	17.99%	34.83%	17.69%	16.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2019.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin Conservative Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.6%

Alternative Strategies 3.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	6,776,884	$37,679,477

Domestic Equity 26.5%
Financial Select Sector SPDR ETF	694,453	19,166,902
[a,b] Franklin DynaTech Fund, Class R6	530,020	47,033,989
[a] Franklin Growth Fund, Class R6	885,067	97,206,904
[a] Franklin LibertyQ U.S. Equity ETF	2,791,038	89,927,244
[a] Franklin Rising Dividends Fund, Class R6	735,851	49,000,302
[a] Franklin Utilities Fund, Class R6	891,506	18,837,532

		321,172,873

Domestic Fixed Income 50.0%
[a] Franklin Low Duration Total Return Fund, Class R6	22,925,172	223,749,680
[a] Franklin Strategic Income Fund, Class R6	6,914,022	67,066,010
[a] Franklin U.S. Government Securities Fund, Class R6	35,312,167	213,638,609
iShares Core U.S. Aggregate Bond ETF	917,875	102,205,381

		606,659,680

Foreign Equity 11.0%
[a] Franklin FTSE Europe ETF	697,955	16,681,125
[a] Franklin FTSE Japan ETF	267,057	6,414,709
[a] Franklin International Small Cap Fund, Class R6	1,555,023	26,746,392
[a] Franklin LibertyQ Emerging Markets ETF	1,456,949	43,612,748
[a] Franklin Mutual European Fund, Class R6	982,489	19,679,262
[a] Templeton Foreign Fund, Class R6	2,858,399	20,008,791

		133,143,027

Foreign Fixed Income 7.0%
[a] Templeton Global Total Return Fund, Class R6	7,316,120	85,232,802

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,031,821,521)		1,183,887,859

Short Term Investments (Cost $33,124,615) 2.7%

Money Market Funds 2.7%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	33,124,615	33,124,615

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,064,946,136) 100.3%		1,217,012,474
Other Assets, less Liabilities (0.3)%		(3,396,051)

Net Assets 100.0%		$1,213,616,423

See Abbreviations on page 56.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Moderate Allocation Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.06	$16.11	$14.86	$14.49	$15.71	$15.78

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.34	0.20	0.14	0.24	0.34

Net realized and unrealized gains (losses)	1.59	(1.11)	2.01	0.56	(0.51)	0.32

Total from investment operations	1.68	(0.77)	2.21	0.70	(0.27)	0.66

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.10)	(0.33)	(0.29)	(0.12)	(0.25)	(0.37)

Net realized gains	(0.05)	(0.95)	(0.67)	(0.21)	(0.70)	(0.36)

Total distributions	(0.15)	(1.28)	(0.96)	(0.33)	(0.95)	(0.73)

Net asset value, end of period	$15.59	$14.06	$16.11	$14.86	$14.49	$15.71

Total return[d]	11.98%	(4.82)%	14.98%	4.94%	(1.89)%	4.07%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.64%	0.63%	0.66%	0.63%	0.63%	0.65%

Expenses net of waiver and payments by affiliates[f]	0.64% [g,h]	0.63% [h]	0.65%	0.63% [h]	0.63% [h]	0.65% [h]

Net investment income[c]	1.23%	2.02%	1.23%	0.93%	1.52%	2.08%

Supplemental data

Net assets, end of period (000’s)	$1,429,131	$1,318,198	$1,407,956	$1,416,532	$1,594,882	$1,667,201

Portfolio turnover rate	19.45%	33.65%	16.86%	29.22%	22.08%	17.95%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.65	$15.66	$14.48	$14.12	$15.33	$15.42

Income from investment operations[a]:

Net investment income[b,c]	0.03	0.17	0.07	0.03	0.12	0.21

Net realized and unrealized gains (losses)	1.54	(1.02)	1.94	0.55	(0.49)	0.31

Total from investment operations	1.57	(0.85)	2.01	0.58	(0.37)	0.52

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.21)	(0.16)	(0.01)	(0.14)	(0.25)

Net realized gains	(0.05)	(0.95)	(0.67)	(0.21)	(0.70)	(0.36)

Total distributions	(0.10)	(1.16)	(0.83)	(0.22)	(0.84)	(0.61)

Net asset value, end of period	$15.12	$13.65	$15.66	$14.48	$14.12	$15.33

Total return[d]	11.51%	(5.54)%	14.10%	4.25%	(2.68)%	3.35%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.39%	1.38%	1.41%	1.37%	1.38%	1.40%

Expenses net of waiver and payments by affiliates[f]	1.39% [g,h]	1.38% [h]	1.40%	1.37% [h]	1.38% [h]	1.40% [h]

Net investment income[c]	0.48%	1.27%	0.48%	0.19%	0.77%	1.33%

Supplemental data

Net assets, end of period (000’s)	$370,544	$375,494	$568,280	$595,911	$692,872	$716,712

Portfolio turnover rate	19.45%	33.65%	16.86%	29.22%	22.08%	17.95%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.04	$16.08	$14.82	$14.44	$15.66	$15.73

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.27	0.14	0.10	0.19	0.28

Net realized and unrealized gains (losses)	1.58	(1.07)	2.02	0.57	(0.51)	0.34

Total from investment operations	1.65	(0.80)	2.16	0.67	(0.32)	0.62

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.29)	(0.23)	(0.08)	(0.20)	(0.33)

Net realized gains	(0.05)	(0.95)	(0.67)	(0.21)	(0.70)	(0.36)

Total distributions	(0.13)	(1.24)	(0.90)	(0.29)	(0.90)	(0.69)

Net asset value, end of period	$15.56	$14.04	$16.08	$14.82	$14.44	$15.66

Total return[d]	11.79%	(5.04)%	14.69%	4.71%	(2.18)%	3.89%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.89%	0.88%	0.91%	0.88%	0.88%	0.90%

Expenses net of waiver and payments by affiliates[f]	0.89% [g,h]	0.88% [h]	0.90%	0.88% [h]	0.88% [h]	0.90% [h]

Net investment income[c]	0.98%	1.77%	0.98%	0.68%	1.27%	1.83%

Supplemental data

Net assets, end of period (000’s)	$88,512	$87,277	$119,920	$158,192	$202,854	$263,864

Portfolio turnover rate	19.45%	33.65%	16.86%	29.22%	22.08%	17.95%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.06	$16.11	$14.86	$14.49	$15.72	$15.79

Income from investment operations[a]:

Net investment income[b,c]	0.12	0.41	0.26	0.19	0.31	0.25

Net realized and unrealized gains (losses)	1.57	(1.12)	2.01	0.57	(0.54)	0.47

Total from investment operations	1.69	(0.71)	2.27	0.76	(0.23)	0.72

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.12)	(0.39)	(0.35)	(0.18)	(0.30)	(0.43)

Net realized gains	(0.05)	(0.95)	(0.67)	(0.21)	(0.70)	(0.36)

Total distributions	(0.17)	(1.34)	(1.02)	(0.39)	(1.00)	(0.79)

Net asset value, end of period	$15.58	$14.06	$16.11	$14.86	$14.49	$15.72

Total return[d]	12.09%	(4.49)%	15.40%	5.34%	(1.59)%	4.52%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.35%	0.35%	0.30%	0.28%	0.28%	0.27%

Expenses net of waiver and payments by affiliates[f]	0.29% [g]	0.29%	0.28%	0.28% [h]	0.28% [h]	0.27% [h]

Net investment income[c]	1.58%	2.36%	1.60%	1.28%	1.87%	2.46%

Supplemental data

Net assets, end of period (000’s)	$6,108	$5,141	$4,492	$5,106	$4,779	$4,205

Portfolio turnover rate	19.45%	33.65%	16.86%	29.22%	22.08%	17.95%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.07	$16.12	$14.88	$14.50	$15.72	$15.79

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.39	0.26	0.17	0.25	0.33

Net realized and unrealized gains (losses)	1.59	(1.11)	1.98	0.58	(0.49)	0.37

Total from investment operations	1.70	(0.72)	2.24	0.75	(0.24)	0.70

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.12)	(0.38)	(0.33)	(0.16)	(0.28)	(0.41)

Net realized gains	(0.05)	(0.95)	(0.67)	(0.21)	(0.70)	(0.36)

Total distributions	(0.17)	(1.33)	(1.00)	(0.37)	(0.98)	(0.77)

Net asset value, end of period	$15.60	$14.07	$16.12	$14.88	$14.50	$15.72

Total return[d]	12.10%	(4.57)%	15.20%	5.26%	(1.66)%	4.39%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.39%	0.38%	0.41%	0.38%	0.38%	0.40%

Expenses net of waiver and payments by affiliates[f]	0.39% [g,h]	0.38% [h]	0.40%	0.38% [h]	0.38% [h]	0.40% [h]

Net investment income[c]	1.48%	2.27%	1.48%	1.18%	1.77%	2.33%

Supplemental data

Net assets, end of period (000’s)	$61,422	$55,052	$52,575	$39,052	$52,975	$87,612

Portfolio turnover rate	19.45%	33.65%	16.86%	29.22%	22.08%	17.95%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin Moderate Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.4%

Alternative Strategies 3.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	10,811,286	$60,110,751

Domestic Equity 40.5%
Financial Select Sector SPDR ETF	1,704,360	47,040,336
[a,b] Franklin DynaTech Fund, Class R6	1,313,850	116,591,015
[a] Franklin Growth Fund, Class R6	2,196,180	241,206,435
[a] Franklin LibertyQ U.S. Equity ETF	6,850,029	220,707,934
[a] Franklin Rising Dividends Fund, Class R6	1,805,901	120,254,985
[a] Franklin Utilities Fund, Class R6	2,187,924	46,230,834

		792,031,539

Domestic Fixed Income 32.1%
[a] Franklin Low Duration Total Return Fund, Class R6	23,771,735	232,012,139
[a] Franklin Strategic Income Fund, Class R6	7,169,284	69,542,055
[a] Franklin U.S. Government Securities Fund, Class R6	35,367,607	213,974,022
iShares Core U.S. Aggregate Bond ETF	1,019,700	113,543,595

		629,071,811

Foreign Equity 17.2%
[a] Franklin FTSE Europe ETF	1,736,912	41,512,197
[a] Franklin FTSE Japan ETF	664,627	15,964,340
[a] Franklin International Small Cap Fund, Class R6	3,869,675	66,558,405
[a] Franklin LibertyQ Emerging Markets ETF	3,519,465	105,352,721
[a] Franklin Mutual European Fund, Class R6	2,445,140	48,976,152
[a] Templeton Foreign Fund, Class R6	8,352,424	58,466,970

		336,830,785

Foreign Fixed Income 4.5%
[a] Templeton Global Total Return Fund, Class R6	7,502,783	87,407,420

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,533,140,903)		1,905,452,306

Short Term Investments 2.9%

Money Market Funds (Cost $54,544,026) 2.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	54,544,026	54,544,026

30	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Moderate Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $1,097,494) 0.1%
[d] Joint Repurchase Agreement, 2.451%, 7/01/19 (Maturity Value $1,097,718)
BNP Paribas Securities Corp. (Maturity Value $816,219)
Deutsche Bank Securities Inc. (Maturity Value $240,686)
HSBC Securities (USA) Inc. (Maturity Value $40,813)
Collateralized by U.S. Government Agency Securities, 4.00% - 4.50%, 7/15/40 - 3/20/49; U.S. Treasury Bonds, 8.00%, 11/15/21; U.S. Treasury Notes, 1.50% - 3.125%, 5/15/21 - 8/15/26; U.S. Treasury Notes, Index Linked, 0.875%, 1/15/29; and U.S. Treasury Strips, 8/15/22 - 6/15/35 (valued at $1,124,505)	$1,097,494	$1,097,494

Total Investments (Cost $1,588,782,423) 100.3%		1,961,093,826
Other Assets, less Liabilities (0.3)%		(5,376,840)

Net Assets 100.0%		$1,955,716,986

See Abbreviations on page 56.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Growth Allocation Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$16.54	$19.34	$17.43	$17.01	$18.57	$18.40

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.30	0.22	0.14	0.21	0.24

Net realized and unrealized gains (losses)	2.36	(1.54)	3.12	0.75	(0.48)	0.67

Total from investment operations	2.41	(1.24)	3.34	0.89	(0.27)	0.91

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.01)	(0.30)	(0.32)	(0.14)	(0.21)	(0.29)

Net realized gains	(0.12)	(1.26)	(1.11)	(0.33)	(1.08)	(0.45)

Total distributions	(0.13)	(1.56)	(1.43)	(0.47)	(1.29)	(0.74)

Net asset value, end of period	$18.82	$16.54	$19.34	$17.43	$17.01	$18.57

Total return[d]	14.62%	(6.45)%	19.45%	5.36%	(1.66)%	4.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.68%	0.67%	0.70%	0.69%	0.67%	0.68%

Expenses net of waiver and payments by affiliates[f]	0.64% [g]	0.65% [g]	0.65% [g]	0.65%	0.65%	0.63%

Net investment income[c]	0.61%	1.48%	1.14%	0.83%	1.10%	1.25%

Supplemental data

Net assets, end of period (000’s)	$940,120	$837,327	$873,011	$822,833	$888,096	$887,856

Portfolio turnover rate	17.59%	30.79%	16.90%	30.19%	20.40%	17.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$16.12	$18.81	$16.99	$16.59	$18.15	$18.00

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.01)	0.10	0.07	0.02	0.07	0.09

Net realized and unrealized gains (losses)	2.28	(1.43)	3.04	0.72	(0.47)	0.67

Total from investment operations	2.27	(1.33)	3.11	0.74	(0.40)	0.76

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.01)	(0.10)	(0.18)	(0.01)	(0.08)	(0.16)

Net realized gains	(0.12)	(1.26)	(1.11)	(0.33)	(1.08)	(0.45)

Total distributions	(0.13)	(1.36)	(1.29)	(0.34)	(1.16)	(0.61)

Net asset value, end of period	$18.26	$16.12	$18.81	$16.99	$16.59	$18.15

Total return[d]	14.13%	(7.13)%	18.56%	4.59%	(2.41)%	4.21%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.43%	1.42%	1.45%	1.43%	1.42%	1.43%

Expenses net of waiver and payments by affiliates[f]	1.39% [g]	1.40% [g]	1.40% [g]	1.39%	1.40%	1.38%

Net investment income (loss)[c]	(0.14)%	0.73%	0.39%	0.09%	0.35%	0.50%

Supplemental data

Net assets, end of period (000’s)	$214,728	$206,933	$311,640	$308,736	$336,557	$336,213

Portfolio turnover rate	17.59%	30.79%	16.90%	30.19%	20.40%	17.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$16.34	$19.10	$17.22	$16.80	$18.34	$18.18

Income from investment operations[a]:

Net investment income[b,c]	0.03	0.22	0.15	0.09	0.14	0.17

Net realized and unrealized gains (losses)	2.32	(1.49)	3.11	0.75	(0.44)	0.68

Total from investment operations	2.35	(1.27)	3.26	0.84	(0.30)	0.85

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.01)	(0.23)	(0.27)	(0.09)	(0.16)	(0.24)

Net realized gains	(0.12)	(1.26)	(1.11)	(0.33)	(1.08)	(0.45)

Total distributions	(0.13)	(1.49)	(1.38)	(0.42)	(1.24)	(0.69)

Net asset value, end of period	$18.56	$16.34	$19.10	$17.22	$16.80	$18.34

Total return[d]	14.43%	(6.68)%	19.17%	5.12%	(1.93)%	4.72%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.93%	0.92%	0.95%	0.94%	0.92%	0.93%

Expenses net of waiver and payments by affiliates[f]	0.89% [g]	0.90% [g]	0.90% [g]	0.90%	0.90%	0.88%

Net investment income[c]	0.36%	1.23%	0.89%	0.58%	0.85%	1.00%

Supplemental data

Net assets, end of period (000’s)	$69,725	$72,100	$100,258	$112,272	$147,426	$182,211

Portfolio turnover rate	17.59%	30.79%	16.90%	30.19%	20.40%	17.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$16.60	$19.40	$17.48	$17.06	$18.61	$18.44

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.40	0.31	0.22	0.32	0.15

Net realized and unrealized gains (losses)	2.35	(1.57)	3.12	0.74	(0.51)	0.83

Total from investment operations	2.44	(1.17)	3.43	0.96	(0.19)	0.98

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.01)	(0.37)	(0.40)	(0.21)	(0.28)	(0.36)

Net realized gains	(0.12)	(1.26)	(1.11)	(0.33)	(1.08)	(0.45)

Total distributions	(0.13)	(1.63)	(1.51)	(0.54)	(1.36)	(0.81)

Net asset value, end of period	$18.91	$16.60	$19.40	$17.48	$17.06	$18.61

Total return[d]	14.75%	(6.07)%	19.90%	5.77%	(1.27)%	5.38%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.36%	0.36%	0.31%	0.30%	0.29%	0.28%

Expenses net of waiver and payments by affiliates[f]	0.28% [g]	0.28% [g]	0.25% [g]	0.26%	0.26%	0.23%

Net investment income[c]	0.97%	1.85%	1.54%	1.22%	1.49%	1.65%

Supplemental data

Net assets, end of period (000’s)	$4,669	$4,224	$3,364	$2,822	$2,549	$1,755

Portfolio turnover rate	17.59%	30.79%	16.90%	30.19%	20.40%	17.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$16.61	$19.42	$17.49	$17.06	$18.62	$18.45

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.36	0.26	0.18	0.25	0.27

Net realized and unrealized gains (losses)	2.36	(1.56)	3.15	0.76	(0.47)	0.68

Total from investment operations	2.44	(1.20)	3.41	0.94	(0.22)	0.95

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.01)	(0.35)	(0.37)	(0.18)	(0.26)	(0.33)

Net realized gains	(0.12)	(1.26)	(1.11)	(0.33)	(1.08)	(0.45)

Total distributions	(0.13)	(1.61)	(1.48)	(0.51)	(1.34)	(0.78)

Net asset value, end of period	$18.92	$16.61	$19.42	$17.49	$17.06	$18.62

Total return[d]	14.74%	(6.23)%	19.77%	5.60%	(1.41)%	5.23%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.43%	0.42%	0.45%	0.44%	0.42%	0.43%

Expenses net of waiver and payments by affiliates[f]	0.39% [g]	0.40% [g]	0.40% [g]	0.40%	0.40%	0.38%

Net investment income[c]	0.86%	1.73%	1.39%	1.08%	1.35%	1.50%

Supplemental data

Net assets, end of period (000’s)	$43,811	$38,685	$38,912	$39,211	$49,634	$52,250

Portfolio turnover rate	17.59%	30.79%	16.90%	30.19%	20.40%	17.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin Growth Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.4%

Alternative Strategies 3.0%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	7,000,928	$ 38,925,161

Domestic Equity 54.4%
Financial Select Sector SPDR ETF	1,489,925	41,121,930
[a,b] Franklin DynaTech Fund, Class R6	1,169,379	103,770,669
[a] Franklin Growth Fund, Class R6	1,906,015	209,337,671
[a] Franklin LibertyQ U.S. Equity ETF	5,988,106	192,936,775
[a] Franklin Rising Dividends Fund, Class R6	1,578,670	105,123,601
[a] Franklin Utilities Fund, Class R6	1,912,621	40,413,684

		692,704,330

Domestic Fixed Income 14.8%
[a] Franklin Low Duration Total Return Fund, Class R6	7,104,563	69,340,536
[a] Franklin Strategic Income Fund, Class R6	2,142,624	20,783,458
[a] Franklin U.S. Government Securities Fund, Class R6	10,570,024	63,948,645
iShares Core U.S. Aggregate Bond ETF	304,725	33,931,129

		188,003,768

Foreign Equity 23.2%
[a] Franklin FTSE Europe ETF	1,528,450	36,529,955
[a] Franklin FTSE Japan ETF	584,800	14,046,896
[a] Franklin International Small Cap Fund, Class R6	3,405,196	58,569,371
[a] Franklin LibertyQ Emerging Markets ETF	3,053,030	91,390,316
[a] Franklin Mutual European Fund, Class R6	2,151,710	43,098,745
[a] Templeton Foreign Fund, Class R6	7,349,883	51,449,182

		295,084,465

Foreign Fixed Income 2.0%
[a] Templeton Global Total Return Fund, Class R6	2,159,223	25,154,950

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $919,529,135)		1,239,872,674

Short Term Investments 2.9%

Money Market Funds (Cost $36,288,465) 2.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	36,288,465	36,288,465

franklintempleton.com	Semiannual Report	37

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $690,902) 0.1%
[d] Joint Repurchase Agreement, 2.451%, 7/01/19 (Maturity Value $691,043)
BNP Paribas Securities Corp. (Maturity Value $513,832 )
Deutsche Bank Securities Inc. (Maturity Value $151,518)
HSBC Securities (USA) Inc. (Maturity Value $25,693)
Collateralized by U.S. Government Agency Securities, 4.00% - 4.50%, 7/15/40 - 3/20/49; U.S. Treasury Bonds, 8.00%, 11/15/21; U.S. Treasury Notes, 1.50% - 3.125%, 5/15/21 - 8/15/26; U.S. Treasury Notes, Index Linked, 0.875%, 1/15/29; and U.S. Treasury Strips, 8/15/22 - 6/15/35 (valued at $707,906)	$690,902	$690,902

Total Investments (Cost $956,508,502) 100.3%		1,276,852,041
Other Assets, less Liabilities (0.3)%		(3,799,058)

Net Assets 100.0%		$1,273,052,983

See Abbreviations on page 56.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

June 30, 2019 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$114,348,278	$149,104,754	$67,860,395
Cost - Controlled affiliates (Note 3f)	—	208,068,712	122,536,236
Cost - Non-controlled affiliates (Note 3f)	950,597,858	1,230,511,463	765,420,969
Cost - Unaffiliated repurchase agreements	—	1,097,494	690,902

Value - Unaffiliated issuers	$121,372,283	$160,583,931	$75,053,059
Value - Controlled affiliates (Note 3f)	—	206,975,669	127,920,271
Value - Non-controlled affiliates (Note 3f)	1,095,640,191	1,592,436,732	1,073,187,809
Value - Unaffiliated repurchase agreements	—	1,097,494	690,902
Receivables:
Investment securities sold	3,485,712	—	—
Capital shares sold	1,090,888	869,572	528,287
Other assets	860	1,357	867

Total assets	1,221,589,934	1,961,964,755	1,277,381,195

Liabilities:
Payables:
Capital shares redeemed	6,537,601	4,177,270	3,082,005
Asset allocation fees	242,562	388,003	220,704
Distribution fees	867,182	1,281,733	801,304
Transfer agent fees	266,424	383,617	161,631
Trustees’ fees and expenses	1,029	1,309	903
Accrued expenses and other liabilities	58,713	15,837	61,665

Total liabilities	7,973,511	6,247,769	4,328,212

Net assets, at value	$1,213,616,423	$1,955,716,986	$1,273,052,983

Net assets consist of:
Paid-in capital	$1,050,272,154	$1,543,687,608	$921,438,783
Total distributable earnings (loss)	163,344,269	412,029,378	351,614,200

Net assets, at value	$1,213,616,423	$1,955,716,986	$1,273,052,983

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2019 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Class A:
Net assets, at value	$819,131,330	$1,429,130,801	$940,120,177

Shares outstanding	56,776,405	91,696,534	49,963,575

Net asset value per share[a]	$14.43	$15.59	$18.82

Maximum offering price per share (net asset value per share ÷ 94.50%)	$15.27	$16.50	$19.92

Class C:
Net assets, at value	$274,669,380	$ 370,544,486	$214,727,637

Shares outstanding	19,441,933	24,506,265	11,756,357

Net asset value and maximum offering price per share[a]	$14.13	$15.12	$18.26

Class R:
Net assets, at value	$ 75,232,974	$ 88,511,894	$ 69,724,677

Shares outstanding	5,236,106	5,689,586	3,757,005

Net asset value and maximum offering price per share	$14.37	$15.56	$18.56

Class R6:
Net assets, at value	$ 2,583,627	$ 6,107,700	$ 4,669,386

Shares outstanding	179,313	391,898	246,882

Net asset value and maximum offering price per share	$14.41	$15.58	$18.91

Advisor Class:
Net assets, at value	$ 41,999,112	$ 61,422,105	$ 43,811,106

Shares outstanding	2,910,904	3,937,447	2,315,479

Net asset value and maximum offering price per share	$14.43	$15.60	$18.92

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended June 30, 2019 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 1,449,188	$ 1,801,416	$ 793,048
Controlled affiliates (Note 3f)	—	1,607,779	1,402,154
Non-controlled affiliates (Note 3f)	13,540,998	14,483,567	5,538,291
Interest:
Unaffiliated issuers	36,407	48,656	25,256

Total investment income	15,026,593	17,941,418	7,758,749

Expenses:
Asset allocation fees (Note 3a)	1,499,075	2,397,193	1,545,430
Distribution fees: (Note 3c)
Class A	1,004,039	1,735,176	1,129,518
Class C	1,406,543	1,873,201	1,069,656
Class R	198,437	220,537	179,409
Transfer agent fees: (Note 3e)
Class A	468,440	894,507	741,488
Class C	164,211	241,796	175,646
Class R	46,358	56,965	59,067
Class R6	1,792	2,421	2,021
Advisor Class	23,512	38,238	34,192
Custodian fees (Note 4)	124	257	189
Reports to shareholders	39,269	74,871	57,238
Registration and filing fees	54,190	59,250	58,506
Professional fees	28,601	36,300	27,561
Trustees’ fees and expenses	6,880	10,518	6,818
Other	11,025	14,994	12,423

Total expenses	4,952,496	7,656,224	5,099,162
Expense reductions (Note 4)	(31)	(59)	(43)
Expenses waived/paid by affiliates (Note 3f and 3g)	(40,877)	(63,968)	(251,227)

Net expenses	4,911,588	7,592,197	4,847,892

Net investment income	10,115,005	10,349,221	2,910,857

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	527,201	761,674	518,788
Controlled affiliates (Note 3f)	—	(10,877,097)	(182,658)
Non-controlled affiliates (Note 3f)	26,021,804	66,259,206	35,819,269

Net realized gain (loss)	26,549,005	56,143,783	36,155,399

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	6,893,728	11,179,802	7,076,019
Controlled affiliates (Note 3f)	—	22,278,481	7,392,296
Non-controlled affiliates (Note 3f)	63,461,527	114,486,559	112,493,585

Net change in unrealized appreciation (depreciation)	70,355,255	147,944,842	126,961,900

Net realized and unrealized gain (loss)	96,904,260	204,088,625	163,117,299

Net increase (decrease) in net assets resulting from operations	$107,019,265	$214,437,846	$166,028,156

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	41

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund

	Six Months Ended		Six Months Ended
	June 30, 2019	Year Ended	June 30, 2019	Year Ended
	(unaudited)	December 31, 2018	(unaudited)	December 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 10,115,005	$ 30,777,503	$ 10,349,221	$ 37,968,817
Net realized gain (loss)	26,549,005	46,558,045	56,143,783	109,263,916
Net change in unrealized appreciation (depreciation)	70,355,255	(121,175,670)	147,944,842	(241,567,079)

Net increase (decrease) in net assets resulting from operations	107,019,265	(43,840,122)	214,437,846	(94,334,346)

Distributions to shareholders:
Class A	(8,404,540)	(56,229,864)	(13,936,315)	(111,971,367)
Class C	(1,939,853)	(20,364,459)	(2,454,453)	(31,437,636)
Class R	(734,060)	(5,844,031)	(771,314)	(7,566,500)
Class R6	(30,949)	(170,442)	(68,318)	(448,472)
Advisor Class	(476,603)	(2,956,605)	(672,116)	(4,817,371)

Total distributions to shareholders	(11,586,005)	(85,565,401)	(17,902,516)	(156,241,346)

Capital share transactions: (Note 2)
Class A	(22,408,569)	61,562,778	(30,905,786)	87,813,396
Class C	(33,375,544)	(105,523,223)	(43,949,161)	(139,902,883)
Class R	(11,405,303)	(14,649,675)	(7,920,978)	(20,646,406)
Class R6	133,654	349,050	411,110	1,363,772
Advisor Class	848,905	3,314,119	384,055	9,886,472

Total capital share transactions	(66,206,857)	(54,946,951)	(81,980,760)	(61,485,649)

Net increase (decrease) in net assets	29,226,403	(184,352,474)	114,554,570	(312,061,341)
Net assets:
Beginning of period	1,184,390,020	1,368,742,494	1,841,162,416	2,153,223,757

End of period	$1,213,616,423	$1,184,390,020	$1,955,716,986	$1,841,162,416

42	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth Allocation Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(unaudited)	December 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 2,910,857	$ 17,070,481
Net realized gain (loss)	36,155,399	77,837,338
Net change in unrealized appreciation (depreciation)	126,961,900	(176,409,620)

Net increase (decrease) in net assets resulting from operations	166,028,156	(81,501,801)

Distributions to shareholders:
Class A	(6,806,702)	(72,770,211)
Class C	(1,602,583)	(17,489,220)
Class R	(518,766)	(6,388,754)
Class R6	(33,432)	(373,760)
Advisor Class	(314,943)	(3,455,507)

Total distributions to shareholders	(9,276,426)	(100,477,452)

Capital share transactions: (Note 2)
Class A	(11,874,095)	94,771,993
Class C	(19,022,609)	(71,389,287)
Class R	(11,725,187)	(16,759,033)
Class R6	(138,696)	1,538,700
Advisor Class	(208,310)	5,901,218

Total capital share transactions	(42,968,897)	14,063,591

Net increase (decrease) in net assets	113,782,833	(167,915,662)
Net assets:
Beginning of period	1,159,270,150	1,327,185,812

End of period	$1,273,052,983	$1,159,270,150

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	43

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Investments in repurchase agreements are valued at cost, which approximates fair value.

b.  Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as indicated in the Statements of Investments, had been entered into on June 28, 2019.

c.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

44	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

franklintempleton.com	Semiannual Report	45

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At June 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2019
Shares sold[a]	3,993,363	$56,367,761	5,713,448	$86,592,490
Shares issued in reinvestment of distributions	574,629	8,208,213	890,921	13,734,137
Shares redeemed	(6,159,309)	(86,984,543)	(8,655,273)	(131,232,413)

Net increase (decrease)	(1,591,317)	$(22,408,569)	(2,050,904)	$(30,905,786)

Year ended December 31, 2018
Shares sold[a]	12,081,764	$177,443,374	15,523,200	$248,179,398
Shares issued in reinvestment of distributions	4,034,542	55,016,697	7,649,537	110,163,010
Shares redeemed	(11,598,052)	(170,897,293)	(16,830,686)	(270,529,012)

Net increase (decrease)	4,518,254	$61,562,778	6,342,051	$87,813,396

Class C Shares:
Six Months ended June 30, 2019
Shares sold	1,188,782	$16,451,492	1,340,922	$19,787,423
Shares issued in reinvestment of distributions	134,694	1,884,153	160,936	2,410,602
Shares redeemed[a]	(3,743,283)	(51,711,189)	(4,506,746)	(66,147,186)

Net increase (decrease)	(2,419,807)	$(33,375,544)	(3,004,888)	$(43,949,161)

Year ended December 31, 2018
Shares sold	2,785,956	$40,367,570	4,101,280	$64,134,250
Shares issued in reinvestment of distributions	1,481,552	19,810,147	2,206,819	30,776,943
Shares redeemed[a]	(11,501,386)	(165,700,940)	(15,077,289)	(234,814,076)

Net increase (decrease)	(7,233,878)	$(105,523,223)	(8,769,190)	$(139,902,883)

Class R Shares:
Six Months ended June 30, 2019
Shares sold	329,196	$4,634,423	347,922	$5,256,178
Shares issued in reinvestment of distributions	48,650	691,994	49,212	757,813
Shares redeemed	(1,191,313)	(16,731,720)	(925,457)	(13,934,969)

Net increase (decrease)	(813,467)	$(11,405,303)	(528,323)	$(7,920,978)

Year ended December 31, 2018
Shares sold	765,914	$11,297,144	749,501	$12,083,262
Shares issued in reinvestment of distributions	407,765	5,547,093	515,960	7,427,656
Shares redeemed	(2,125,473)	(31,493,912)	(2,507,518)	(40,157,324)

Net increase (decrease)	(951,794)	$(14,649,675)	(1,242,057)	$(20,646,406)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund

	Shares	Amount	Shares	Amount

Class R6 Shares:
Six Months ended June 30, 2019
Shares sold	28,225	$388,892	58,941	$909,444
Shares issued in reinvestment of distributions	2,170	30,949	4,432	68,318
Shares redeemed	(20,283)	(286,187)	(37,139)	(566,652)

Net increase (decrease)	10,112	$133,654	26,234	$411,110

Year ended December 31, 2018
Shares sold	44,331	$662,423	82,180	$1,341,854
Shares issued in reinvestment of distributions	12,483	170,442	31,050	448,472
Shares redeemed	(32,381)	(483,815)	(26,491)	(426,554)

Net increase (decrease)	24,433	$349,050	86,739	$1,363,772

Advisor Class Shares:
Six Months ended June 30, 2019
Shares sold	601,715	$8,487,747	774,929	$11,819,441
Shares issued in reinvestment of distributions	29,518	421,623	38,708	597,180
Shares redeemed	(572,858)	(8,060,465)	(788,278)	(12,032,566)

Net increase (decrease)	58,375	$848,905	25,359	$384,055

Year ended December 31, 2018
Shares sold	1,351,389	$19,964,830	2,127,729	$34,069,063
Shares issued in reinvestment of distributions	187,101	2,560,700	294,731	4,257,371
Shares redeemed	(1,306,194)	(19,211,411)	(1,771,687)	(28,439,962)

Net increase (decrease)	232,296	$3,314,119	650,773	$9,886,472

	Franklin Growth
	Allocation Fund

	Shares	Amount

Class A Shares:
Six Months ended June 30, 2019
Shares sold[a]	3,304,296	$59,864,193
Shares issued in reinvestment of distributions	360,749	6,722,417
Shares redeemed	(4,323,859)	(78,460,705)

Net increase (decrease)	(658,814)	$(11,874,095)

Year ended December 31, 2018
Shares sold[a]	9,411,831	$181,419,633
Shares issued in reinvestment of distributions	4,261,084	71,799,771
Shares redeemed	(8,184,666)	(158,447,411)

Net increase (decrease)	5,488,249	$94,771,993

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Growth
	Allocation Fund

	Shares	Amount

Class C Shares:
Six Months ended June 30, 2019
Shares sold	757,927	$13,380,184
Shares issued in reinvestment of distributions	87,721	1,586,210
Shares redeemed[a]	(1,926,972)	(33,989,003)

Net increase (decrease)	(1,081,324)	$(19,022,609)

Year ended December 31, 2018
Shares sold	2,290,945	$43,225,242
Shares issued in reinvestment of distributions	1,040,994	17,275,116
Shares redeemed[a]	(7,057,658)	(131,889,645)

Net increase (decrease)	(3,725,719)	$(71,389,287)

Class R Shares:
Six Months ended June 30, 2019
Shares sold	200,180	$3,600,326
Shares issued in reinvestment of distributions	27,966	513,844
Shares redeemed	(884,615)	(15,839,357)

Net increase (decrease)	(656,469)	$(11,725,187)

Year ended December 31, 2018
Shares sold	469,006	$9,011,111
Shares issued in reinvestment of distributions	372,999	6,239,723
Shares redeemed	(1,677,731)	(32,009,867)

Net increase (decrease)	(835,726)	$(16,759,033)

Class R6 Shares:
Six Months ended June 30, 2019
Shares sold	14,951	$272,319
Shares issued in reinvestment of distributions	1,785	33,432
Shares redeemed	(24,373)	(444,447)

Net increase (decrease)	(7,637)	$(138,696)

Year ended December 31, 2018
Shares sold	71,669	$1,412,310
Shares issued in reinvestment of distributions	22,158	373,761
Shares redeemed	(12,701)	(247,371)

Net increase (decrease)	81,126	$1,538,700

48	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Growth
	Allocation Fund

	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2019
Shares sold	244,751	$4,485,034
Shares issued in reinvestment of distributions	13,948	261,298
Shares redeemed	(271,996)	(4,954,642)

Net increase (decrease)	(13,297)	$(208,310)

Year ended December 31, 2018
Shares sold	665,107	$12,993,054
Shares issued in reinvestment of distributions	169,710	2,869,802
Shares redeemed	(509,652)	(9,961,638)

Net increase (decrease)	325,165	$5,901,218

aMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the

franklintempleton.com	Semiannual Report	49

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates (continued)

c.  Distribution Fees (continued)

Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$66,096	$116,039	$116,572
CDSC retained	$ 8,528	$ 12,888	$ 7,960

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2019, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Transfer agent fees	$350,211	$663,200	$606,993

f.  Investments in FT Underlying Funds

The Funds invest primarily in FT Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

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Investments in FT Underlying Funds for the ended June 30, 2019, were as follows:

					Net Change in		Number of
	Value at				Unrealized	Value at	Shares
	Beginning			Realized	Appreciation	End of	Held at End	Dividend
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Franklin Conservative Allocation Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	$56,915,523	$290,786	$(24,922,545)	$10,181,937	$4,568,288	$47,033,989	530,020	$—
Franklin Emerging Market Debt Opportunities Fund	37,597,752	11,711	(37,967,811)	(3,544,417)	3,902,765	—[a]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	41,605,935	1,296,080	(43,492,018)	(1,527,178)	2,117,181	—[a]	—	148,346
Franklin FTSE Europe ETF	10,800,877	6,176,471	(1,864,393)	(215,578)	1,783,748	16,681,125	697,955	239,442
Franklin FTSE Japan ETF	11,525,783	59,088	(5,955,755)	(1,088,580)	1,874,173	6,414,709	267,057	78,460
Franklin Growth Fund, Class R6	119,464,184	610,221	(45,196,128)	18,803,648	3,524,979	97,206,904	885,067	—
Franklin International Small Cap Fund, Class R6	25,613,745	2,793,031	(4,554,223)	77,970	2,815,869	26,746,392	1,555,023	—
Franklin LibertyQ Emerging Markets ETF	33,210,679	11,749,529	(3,374,905)	83,827	1,943,618	43,612,748	1,456,949	418,899
Franklin LibertyQ U.S. Equity ETF	62,074,238	26,534,659	(9,970,704)	(341,489)	11,630,540	89,927,244	2,791,038	418,201
Franklin Low Duration Total Return Fund, Class R6	182,843,581	42,166,318	(4,710,641)	(225,582)	3,676,004	223,749,680	22,925,172	3,869,070
Franklin Mutual European Fund, Class R6	20,039,889	679,507	(3,358,662)	191,939	2,126,589	19,679,262	982,489	—
Franklin Pelagos Commodities Strategy Fund, Class R6	58,924,603	2,844,220	(26,063,475)	(5,404,920)	7,379,049	37,679,477	6,776,884	—
Franklin Rising Dividends Fund, Class R6	64,774,725	496,647	(27,218,877)	6,973,395	3,974,412	49,000,302	735,851	166,219
Franklin Strategic Income Fund, Class R6	117,609,696	4,569,723	(59,145,417)	(574,546)	4,606,554	67,066,010	6,914,022	1,558,383
Franklin U.S. Government Securities Fund, Class R6	164,661,149	54,999,545	(10,697,183)	(738,296)	5,413,394	213,638,609	35,312,167	3,307,688
Franklin Utilities Fund, Class R6	22,357,316	375,533	(6,992,373)	2,232,895	864,161	18,837,532	891,506	262,392
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	35,798	115,449,755	(82,360,938)	—	—	33,124,615	33,124,615	330,155
Templeton Foreign Fund, Class R6	35,923,843	253,258	(18,469,993)	1,161,509	1,140,174	20,008,791	2,858,399	—
Templeton Global Total Return Fund, Class R6	81,260,291	6,983,965	(3,106,753)	(24,730)	120,029	85,232,802	7,316,120	2,743,743

Total Affiliated Securities	$1,147,239,607	$278,340,047	$(419,422,794)	$26,021,804	$63,461,527	$1,095,640,191		$13,540,998

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	$25,439,836	$15,470,372	$(3,170,148)	$(356,646)	$4,128,783	$41,512,197	1,736,912	$595,869

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3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

					Net Change in		Number of
	Value at				Unrealized	Value at	Shares
	Beginning			Realized	Appreciation	End of	Held at End	Dividend
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Franklin Moderate Allocation Fund (continued)
Controlled Affiliates (continued)
Franklin LibertyQ Emerging Markets ETF	$74,846,213	$30,272,651	$(4,403,833)	$126,257	$4,511,433	$105,352,721	3,519,465	$1,011,910
Franklin Pelagos Commodities Strategy Fund, Class R6	91,248,228	4,882,965	(39,011,999)	(10,646,708)	13,638,265	60,110,751	10,811,286	—

Total Controlled Affiliates	$191,534,277	$50,625,988	$(46,585,980)	$(10,877,097)	$22,278,481	$206,975,669		$1,607,779

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	131,830,259	516,430	(50,711,566)	16,288,872	18,667,020	116,591,015	1,313,850	—
Franklin Emerging Market Debt Opportunities Fund	37,608,902	—	(37,969,117)	(3,475,206)	3,835,421	—[a]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	38,683,399	1,838,069	(41,068,817)	(1,380,650)	1,927,999	—[a]	—	138,809
Franklin FTSE Japan ETF	27,611,482	113,622	(13,639,277)	(2,494,750)	4,373,263	15,964,340	664,627	195,265
Franklin Growth Fund, Class R6	278,927,077	1,096,173	(92,098,483)	39,301,491	13,980,177	241,206,435	2,196,180	—
Franklin International Small Cap Fund, Class R6	59,120,152	7,583,513	(6,886,752)	133,170	6,608,322	66,558,405	3,869,675	—
Franklin LibertyQ U.S. Equity ETF	143,550,227	67,933,189	(17,658,236)	(488,969)	27,371,723	220,707,934	6,850,029	1,020,129
Franklin Low Duration Total Return Fund, Class R6	178,021,586	58,251,613	(7,709,369)	(316,568)	3,764,877	232,012,139	23,771,735	3,900,130
Franklin Mutual European Fund, Class R6	47,971,953	519,608	(5,153,807)	378,348	5,260,050	48,976,152	2,445,140	—
Franklin Rising Dividends Fund, Class R6	148,089,939	986,525	(54,652,163)	13,640,899	12,189,785	120,254,985	1,805,901	403,605
Franklin Strategic Income Fund, Class R6	111,626,569	7,701,607	(53,698,332)	(519,245)	4,431,456	69,542,055	7,169,284	1,574,469
Franklin U.S. Government Securities Fund, Class R6	159,143,007	56,995,917	(6,834,450)	(491,661)	5,161,209	213,974,022	35,367,607	3,316,742
Franklin Utilities Fund, Class R6	50,426,474	1,163,105	(12,640,345)	4,791,398	2,490,202	46,230,834	2,187,924	634,483
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	56,065	170,307,406	(115,819,445)	—	—	54,544,026	54,544,026	522,156
Templeton Foreign Fund, Class R6	82,834,369	1,036,950	(30,697,118)	924,925	4,367,844	58,466,970	8,352,424	—

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					Net Change in		Number of
	Value at				Unrealized	Value at	Shares
	Beginning			Realized	Appreciation	End of	Held at End	Dividend
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	$79,180,477	$10,480,884	$(2,278,304)	$(32,848)	$57,211	$87,407,420	7,502,783	$2,777,779

Total Non-Controlled Affiliates	$1,574,681,937	$386,524,611	$(549,515,581)	$66,259,206	$114,486,559	$1,592,436,732		$14,483,567

Total Affiliated Securities	$1,766,216,214	$437,150,599	$(596,101,561)	$55,382,109	$136,765,040	$1,799,412,401		$16,091,346

Franklin Growth Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	$21,922,080	$13,495,775	$(2,174,339)	$(229,832)	$3,516,271	$36,529,955	1,528,450	$524,353
Franklin LibertyQ Emerging Markets ETF	62,311,312	27,665,311	(2,509,506)	47,174	3,876,025	91,390,316	3,053,030	877,801

Total Controlled Affiliates	$84,233,392	$41,161,086	$(4,683,845)	$(182,658)	$7,392,296	$127,920,271		$1,402,154

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	109,789,861	308,723	(36,183,829)	11,214,093	18,641,821	103,770,669	1,169,379	—
Franklin Emerging Market Debt Opportunities Fund	8,968,255	—	(9,055,121)	(791,173)	878,039	—[a]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	10,049,028	990,476	(11,180,602)	(312,751)	453,849	—[a]	—	36,727
Franklin FTSE Japan ETF	22,716,000	60,500	(10,307,981)	(1,844,775)	3,423,152	14,046,896	584,800	171,812
Franklin Growth Fund, Class R6	231,954,267	653,513	(68,689,563)	20,117,651	25,301,803	209,337,671	1,906,015	—
Franklin International Small Cap Fund, Class R6	49,599,678	6,966,668	(3,687,731)	40,596	5,650,160	58,569,371	3,405,196	—
Franklin LibertyQ U.S. Equity ETF	119,744,604	61,728,393	(11,555,037)	(152,131)	23,170,946	192,936,775	5,988,106	890,129
Franklin Low Duration Total Return Fund, Class R6	45,152,022	26,230,480	(2,970,891)	(62,763)	991,688	69,340,536	7,104,563	1,077,340
Franklin Mutual European Fund, Class R6	40,510,549	519,795	(2,763,585)	199,482	4,632,504	43,098,745	2,151,710	—
Franklin Pelagos Commodities Strategy Fund, Class R6	56,835,748	2,930,414	(22,656,170)	(4,628,705)	6,443,874	38,925,161	7,000,928	—
Franklin Rising Dividends Fund, Class R6	123,494,926	699,007	(41,141,778)	8,594,943	13,476,503	105,123,601	1,578,670	351,360
Franklin Strategic Income Fund, Class R6	26,754,417	4,325,290	(11,286,279)	(118,082)	1,108,112	20,783,458	2,142,624	438,187
Franklin U.S. Government Securities Fund, Class R6	39,210,505	26,182,620	(2,753,029)	(190,042)	1,498,591	63,948,645	10,570,024	916,975
Franklin Utilities Fund, Class R6	41,286,615	1,165,323	(8,215,695)	3,017,699	3,159,742	40,413,684	1,912,621	550,477
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	36,422	105,565,035	(69,312,992)	—	—	36,288,465	36,288,465	344,161

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

					Net Change in		Number of
	Value at				Unrealized	Value at	Shares
	Beginning			Realized	Appreciation	End of	Held at End	Dividend
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Foreign Fund, Class R6	$69,665,758	$1,158,504	$(23,840,197)	$746,163	$3,718,954	$51,449,182	7,349,883	$—
Templeton Global Total Return Fund, Class R6	18,800,160	7,399,704	(977,825)	(10,936)	(56,153)	25,154,950	2,159,223	761,123

Total Non-Controlled Affiliates	$1,014,568,815	$246,884,445	$(336,578,305)	$35,819,269	$112,493,585	$1,073,187,809		$5,538,291

Total Affiliated Securities	$1,098,802,207	$288,045,531	$(341,262,150)	$35,636,611	$119,885,881	$1,201,108,080		$6,940,445

aAs of June 30, 2019, no longer held by the fund.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Growth Allocation Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R, Advisor Class and for Class R6 of the Fund do not exceed 0.40% and 0.27% respectively, based on the average net assets of each class until April 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

Prior to May 1, 2019, expenses (excluding certain fees and expenses as previously disclosed) for Franklin Growth Allocation Fund for Class A, Class C, Class R and Advisor Class were limited to 0.40%, and expenses for Class R6 were limited to 0.28% based on the average net assets of each class.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2020.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2019, the custodian fees were reduced as noted in the Statements of Operations.

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5. Income Taxes

At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Cost of investments	$1,079,674,819	$1,604,662,304	$963,986,308

Unrealized appreciation	$162,970,845	$386,418,076	$328,807,436
Unrealized depreciation	(25,633,190)	(29,986,554)	(15,941,703)

Net unrealized appreciation (depreciation)	$137,337,655	$356,431,522	$312,865,733

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2019, were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Purchases	$253,242,109	$364,990,031	$212,460,380
Sales	$346,561,941	$491,111,073	$279,505,685

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2019, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

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8. Fair Value Measurements (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2019, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Conservative Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,183,887,859	$—	$—	$1,183,887,859
Short Term Investments	33,124,615	—	—	33,124,615

Total Investments in Securities	$1,217,012,474	$—	$—	$1,217,012,474

Franklin Moderate Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,905,452,306	$—	$—	$1,905,452,306
Short Term Investments	54,544,026	1,097,494	—	55,641,520

Total Investments in Securities	$1,959,996,332	$1,097,494	$—	$1,961,093,826

Franklin Growth Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,239,872,674	$—	$—	$1,239,872,674
Short Term Investments	36,288,465	690,902	—	36,979,367

Total Investments in Securities	$1,276,161,139	$690,902	$—	$1,276,852,041

aFor detailed categories, see the accompanying Statement of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange
SPDR	S&P Depositary Receipt

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin Moderate Allocation Fund

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

(each a Fund)

At an in-person meeting held on February 26, 2019 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the US Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for each Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI),

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SHAREHOLDER INFORMATION

the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2018. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin Moderate Allocation Fund – The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the 10-year period, while below the median, exceeded 7%.

Franklin Conservative Allocation Fund – The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation conservative funds. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median and in the second quintile of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the five-year period and 10-year period, while below the median, exceeded 2% and 5%, respectively.

Franklin Growth Allocation Fund – The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation growth funds. The Board noted that the Fund’s annualized total return for the one-, three- and 10-year periods was above the median of its Performance Universe, but for the five-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the five-year period, while below the median, was almost 4%.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for: (i) Class A shares for the Franklin Conservative Allocation Fund and for Class A shares and Class T shares for the other funds in the Expense Group with multiple classes of shares; (ii) Class A shares for the Franklin Moderate Allocation Fund and for Class A shares for the other funds in the Expense Group with multiple classes of shares; and (iii) Class A shares for the Franklin Growth

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

Allocation Fund and for Class A shares and Investor Class shares for the other funds in the Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Franklin Conservative Allocation Fund included the Fund and 10 other mixed-asset target allocation conservative funds. The Expense Group for the Franklin Moderate Allocation Fund included the Fund and 11 other mixed-asset target allocation moderate funds. The Expense Group for the Franklin Growth Allocation Fund included the Fund and 12 other mixed-asset target allocation growth funds. The Board noted that the Management Rates for the Funds were above the medians of their respective Expense Groups and the actual total expense ratios for the Funds were above the medians and in the fifth quintile (most expensive) of their respective Expense Groups. The Board noted that the Management Rate paid by each Fund is solely for asset allocation services as the Fund invests substantially all of its assets in underlying funds. The Board concluded that the Management Rate charged to each Fund is reasonable in light of the fee waiver from management on the Fund’s actual total expense ratio.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that, due to the use of the Management Rate for allocation services, the Funds would not likely experience economies of scale.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin Fund Allocator Series
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2019 Franklin Templeton Investments. All rights reserved.	FAS S 08/19

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN FUND ALLOCATOR SERIES

June 30, 2019

FRANKLIN TEMPLETON

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The U.S. economy, after moderating for two consecutive quarters, grew faster during the six months ended June 30, 2019, and the unemployment rate declined. In the first half of 2019, the U.S. Federal Reserve (Fed) held its federal funds rate unchanged at 2.50%, but in June, the Fed indicated increased uncertainties around its views on economic activity and the labor market and hinted at potential future rate cuts. After the reporting period, in an effort to support ongoing economic growth, the Fed implemented a much anticipated 25 basis-point reduction at its July 31 meeting.

In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), rose 17.35%, (the index increasing from 2,506.85 to 2,941.76).1,3 The prices of stocks in global developed markets, as measured by the MSCI World Index, rose 15.63% (the index increasing from 1,883.901 to 2,178.347).2,3 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg Index), posted a +6.11% total return (an index increase from 2,046.60 to 2,171.71), which includes reinvestment of income and distributions.4

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

1. Source: Copyright © 2019, S&P Dow Jones Indices LLC. All rights reserved.

2. Source: MSCI.

3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +18.54% (index total return resulting in an increase from 4,984.22 to 5,908.25) and MSCI World Index +17.38% (index total return resulting in an increase from 7,771.710 to 9,122.090).

4. Sources: Morningstar and Bloomberg Barclays Indices. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of June 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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SEMIANNUAL REPORT

Economic and Market Overview

The global economy expanded during the six months ended June 30, 2019, despite weakness in certain regions. Global developed and emerging market stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports and periods of optimism about a potential U.S.-China trade deal. Further supporting markets were the U.S. Federal Reserve’s (Fed’s) patient approach to its monetary policy in 2019 and recent indication it will act as appropriate to sustain U.S. economic expansion.

However, markets reflected concerns about political uncertainties in the U.S. and the European Union, geopolitical risks in certain regions, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, posted a +16.60% total return for the six-month period.1

The U.S. economy grew during the six months ended June 30, 2019. After moderating for two consecutive quarters, the economy grew significantly faster in 2019’s first quarter, driven by growth in consumer spending, inventory investment, exports, business investment, and state and local government spending. However, the economy moderated again in the second quarter, due to weakness in inventory investment, exports, business investment and housing investment. The unemployment rate decreased from 3.9% in December 2018 to 3.7% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in December 2018 to 1.6% at period-end.2

The Fed held its target range for the federal funds rate unchanged, at 2.25%–2.50%, during the reporting period. In March, the Fed mentioned it would end its balance sheet normalization program by the end of September 2019. In June, the Fed indicated increased uncertainties around its views on economic activity and the labor market. With market-based inflation measures remaining low recently, the market has interpreted the Fed’s recent statements to mean it will likely cut rates in 2019’s second half to foster continued economic growth while attempting to achieve its inflation objective.

In Europe, the U.K.’s quarterly gross domestic product (GDP) growth accelerated in 2019’s first quarter. The

Bank of England left its key policy rate unchanged during the period. The eurozone’s quarterly GDP accelerated in 2019’s first quarter. However, the bloc’s annual inflation rate decreased during the period. The European Central Bank (ECB) kept its benchmark interest rate unchanged for the same time. In June, the ECB mentioned it would leave interest rates unchanged through the first half of 2020, provided details of its new stimulus, and indicated its openness to cut rates or increase stimulus.

In Asia, Japan’s quarterly GDP growth accelerated in 2019’s first quarter. In June, the Bank of Japan also left its benchmark interest rate unchanged, while continuing its stimulus measures, and expressed its openness to cut interest rates or increase stimulus.

In larger emerging markets, Brazil’s quarterly GDP growth contracted in 2019’s first quarter. The Central Bank of Brazil left its benchmark interest rate unchanged during the period. Russia’s annual GDP growth moderated in 2019’s first quarter. The Bank of Russia cut its key rate once during the period. China’s annual GDP growth rate stabilized in 2019’s first quarter. The People’s Bank of China left its benchmark interest rate unchanged, but it took measures to improve financial liquidity to mitigate the effects of the U.S.-China trade dispute and support economic growth. Overall, global emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a +10.78% total return during the six-month period.1

The foregoing information reflects our analysis and opinions as of June 30, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: U.S. Bureau of Labor Statistics

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Corefolio Allocation Fund

This semiannual report for Franklin Corefolio Allocation Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation through investments in a combination of Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares posted a +17.22% cumulative total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s® 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, posted a +18.54% cumulative total return, and the MSCI World Index, which tracks equity performance in global developed markets, posted a +17.38% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Growth Fund – Class R6 and Franklin Growth Opportunities Fund – Class R6 outperformed the S&P 500, while Franklin Mutual Shares Fund – Class R6 underperformed the index. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 19.

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FRANKLIN COREFOLIO ALLOCATION FUND

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager
May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/19

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return	[1]	Average Annual Total Return	[2]

A3
6-Month	+17.22%		+10.76%

1-Year	+5.43%		-0.38%

5-Year	+39.39%		+5.67%

10-Year	+205.37%		+11.18%

Advisor
6-Month	+17.36%		+17.36%

1-Year	+5.70%		+5.70%

5-Year	+41.21%		+7.14%

10-Year	+213.76%		+12.11%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN COREFOLIO ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total

A	$0.0138	$1.0257	$1.0395

C	$0.0138	$1.0257	$1.0395

R	$0.0138	$1.0257	$1.0395

R6	$0.0138	$1.0257	$1.0395

Advisor	$0.0138	$1.0257	$1.0395

Total Annual Operating Expenses4

Share Class

A	1.04%

Advisor	0.79%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks that are heightened in developing countries. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN COREFOLIO ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 1/1/19	Value 6/30/19	1/1/19–6/30/19[1,2]	Value 6/30/19	1/1/19–6/30/19[1,2]	Ratio[2]

A	$1,000	$1,172.20	$2.37	$1,022.61	$2.21	0.44%
C	$1,000	$1,167.40	$6.40	$1,018.89	$5.96	1.19%
R	$1,000	$1,170.20	$3.61	$1,021.47	$3.36	0.67%
R6	$1,000	$1,174.30	$0.49	$1,024.35	$0.45	0.09%
Advisor	$1,000	$1,173.60	$1.02	$1,023.85	$0.95	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

8	Semiannual Report	franklintempleton.com

Franklin Founding Funds Allocation Fund

This semiannual report for Franklin Founding Funds Allocation Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

**Rounds to less than 0.1% of net assets.

Performance Overview

The Fund’s Class A shares posted a +11.02% cumulative total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, posted a +18.54% total return and the MSCI World Index, which tracks equity performance in global developed markets, posted a +17.38% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund – Class R6 and Franklin Mutual Shares Fund – Class R6 underperformed the S&P 500. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 25.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/19

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return	[2]

A3
6-Month	+11.02%	+4.88%

1-Year	+1.36%	-4.22%

5-Year	+13.59%	+1.43%

10-Year	+132.75%	+8.20%

Advisor
6-Month	+11.16%	+11.16%

1-Year	+1.67%	+1.67%

5-Year	+15.12%	+2.86%

10-Year	+138.74%	+9.09%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income

A	$0.1806

C	$0.1287

R	$0.1655

R6	$0.2039

Advisor	$0.1967

Total Annual Operating Expenses4

Share Class

A	0.99%

Advisor	0.74%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher-yielding, lower-rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/19[1,2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/19[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,110.20	$2.20	$1,022.71	$2.11	0.42%
C	$1,000	$1,106.10	$6.11	$1,018.99	$5.86	1.17%
R	$1,000	$1,108.60	$3.50	$1,021.47	$3.36	0.67%
R6	$1,000	$1,112.30	$0.42	$1,024.40	$0.40	0.08%
Advisor	$1,000	$1,111.60	$0.89	$1,023.95	$0.85	0.17%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Corefolio Allocation Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.32	$19.68	$17.06	$16.80	$18.00	$17.61

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.04)	0.17	0.17	0.14	0.14	0.23

Net realized and unrealized gains (losses)	3.01	(1.51)	3.23	1.07	(0.32)	0.91

Total from investment operations	2.97	(1.34)	3.40	1.21	(0.18)	1.14

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.15)	(0.18)	(0.17)	(0.16)	(0.29)

Net realized gains	(1.03)	(0.87)	(0.60)	(0.78)	(0.86)	(0.46)

Total distributions	(1.04)	(1.02)	(0.78)	(0.95)	(1.02)	(0.75)

Net asset value, end of period	$19.25	$17.32	$19.68	$17.06	$16.80	$18.00

Total return[d]	17.22%	(7.10)%	20.07%	7.64%	(1.20)%	6.48%

Ratios to average net assets[e]

Expenses[f,g]	0.44%	0.41%	0.47%	0.45%	0.47%	0.48%

Net investment income (loss)[c]	(0.44)%	0.76%	0.90%	0.83%	0.80%	1.27%

Supplemental data

Net assets, end of period (000’s)	$682,870	$593,983	$579,707	$507,530	$523,540	$558,862

Portfolio turnover rate	2.16%	3.94%	0.71%	0.40%	0.53%	5.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2019.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.10	$19.43	$16.85	$16.61	$17.81	$17.44

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.11)	(0.10)	0.02	0.01	0.02	0.10

Net realized and unrealized gains (losses)	2.96	(1.35)	3.19	1.05	(0.33)	0.89

Total from investment operations	2.85	(1.45)	3.21	1.06	(0.31)	0.99

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.01)	(0.03)	(0.04)	(0.03)	(0.16)

Net realized gains	(1.03)	(0.87)	(0.60)	(0.78)	(0.86)	(0.46)

Total distributions	(1.04)	(0.88)	(0.63)	(0.82)	(0.89)	(0.62)

Net asset value, end of period	$18.91	$17.10	$19.43	$16.85	$16.61	$17.81

Total return[d]	16.74%	(7.76)%	19.20%	6.82%	(1.92)%	5.69%

Ratios to average net assets[e]

Expenses[f,g]	1.19%	1.16%	1.22%	1.20%	1.19%	1.19%

Net investment income (loss)[c]	(1.19)%	0.01%	0.15%	0.08%	0.08%	0.56%

Supplemental data

Net assets, end of period (000’s)	$77,694	$72,124	$170,218	$160,729	$172,116	$176,680

Portfolio turnover rate	2.16%	3.94%	0.71%	0.40%	0.53%	5.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2019.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.34	$19.68	$17.06	$16.81	$18.01	$17.60

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.06)	0.10	0.12	0.10	0.10	0.16

Net realized and unrealized gains (losses)	3.00	(1.48)	3.23	1.06	(0.32)	0.95

Total from investment operations	2.94	(1.38)	3.35	1.16	(0.22)	1.11

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.09)	(0.13)	(0.13)	(0.12)	(0.24)

Net realized gains	(1.03)	(0.87)	(0.60)	(0.78)	(0.86)	(0.46)

Total distributions	(1.04)	(0.96)	(0.73)	(0.91)	(0.98)	(0.70)

Net asset value, end of period	$19.24	$17.34	$19.68	$17.06	$16.81	$18.01

Total return[d]	17.02%	(7.30)%	19.79%	7.33%	(1.43)%	6.30%

Ratios to average net assets[e]

Expenses[f,g]	0.67%	0.65%	0.72%	0.70%	0.69%	0.69%

Net investment income (loss)[c]	(0.67)%	0.52%	0.65%	0.58%	0.58%	1.06%

Supplemental data

Net assets, end of period (000’s)	$1,388	$1,412	$1,629	$1,461	$1,423	$1,545

Portfolio turnover rate	2.16%	3.94%	0.71%	0.40%	0.53%	5.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2019.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.34	$19.67	$19.18

Income from investment operations[b]:

Net investment income (loss)[c,d]	(0.01)	0.27	0.26

Net realized and unrealized gains (losses)	3.02	(1.52)	0.73

Total from investment operations	3.01	(1.25)	0.99

Less distributions from:

Net investment income	(0.01)	(0.21)	(0.25)

Net realized gains	(1.03)	(0.87)	(0.25)

Total distributions	(1.04)	(1.08)	(0.50)

Net asset value, end of period	$19.31	$17.34	$19.67

Total return[e]	17.43%	(6.78)%	5.28%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.12%	0.23%	3.47%

Expenses net of waiver and payments by affiliates[g]	0.09%	0.09%	0.08%

Net investment income (loss)[d]	(0.09)%	1.08%	1.29%

Supplemental data

Net assets, end of period (000’s)	$1,050	$75	$5

Portfolio turnover rate	2.16%	3.94%	0.71%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2019.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.35	$19.71	$17.08	$16.82	$18.03	$17.64

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.02)	0.24	0.25	0.21	0.21	0.32

Net realized and unrealized gains (losses)	3.02	(1.53)	3.21	1.04	(0.35)	0.88

Total from investment operations	3.00	(1.29)	3.46	1.25	(0.14)	1.20

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.20)	(0.23)	(0.21)	(0.21)	(0.35)

Net realized gains	(1.03)	(0.87)	(0.60)	(0.78)	(0.86)	(0.46)

Total distributions	(1.04)	(1.07)	(0.83)	(0.99)	(1.07)	(0.81)

Net asset value, end of period	$19.31	$17.35	$19.71	$17.08	$16.82	$18.03

Total return[d]	17.36%	(6.85)%	20.40%	7.90%	(0.96)%	6.79%

Ratios to average net assets[e]

Expenses[f,g]	0.19%	0.16%	0.22%	0.20%	0.19%	0.19%

Net investment income (loss)[c]	(0.19)%	1.01%	1.15%	1.08%	1.08%	1.56%

Supplemental data

Net assets, end of period (000’s)	$45,664	$40,399	$33,607	$22,721	$19,396	$18,918

Portfolio turnover rate	2.16%	3.94%	0.71%	0.40%	0.53%	5.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2019.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin Corefolio Allocation Fund

	Shares	Value

Investments in Underlying Funds 99.9%

Domestic Equity 74.9%
[a] Franklin Growth Fund, Class R6	1,840,156	$202,104,332
[a,b] Franklin Growth Opportunities Fund, Class R6	4,600,256	202,411,275
[a] Franklin Mutual Shares Fund, Class R6	7,295,905	201,221,070

		605,736,677

Foreign Equity 25.0%
[a] Templeton Growth Fund Inc., Class R6	9,063,270	202,201,545

Total Investments in Underlying Funds before Short Term Investments (Cost $555,597,105)		807,938,222

Short Term Investments (Cost $204) 0.0%†

Money Market Funds 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	204	204

Total Investments in Underlying Funds (Cost $555,597,309) 99.9%		807,938,426
Other Assets, less Liabilities 0.1%		726,580

Net Assets 100.0%		$808,665,006

†Rounds to less than 0.1% of net assets.

aSee Note 3(e) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Founding Funds Allocation Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.63	$14.54	$13.47	$12.14	$13.31	$13.37

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.41	0.40	0.36	0.35	0.46

Net realized and unrealized gains (losses)	1.29	(1.82)	1.10	1.26	(1.16)	(0.06)

Total from investment operations	1.39	(1.41)	1.50	1.62	(0.81)	0.40

Less distributions from:

Net investment income	(0.18)	(0.50)	(0.43)	(0.29)	(0.36)	(0.46)

Net asset value, end of period	$13.84	$12.63	$14.54	$13.47	$12.14	$13.31

Total return[d]	11.02%	(9.82)%	11.20%	13.52%	(6.18)%	2.92%

Ratios to average net assets[e]

Expenses[f,g]	0.42%	0.39%	0.43%	0.42%	0.41%	0.41%

Net investment income[c]	1.42%	2.66%	2.81%	2.87%	2.65%	3.35%

Supplemental data

Net assets, end of period (000’s)	$3,386,201	$3,209,751	$3,300,005	$3,310,397	$3,346,192	$3,958,706

Portfolio turnover rate	0.28%	0.73%	0.48%	0.06%	—%	3.79%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2019.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.54	$14.33	$13.27	$11.96	$13.11	$13.18

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.18	0.28	0.26	0.25	0.35

Net realized and unrealized gains (losses)	1.28	(1.67)	1.10	1.25	(1.14)	(0.07)

Total from investment operations	1.33	(1.49)	1.38	1.51	(0.89)	0.28

Less distributions from:

Net investment income	(0.13)	(0.30)	(0.32)	(0.20)	(0.26)	(0.35)

Net asset value, end of period	$13.74	$12.54	$14.33	$13.27	$11.96	$13.11

Total return[d]	10.61%	(10.54)%	10.43%	12.71%	(6.85)%	2.12%

Ratios to average net assets[e]

Expenses[f,g]	1.17%	1.14%	1.18%	1.17%	1.16%	1.16%

Net investment income[c]	0.67%	1.91%	2.06%	2.12%	1.90%	2.60%

Supplemental data

Net assets, end of period (000’s)	$343,031	$362,833	$1,261,997	$1,402,623	$1,458,281	$1,745,766

Portfolio turnover rate	0.28%	0.73%	0.48%	0.06%	—%	3.79%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2019.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.68	$14.58	$13.49	$12.16	$13.33	$13.39

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.34	0.34	0.33	0.32	0.44

Net realized and unrealized gains (losses)	1.30	(1.78)	1.13	1.26	(1.16)	(0.08)

Total from investment operations	1.38	(1.44)	1.47	1.59	(0.84)	0.36

Less distributions from:

Net investment income	(0.17)	(0.46)	(0.38)	(0.26)	(0.33)	(0.42)

Net asset value, end of period	$13.89	$12.68	$14.58	$13.49	$12.16	$13.33

Total return[d]	10.86%	(10.01)%	10.97%	13.22%	(6.40)%	2.68%

Ratios to average net assets[e]

Expenses[f,g]	0.67%	0.64%	0.68%	0.67%	0.66%	0.66%

Net investment income[c]	1.17%	2.41%	2.56%	2.62%	2.40%	3.10%

Supplemental data

Net assets, end of period (000’s)	$6,014	$5,513	$7,843	$10,776	$10,724	$11,619

Portfolio turnover rate	0.28%	0.73%	0.48%	0.06%	—%	3.79%
aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2019.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.95	$14.62	$14.46

Income from investment operations[b]:

Net investment income[c,d]	0.11	0.37	0.30

Net realized and unrealized gains (losses)	1.35	(1.75)	0.06

Total from investment operations	1.46	(1.38)	0.36

Less distributions from:

Net investment income	(0.20)	(0.29)	(0.20)

Net asset value, end of period	$14.21	$12.95	$14.62

Total return[e]	11.23%	(9.57)%	2.56%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction[g]	13.90%	0.08%	4.28%

Expenses net of waiver and payments by affiliates and expense reduction[g]	0.08%	0.07%	0.06%

Net investment income[d]	1.76%	2.98%	3.18%

Supplemental data

Net assets, end of period (000’s)	$11	$4	$5

Portfolio turnover rate	0.28%	0.73%	0.48%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.71	$14.63	$13.54	$12.20	$13.38	$13.44

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.43	0.46	0.40	0.39	0.53

Net realized and unrealized gains (losses)	1.31	(1.81)	1.10	1.26	(1.18)	(0.10)

Total from investment operations	1.42	(1.38)	1.56	1.66	(0.79)	0.43

Less distributions from:

Net investment income	(0.20)	(0.54)	(0.47)	(0.32)	(0.39)	(0.49)

Net asset value, end of period	$13.93	$12.71	$14.63	$13.54	$12.20	$13.38

Total return[d]	11.16%	(9.60)%	11.58%	13.82%	(5.98)%	3.17%

Ratios to average net assets[e]

Expenses[f,g]	0.17%	0.14%	0.18%	0.17%	0.16%	0.16%

Net investment income[c]	1.67%	2.91%	3.06%	3.12%	2.90%	3.60%

Supplemental data

Net assets, end of period (000’s)	$153,963	$145,522	$174,219	$131,368	$123,966	$141,932

Portfolio turnover rate	0.28%	0.73%	0.48%	0.06%	—%	3.79%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2019.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin Founding Funds Allocation Fund

	Shares	Value

Investments in Underlying Funds 100.0%

Domestic Equity 33.4%
[a] Franklin Mutual Shares Fund, Class R6	47,120,498	$1,299,583,327

Domestic Hybrid 33.3%
[a] Franklin Income Fund, Class R6	560,115,221	1,293,866,160

Foreign Equity 33.3%
[a] Templeton Growth Fund Inc., Class R6	58,103,595	1,296,291,208

Total Investments in Underlying Funds before Short Term Investments (Cost $3,907,200,264)		3,889,740,695

Short Term Investments (Cost $8) 0.0%†

Money Market Funds 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	8	8

Total Investments in Underlying Funds (Cost $3,907,200,272) 100.0%		3,889,740,703
Other Assets, less Liabilities (0.0)%†		(519,964)

Net Assets 100.0%		$3,889,220,739

†Rounds to less than 0.1% of net assets.

aSee Note 3(e) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

June 30, 2019 (unaudited)

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3e)	$555,597,309	$3,907,200,272

Value - Non-controlled affiliates (Note 3e)	$807,938,426	$3,889,740,703
Receivables:
Investment securities sold	1,301,876	3,774,426
Capital shares sold	846,273	2,854,984
Other assets	541	2,787

Total assets	810,087,116	3,896,372,900

Liabilities:
Payables:
Capital shares redeemed	356,820	3,778,519
Administrative fees	19,540	94,586
Distribution fees	410,019	1,989,230
Transfer agent fees	113,492	733,045
Trustees’ fees and expenses	413	3,976
Funds advanced by custodian	467,177	302,460
Accrued expenses and other liabilities	54,649	250,345

Total liabilities	1,422,110	7,152,161

Net assets, at value	$808,665,006	$3,889,220,739

Net assets consist of:
Paid-in capital	$553,885,694	$3,922,319,244
Total distributable earnings (loss)	254,779,312	(33,098,505)

Net assets, at value	$808,665,006	$3,889,220,739

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2019 (unaudited)

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Class A:
Net assets, at value	$682,870,068	$3,386,201,347

Shares outstanding	35,481,943	244,652,828

Net asset value per share[a]	$19.25	$13.84

Maximum offering price per share (net asset value per share ÷ 94.50%)	$20.37	$14.65

Class C:
Net assets, at value	$ 77,693,802	$ 343,030,736

Shares outstanding	4,108,448	24,966,119

Net asset value and maximum offering price per share[a]	$18.91	$13.74

Class R:
Net assets, at value	$ 1,387,932	$ 6,013,861

Shares outstanding	72,130	433,083

Net asset value and maximum offering price per share	$19.24	$13.89

Class R6:
Net assets, at value	$ 1,049,673	$ 11,300

Shares outstanding	54,372	795

Net asset value and maximum offering price per share	$19.31	$14.21

Advisor Class:
Net assets, at value	$ 45,663,531	$ 153,963,495

Shares outstanding	2,365,197	11,056,206

Net asset value and maximum offering price per share	$19.31	$13.93

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended June 30, 2019 (unaudited)

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3e)	$ 4,127	$ 35,755,615

Expenses:
Administrative fees (Note 3a)	116,501	583,858
Distribution fees: (Note 3b)
Class A	817,336	4,214,365
Class C	383,905	1,802,894
Class R	3,444	14,524
Transfer agent fees: (Note 3d)
Class A	440,862	2,062,232
Class C	51,767	220,941
Class R	963	3,571
Class R6	199	455
Advisor Class	29,724	93,636
Reports to shareholders	29,132	177,100
Registration and filing fees	47,556	71,058
Professional fees	17,823	33,409
Trustees’ fees and expenses	4,116	23,021
Other	7,383	21,499

Total expenses	1,950,711	9,322,563
Expenses waived/paid by affiliates (Note 3e and 3f)	(164)	(519)

Net expenses	1,950,547	9,322,044

Net investment income (loss)	(1,946,420)	26,433,571

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3e)	8,956,796	13,172,695

Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3e)	113,457,441	363,230,901

Net realized and unrealized gain (loss)	122,414,237	376,403,596

Net increase (decrease) in net assets resulting from operations	$120,467,817	$402,837,167

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ (1,946,420)	$ 4,964,970	$ 26,433,571	$ 109,824,974
Net realized gain (loss)	8,956,796	56,299,785	13,172,695	237,245,597
Net change in unrealized appreciation (depreciation)	113,457,441	(115,422,185)	363,230,901	(765,133,150)

Net increase (decrease) in net assets resulting from operations	120,467,817	(54,157,430)	402,837,167	(418,062,579)

Distributions to shareholders:
Class A	(35,067,661)	(31,429,597)	(43,719,674)	(116,621,060)
Class C	(4,056,780)	(6,261,482)	(3,192,988)	(19,814,740)
Class R	(71,092)	(76,122)	(70,795)	(206,016)
Class R6	(53,320)	(4,072)	(161)	(300,471)
Advisor Class	(2,365,261)	(2,113,981)	(2,145,681)	(5,943,055)

Total distributions to shareholders	(41,614,114)	(39,885,254)	(49,129,299)	(142,885,342)

Capital share transactions: (Note 2)
Class A	22,393,193	92,218,327	(128,890,161)	368,804,104
Class C	(2,145,634)	(87,999,400)	(53,754,025)	(821,039,175)
Class R	(178,801)	(27,449)	(19,905)	(1,509,563)
Class R6	985,228	83,314	6,306	1,869,543
Advisor Class	764,352	12,594,513	(5,452,561)	(7,623,342)

Total capital share transactions	21,818,338	16,869,305	(188,110,346)	(459,498,433)

Net increase (decrease) in net assets	100,672,041	(77,173,379)	165,597,522	(1,020,446,354)
Net assets:
Beginning of period	707,992,965	785,166,344	3,723,623,217	4,744,069,571

End of period	$808,665,006	$ 707,992,965	$3,889,220,739	$3,723,623,217

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest in affiliated mutual funds managed by Franklin Templeton (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Fund’s significant accounting polocies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and capital gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2019
Shares sold[a]	1,920,470	$ 37,245,653	6,486,085	$ 89,046,822
Shares issued in reinvestment of distributions	1,809,182	34,392,479	3,055,672	41,893,271
Shares redeemed	(2,540,015)	(49,244,939)	(18,935,439)	(259,830,254)

Net increase (decrease)	1,189,637	$ 22,393,193	(9,393,682)	$(128,890,161)

Year ended December 31, 2018
Shares sold[a]	7,627,736	$ 150,603,231	56,210,520	$ 790,491,720
Shares issued in reinvestment of distributions	1,661,540	30,730,226	8,380,784	111,330,439
Shares redeemed	(4,456,618)	(89,115,130)	(37,436,285)	(533,018,055)

Net increase (decrease)	4,832,658	$ 92,218,327	27,155,019	$ 368,804,104

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended June 30, 2019
Shares sold	324,012	$6,164,195	1,158,593	$15,766,291
Shares issued in reinvestment of distributions	212,042	3,963,059	227,237	3,092,692
Shares redeemed[a]	(645,724)	(12,272,888)	(5,347,691)	(72,613,008)

Net increase (decrease)	(109,670)	$(2,145,634)	(3,961,861)	$(53,754,025)

Year ended December 31, 2018
Shares sold	1,105,173	$21,834,828	4,059,067	$56,982,121
Shares issued in reinvestment of distributions	327,572	6,166,942	1,422,319	19,460,023
Shares redeemed[a]	(5,975,628)	(116,001,170)	(64,640,423)	(897,481,319)

Net increase (decrease)	(4,542,883)	$(87,999,400)	(59,159,037)	$(821,039,175)

Class R Shares:
Six Months ended June 30, 2019
Shares sold	945	$18,381	17,108	$237,017
Shares issued in reinvestment of distributions	3,740	71,092	5,090	70,039
Shares redeemed	(14,001)	(268,274)	(24,020)	(326,961)

Net increase (decrease)	(9,316)	$(178,801)	(1,822)	$(19,905)

Year ended December 31, 2018
Shares sold	6,220	$121,209	36,015	$515,730
Shares issued in reinvestment of distributions	4,080	76,122	15,217	204,363
Shares redeemed	(11,641)	(224,780)	(154,224)	(2,229,656)

Net increase (decrease)	(1,341)	$(27,449)	(102,992)	$(1,509,563)

Class R6 Shares:
Six Months ended June 30, 2019
Shares sold	48,245	$952,018	443	$6,216
Shares issued in reinvestment of distributions	2,782	53,048	6	90
Shares redeemed	(990)	(19,838)	—	—

Net increase (decrease)	50,037	$985,228	449	$6,306

Year ended December 31, 2018
Shares sold	3,868	$79,523	1,264,813	$18,906,774
Shares issued in reinvestment of distributions	206	3,791	21,242	300,369
Shares redeemed	—	—	(1,286,055)	(17,337,600)

Net increase (decrease)	4,074	$83,314	—	$1,869,543

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Shares	Amount	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2019
Shares sold	268,030	$ 5,167,871	1,228,449	$ 16,953,229
Shares issued in reinvestment of distributions	108,391	2,067,030	137,962	1,903,876
Shares redeemed	(339,465)	(6,470,549)	(1,759,915)	(24,309,666)

Net increase (decrease)	36,956	$ 764,352	(393,504)	$ (5,452,561)

Year ended December 31, 2018
Shares sold	1,258,647	$ 25,392,315	3,576,234	$ 51,468,103
Shares issued in reinvestment of distributions	97,110	1,785,709	390,538	5,230,657
Shares redeemed	(732,501)	(14,583,511)	(4,427,603)	(64,322,102)

Net increase (decrease)	623,256	$ 12,594,513	(460,831)	$ (7,623,342)

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers, and/or directors trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

b. Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$59,382	$112,798
CDSC retained	$ (1,762)	$ 11,776

d. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2019, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Transfer agent fees	$343,778	$1,052,639

e. Investments in Underlying Funds

The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Investments in Underlying Funds for the period ended June 30, 2019, were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	$176,634,458	$600,000	$(13,307,318)	$7,206,799	$30,970,393	$202,104,332	1,840,156	$—
Franklin Growth Opportunities Fund, Class R6	177,449,161	—	(20,221,767)	2,679,807	42,504,074	202,411,275	4,600,256	—
Franklin Mutual Shares Fund, Class R6	176,217,841	602,774	—	—	24,400,455	201,221,070	7,295,905	—
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	1,566	12,224,203	(12,225,565)	—	—	204	204	4,127
Templeton Growth Fund Inc., Class R6	175,974,947	15,586,195	(4,012,306)	(929,810)	15,582,519	202,201,545	9,063,270	—

Total Affiliated Securities	$706,277,973	$29,013,172	$(49,766,956)	$8,956,796	$113,457,441	$807,938,426		$4,127

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	$1,237,646,875	$35,751,254	$(90,479,117)	$(1,546,311)	$112,493,459	$1,293,866,160	560,115,221	$35,751,253
Franklin Mutual Shares Fund, Class R6	1,248,713,107	—	(117,967,755)	13,547,458	155,290,517	1,299,583,327	47,120,498	—
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	4,344	21,185,196	(21,189,532)	—	—	8	8	4,362
Templeton Growth Fund Inc., Class R6	1,242,448,619	11,000,000	(53,775,884)	1,171,548	95,446,925	1,296,291,208	58,103,595	—

Total Affiliated Securities	$3,728,812,945	$67,936,450	$(283,412,288)	$13,172,695	$363,230,901	$3,889,740,703		$35,755,615

f. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2020.

4. Income Taxes

For tax purposes, the Funds may elect to defer any portion of post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2018, Franklin Corefolio Allocation Fund deferred post-October capital losses of $62,428.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Cost of investments	$560,104,239	$3,935,331,292

Unrealized appreciation	$252,341,117	$ 101,779,744
Unrealized depreciation	(4,506,930)	(147,370,333)

Net unrealized appreciation (depreciation)	$247,834,187	$ (45,590,589)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.

5. Investment Transactions

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2019, were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Purchases	$16,788,968	$ 11,000,000
Sales	$37,541,389	$262,222,756

6. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2019, the Funds did not use the Global Credit Facility.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At June 30, 2019, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

8. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin Fund Allocator Series
Fund Administrator	Distributor	Shareholder Services
Franklin Templeton	Franklin Templeton Distributors, Inc.	(800) 632-2301
Services, LLC	(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2019 Franklin Templeton Investments. All rights reserved.	FAS2 S 08/19

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN FUND ALLOCATOR SERIES

June 30, 2019

FRANKLIN TEMPLETON

Franklin LifeSmart™

Retirement Income Fund

2020 Retirement Target Fund

2025 Retirement Target Fund

2030 Retirement Target Fund

2035 Retirement Target Fund

2040 Retirement Target Fund

2045 Retirement Target Fund

2050 Retirement Target Fund

2055 Retirement Target Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The U.S. economy, after moderating for two consecutive quarters, grew faster during the six months ended June 30, 2019, and the unemployment rate declined. In the first half of 2019, the U.S. Federal Reserve (Fed) held its federal funds rate unchanged at 2.50%, but in June, the Fed indicated increased uncertainties around its views on economic activity and the labor market and hinted at potential future rate cuts. After the reporting period, in an effort to support ongoing economic growth, the Fed implemented a much anticipated 25 basis-point reduction at its July 31 meeting.

In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), rose 17.35%, (the index increasing from 2,506.85 to 2,941.76).1,3 The prices of stocks in global developed markets, as measured by the MSCI World Index, rose 15.63% (the index increasing from 1,883.901 to 2,178.347).2,3 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg Index), posted a +6.11% total return (an index increase from 2,046.60 to 2,171.71), which includes reinvestment of income and distributions.4

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

1. Source: Copyright © 2019, S&P Dow Jones Indices LLC. All rights reserved.

2. Source: MSCI.

3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI Word Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +18.54% (index total return resulting in an increase from 4,984.22 to 5,908.25) and MSCI World Index +17.38% (index total return resulting in an increase from 7,771.710 to 9,122.090).

4. Sources: Morningstar and Bloomberg Barclays Indices. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of June 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Economic and Market Overview

The global economy expanded during the six months ended June 30, 2019, despite weakness in certain regions. Global developed and emerging market stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports and periods of optimism about a potential U.S.-China trade deal. Further supporting markets were the U.S. Federal Reserve’s (Fed’s) patient approach to its monetary policy in 2019 and recent indication it will act as appropriate to sustain U.S. economic expansion.

However, markets reflected concerns about political uncertainties in the U.S. and the European Union, geopolitical risks in certain regions, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, posted a +16.60% total return for the six-month period.1

The U.S. economy grew during the six months ended June 30, 2019. After moderating for two consecutive quarters, the economy grew significantly faster in 2019’s first quarter, driven by growth in consumer spending, inventory investment, exports, business investment, and state and local government spending. However, the economy moderated again in the second quarter, due to weakness in inventory investment, exports, business investment and housing investment. The unemployment rate decreased from 3.9% in December 2018 to 3.7% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in December 2018 to 1.6% at period-end.2

The Fed held its target range for the federal funds rate unchanged, at 2.25%–2.50%, during the reporting period. In March, the Fed mentioned it would end its balance sheet normalization program by the end of September 2019. In June, the Fed indicated increased uncertainties around its views on economic activity and the labor market. With market-based inflation measures remaining low recently, the market has interpreted the Fed’s recent statements to mean it will likely cut rates in 2019’s second half to foster continued economic growth while attempting to achieve its inflation objective.

In Europe, the U.K.’s quarterly gross domestic product (GDP) growth accelerated in 2019’s first quarter. The

Bank of England left its key policy rate unchanged during the period. The eurozone’s quarterly GDP accelerated in 2019’s first quarter. However, the bloc’s annual inflation rate decreased during the period. The European Central Bank (ECB) kept its benchmark interest rate unchanged for the same time. In June, the ECB mentioned it would leave interest rates unchanged through the first half of 2020, provided details of its new stimulus, and indicated its openness to cut rates or increase stimulus.

In Asia, Japan’s quarterly GDP growth accelerated in 2019’s first quarter. In June, the Bank of Japan also left its benchmark interest rate unchanged, while continuing its stimulus measures, and expressed its openness to cut interest rates or increase stimulus.

In larger emerging markets, Brazil’s quarterly GDP growth contracted in 2019’s first quarter. The Central Bank of Brazil left its benchmark interest rate unchanged during the period. Russia’s annual GDP growth moderated in 2019’s first quarter. The Bank of Russia cut its key rate once during the period. China’s annual GDP growth rate stabilized in 2019’s first quarter. The People’s Bank of China left its benchmark interest rate unchanged, but it took measures to improve financial liquidity to mitigate the effects of the U.S.-China trade dispute and support economic growth. Overall, global emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a +10.78% total return during the six-month period.1

The foregoing information reflects our analysis and opinions as of June 30, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LifeSmart™ Retirement Income Fund

This semiannual report for Franklin LifeSmart™ Retirement Income Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to make monthly distributions, while preserving the investors’ capital over the long term. The Fund employs an asset allocation strategy, combined with an income generation strategy, designed for investors in retirement. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), based on each underlying fund’s predominant asset class and strategy.

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +8.11% cumulative total return for the six months ended June 30, 2019. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +16.60% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +5.78% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, our largest domestic fixed income fund holding, Franklin U.S. Government Securities Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 55.

4	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Top Fund Holdings

6/30/19

% of Total
Net Assets
Franklin U.S. Government Securities Fund – Class R6	29.3%
Franklin Income Fund – Class R6	20.3%
iShares Core U.S. Aggregate Bond ETF	19.7%
Franklin LibertyQ U.S. Equity ETF	9.5%
Franklin Floating Rate Daily Access Fund – Class R6	6.1%
Morgan Stanley Finance LLC – Index-Linked Notes	5.4%
Barclays Bank PLC – Index-Linked Notes	4.6%
Templeton Global Total Return Fund – Class R6	3.5%

Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our domestic equity fund holding, Franklin LibertyQ U.S. Equity ETF, performed better than the Fund’s equity benchmark, the MSCI ACWI. Our domestic hybrid fund holding, Franklin Income Fund – Class R6, underperformed the MSCI ACWI and outperformed the Bloomberg Barclays Multiverse Index. The index-linked notes increased the level of income the Fund was able to generate.

Thank you for your continued participation in Franklin LifeSmart™ Retirement Income Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

franklintempleton.com	Semiannual Report	5

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Performance Summary as of June 30, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A4
6-Month	+8.11%	+2.18%

1-Year	+5.24%	-0.53%

5-Year	+12.76%	+1.27%

10-Year	+87.48%	+5.89%

Advisor
6-Month	+8.21%	+8.21%

1-Year	+5.50%	+5.50%

5-Year	+14.18%	+2.69%

10-Year	+92.68%	+6.78%

	Distribution	30-Day Standardized Yield[6]
Share Class	Rate[5]	(with fee waiver)	(without fee waiver)
A	3.52%	3.80%	3.20%
Advisor	3.96%	4.28%	3.63%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

6	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	6/30/19	12/31/18	Change
A (FTRAX)	$10.98	$10.35	+$0.63
C (FRTCX)	$10.85	$10.23	+$0.62
R (FBRLX)	$10.94	$10.31	+$0.63
R6 (FLMTX)	$11.03	$10.40	+$0.63
Advisor (FLRDX)	$11.02	$10.39	+$0.63

Distributions7 (1/1/19–6/30/19)

Share Class	Net Investment Income
A	$0.2046
C	$0.1638
R	$0.1908
R6	$0.2208
Advisor	$0.2184

Total Annual Operating Expenses8

Share Class	With Fee Waiver	Without Fee Waiver
A	0.71%	1.41%
Advisor	0.46%	1.16%

See page 8 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition, ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in equity index-linked notes (ILNs) often have risks similar to securities in the underlying index, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment. The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. These and other risks are described more fully in the Fund’s prospectus.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 1, 2016, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Distribution rate is based on an annualization of the respective class’s June dividend and the maximum offering price (NAV for Advisor Class) per share on 6/30/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. A portion or all of the distributions may be reclassified as return of capital or capital gain once final tax designations are known.

8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,081.10	$1.55	$1,023.31	$1.51	0.30%
C	$1,000	$1,078.00	$5.36	$1,019.64	$5.21	1.04%
R	$1,000	$1,080.00	$2.68	$1,022.22	$2.61	0.52%
R6	$1,000	$1,082.30	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,082.10	$0.26	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart™ 2020 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2020 Retirement Target Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +8.82% cumulative total return for the six months ended June 30, 2019. In comparison, the Fund’s equity benchmark, the MSCI All

Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +16.60% total return. The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +5.78% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 62.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/19

% of Total
Net Assets
Franklin Low Duration Total Return Fund – Class R6	13.9%
Franklin U.S. Government Securities Fund – Class R6	13.1%
Franklin Growth Fund – Class R6	9.8%
iShares Core U.S. Aggregate Bond ETF	9.4%
Franklin LibertyQ U.S. Equity ETF	9.1%
Templeton Global Total Return Fund – Class R6	6.7%
Vanguard S&P 500 ETF	5.0%
Franklin Rising Dividends Fund – Class R6	4.9%
Franklin Strategic Income Fund – Class R6	4.6%
Franklin Growth Opportunities Fund – Class R6	3.9%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2020 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A4
6-Month	+8.82%	+2.83%

1-Year	+4.78%	-1.01%

5-Year	+18.13%	+2.22%

Since Inception (7/1/13)	+36.57%	+4.35%

Advisor
6-Month	+9.01%	+9.01%

1-Year	+4.93%	+4.93%

5-Year	+19.73%	+3.67%

Since Inception (7/1/13)	+38.76%	+5.61%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income
A	$0.1572
C	$0.1171
R	$0.1413
R6	$0.1730
Advisor	$0.1703

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.43%
Advisor	0.45%	1.18%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/19[1,2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/19[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,088.20	$1.61	$1,023.26	$1.56	0.31%
C	$1,000	$1,085.00	$5.48	$1,019.54	$5.31	1.06%
R	$1,000	$1,087.80	$2.90	$1,022.02	$2.81	0.56%
R6	$1,000	$1,090.40	$0.05	$1,024.74	$0.05	0.01%
Advisor	$1,000	$1,090.10	$0.31	$1,024.50	$0.30	0.06%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

14	Semiannual Report	franklintempleton.com

Franklin LifeSmart™ 2025 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2025 Retirement Target Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2025 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +11.34% cumulative total return for the six months ended June 30, 2019. In comparison, the Fund’s equity benchmark, the MSCI All

Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +16.60% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +5.78% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 69.

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FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/19

% of Total Net Assets
Franklin Growth Fund – Class R6	11.9%
Franklin LibertyQ U.S. Equity ETF	11.1%
Franklin Low Duration Total Return Fund – Class R6	11.0%
Franklin U.S. Government Securities Fund – Class R6	10.4%
iShares Core U.S. Aggregate Bond ETF	7.5%
Vanguard S&P 500 ETF	6.0%
Franklin Rising Dividends Fund – Class R6	6.0%
Templeton Global Total Return Fund – Class R6	5.2%
Franklin Growth Opportunities Fund – Class R6	4.7%
Franklin LibertyQ Emerging Markets ETF	4.5%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2025 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A4
6-Month	+11.34%	+5.22%

1-Year	+5.17%	-0.59%

5-Year	+22.42%	+2.95%

10-Year	+123.78%	+7.78%

Advisor
6-Month	+11.43%	+11.43%

1-Year	+5.43%	+5.43%

5-Year	+23.97%	+4.39%

10-Year	+130.21%	+8.70%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 18 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0992	$0.0945	$0.1937
C	$0.0572	$0.0945	$0.1517
R	$0.0837	$0.0945	$0.1782
R6	$0.1164	$0.0945	$0.2109
Advisor	$0.1134	$0.0945	$0.2079

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.27%
Advisor	0.45%	1.02%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,113.40	$1.57	$1,023.31	$1.51	0.30%
C	$1,000	$1,108.70	$5.49	$1,019.59	$5.26	1.05%
R	$1,000	$1,111.50	$2.88	$1,022.07	$2.76	0.55%
R6	$1,000	$1,114.50	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,114.30	$0.26	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	19

Franklin LifeSmart™ 2030 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2030 Retirement Target Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +12.40% cumulative total return for the six months ended June 30, 2019. In comparison, the Fund’s equity benchmark, the MSCI All

Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +16.60% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +5.78% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 22.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 76.

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FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/19

% of Total
Net Assets
Franklin Growth Fund – Class R6	14.3%
Franklin LibertyQ U.S. Equity ETF	13.1%
Franklin Low Duration Total Return Fund – Class R6	7.8%
Franklin U.S. Government Securities Fund – Class R6	7.4%
Franklin Rising Dividends Fund – Class R6	7.1%
Vanguard S&P 500 ETF	7.0%
Franklin Growth Opportunities Fund – Class R6	5.7%
iShares Core U.S. Aggregate Bond ETF	5.4%
Franklin LibertyQ Emerging Markets ETF	5.2%
Templeton Global Total Return Fund – Class R6	3.4%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2030 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	21

FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	+12.40%		+6.21%

1-Year	+5.19%		-0.56%

5-Year	+25.92%		+3.54%

Since Inception (7/1/13)	+46.83%		+5.62%

Advisor
6-Month	+12.58%		+12.58%

1-Year	+5.43%		+5.43%

5-Year	+27.59%		+4.99%

Since Inception (7/1/13)	+49.07%		+6.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 23 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0783	$0.1359	$0.2142
C	$0.0357	$0.1359	$0.1716
R	$0.0650	$0.1359	$0.2009
R6	$0.0953	$0.1359	$0.2312
Advisor	$0.0926	$0.1359	$0.2285

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.49%
Advisor	0.45%	1.24%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	23

FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,124.00	$1.63	$1,023.26	$1.56	0.31%
C	$1,000	$1,119.90	$5.57	$1,019.54	$5.31	1.06%
R	$1,000	$1,123.10	$2.95	$1,022.02	$2.81	0.56%
R6	$1,000	$1,126.00	$0.05	$1,024.74	$0.05	0.01%
Advisor	$1,000	$1,125.80	$0.32	$1,024.50	$0.30	0.06%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

24	Semiannual Report	franklintempleton.com

Franklin LifeSmart™ 2035 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2035 Retirement Target Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +13.23% cumulative total return for the six months ended June 30, 2019. In comparison, the Fund’s equity benchmark, the MSCI All

Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +16.60% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +5.78% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 83.

franklintempleton.com	Semiannual Report	25

FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/19

% of Total
Net Assets
Franklin Growth Fund – Class R6	15.8%
Franklin LibertyQ U.S. Equity ETF	14.7%
Franklin Rising Dividends Fund – Class R6	8.0%
Vanguard S&P 500 ETF	8.0%
Franklin Growth Opportunities Fund – Class R6	6.3%
Franklin LibertyQ Emerging Markets ETF	5.8%
Franklin Low Duration Total Return Fund – Class R6	5.6%
Franklin U.S. Government Securities Fund – Class R6	5.2%
iShares Core U.S. Aggregate Bond ETF	3.8%
Franklin International Small Cap Fund – Class R6	3.4%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2035 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

26	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	+13.23%		+7.00%

1-Year	+5.21%		-0.59%

5-Year	+26.41%		+3.62%

10-Year	+141.23%		+8.59%

Advisor
6-Month	+13.41%		+13.41%

1-Year	+5.46%		+5.46%

5-Year	+28.17%		+5.09%

10-Year	+148.29%		+9.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 28 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.0741	$0.0007	$0.1449	$0.2197
C	$0.0293	$0.0007	$0.1449	$0.1749
R	$0.0592	$0.0007	$0.1449	$0.2048
R6	$0.0921	$0.0007	$0.1449	$0.2377
Advisor	$0.0891	$0.0007	$0.1449	$0.2347

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.33%
Advisor	0.45%	1.08%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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    FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,132.30	$1.59	$1,023.31	$1.51	0.30%
C	$1,000	$1,128.20	$5.54	$1,019.59	$5.26	1.05%
R	$1,000	$1,131.30	$2.85	$1,022.12	$2.71	0.54%
R6	$1,000	$1,133.60	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,134.10	$0.26	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	29

Franklin LifeSmart™ 2040 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2040 Retirement Target Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +13.58% cumulative total return for the six months ended June 30, 2019. In comparison, the Fund’s equity benchmark, the MSCI All

Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +16.60% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +5.78% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 32.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 90.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/19

% of Total
Net Assets
Franklin Growth Fund – Class R6	17.5%
Franklin LibertyQ U.S. Equity ETF	16.3%
Franklin Rising Dividends Fund – Class R6	8.8%
Vanguard S&P 500 ETF	8.7%
Franklin Growth Opportunities Fund – Class R6	7.0%
Franklin LibertyQ Emerging Markets ETF	6.5%
Franklin International Small Cap Fund – Class R6	3.7%
Franklin Low Duration Total Return Fund – Class R6	3.3%
Templeton Foreign Fund – Class R6	3.3%
Franklin FTSE Europe ETF	3.2%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2040 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	+13.58%		+7.29%

1-Year	+5.24%		-0.52%

5-Year	+28.43%		+3.95%

Since Inception (7/1/13)	+50.70%		+6.08%

Advisor
6-Month	+13.63%		+13.63%

1-Year	+5.42%		+5.42%

5-Year	+30.08%		+5.40%

Since Inception (7/1/13)	+53.00%		+7.35%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 33 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0610	$0.1436	$0.2046
C	$0.0201	$0.1436	$0.1637
R	$0.0473	$0.1436	$0.1909
R6	$0.0781	$0.1436	$0.2217
Advisor	$0.0753	$0.1436	$0.2189

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.68%
Advisor	0.45%	1.43%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,135.80	$1.64	$1,023.26	$1.56	0.31%
C	$1,000	$1,130.90	$5.60	$1,019.54	$5.31	1.06%
R	$1,000	$1,133.80	$2.96	$1,022.02	$2.81	0.56%
R6	$1,000	$1,137.30	$0.05	$1,024.74	$0.05	0.01%
Advisor	$1,000	$1,136.30	$0.32	$1,024.50	$0.30	0.06%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

34	Semiannual Report	franklintempleton.com

Franklin LifeSmart™ 2045 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2045 Retirement Target Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +13.89% cumulative total return for the six months ended June 30, 2019. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +16.60% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +5.78% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 37.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 97.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/19

% of Total
Net Assets
Franklin Growth Fund – Class R6	18.9%
Franklin LibertyQ U.S. Equity ETF	17.4%
Franklin Rising Dividends Fund – Class R6	9.4%
Vanguard S&P 500 ETF	9.3%
Franklin Growth Opportunities Fund – Class R6	7.6%
Franklin LibertyQ Emerging Markets ETF	6.9%
iShares Core U.S. Aggregate Bond ETF	4.9%
Franklin International Small Cap Fund – Class R6	4.5%
Templeton Foreign Fund – Class R6	3.6%
Franklin FTSE Europe ETF	3.5%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our only domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. The Fund did not have any foreign fixed income holdings at period-end.

Thank you for your continued participation in Franklin LifeSmart™ 2045 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	+13.89%		+7.63%

1-Year	+5.15%		-0.62%

5-Year	+27.41%		+3.78%

10-Year	+150.41%		+8.99%

Advisor
6-Month	+13.99%		+13.99%

1-Year	+5.41%		+5.41%

5-Year	+29.01%		+5.23%

10-Year	+157.31%		+9.91%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 38 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0611	$0.1484	$0.2095
C	$0.0155	$0.1484	$0.1639
R	$0.0456	$0.1484	$0.1940
R6	$0.0791	$0.1484	$0.2275
Advisor	$0.0760	$0.1484	$0.2244

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.46%
Advisor	0.45%	1.21%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,138.90	$1.64	$1,023.26	$1.56	0.31%
C	$1,000	$1,134.40	$5.61	$1,019.54	$5.31	1.06%
R	$1,000	$1,136.50	$2.91	$1,022.07	$2.76	0.55%
R6	$1,000	$1,140.20	$0.05	$1,024.74	$0.05	0.01%
Advisor	$1,000	$1,139.90	$0.32	$1,024.50	$0.30	0.06%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	39

Franklin LifeSmart™ 2050 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2050 Retirement Target Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +13.89% cumulative total return for the six months ended June 30, 2019. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +16.60% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +5.78% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 42.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 103.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/19

% of Total
Net Assets
Franklin Growth Fund – Class R6	19.1%
Franklin LibertyQ U.S. Equity ETF	17.7%
Franklin Rising Dividends Fund – Class R6	9.5%
Vanguard S&P 500 ETF	9.4%
Franklin Growth Opportunities Fund – Class R6	7.7%
Franklin LibertyQ Emerging Markets ETF	7.0%
Franklin International Small Cap Fund – Class R6	4.3%
iShares Core U.S. Aggregate Bond ETF	4.0%
Templeton Foreign Fund – Class R6	3.7%
Franklin FTSE Europe ETF	3.6%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our only domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. The Fund did not have any foreign fixed income holdings at period-end.

Thank you for your continued participation in Franklin LifeSmart™ 2050 Retirement Target Fund. We look forward to serving your future investment need.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	+13.89%		+7.65%

1-Year	+5.25%		-0.53%

5-Year	+29.53%		+4.12%

Since Inception (7/1/13)	+52.43%		+6.28%

Advisor
6-Month	+14.10%		+14.10%

1-Year	+5.48%		+5.48%

5-Year	+31.19%		+5.58%

Since Inception (7/1/13)	+54.99%		+7.58%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 43 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0546	$0.1339	$0.1885
C	$0.0112	$0.1339	$0.1451
R	$0.0398	$0.1339	$0.1737
R6	$0.0716	$0.1339	$0.2055
Advisor	$0.0686	$0.1339	$0.2025

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.86%
Advisor	0.45%	1.61%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,138.90	$1.59	$1,023.31	$1.51	0.30%
C	$1,000	$1,134.30	$5.56	$1,019.59	$5.26	1.05%
R	$1,000	$1,136.70	$2.91	$1,022.07	$2.76	0.55%
R6	$1,000	$1,141.30	$0.05	$1,024.74	$0.05	0.01%
Advisor	$1,000	$1,141.00	$0.27	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

44	Semiannual Report	franklintempleton.com

Franklin LifeSmart™ 2055 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2055 Retirement Target Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2055 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +13.82% cumulative total return for the six months ended June 30, 2019. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +16.60% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +5.78% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 47.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 109.

franklintempleton.com	Semiannual Report	45

FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/19

% of Total
Net Assets
Franklin Growth Fund – Class R6	18.8%
Franklin LibertyQ U.S. Equity ETF	17.5%
Franklin Rising Dividends Fund – Class R6	9.4%
Vanguard S&P 500 ETF	9.3%
Franklin Growth Opportunities Fund – Class R6	7.5%
Franklin LibertyQ Emerging Markets ETF	6.9%
Franklin International Small Cap Fund – Class R6	4.6%
iShares Core U.S. Aggregate Bond ETF	3.9%
Templeton Foreign Fund – Class R6	3.6%
Franklin FTSE Europe ETF	3.5%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our only domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. The Fund did not have any foreign fixed income holdings at period-end.

Thank you for your continued participation in Franklin LifeSmart™ 2055 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	+13.82%		+7.51%

1-Year	+5.16%		-0.65%

3-Year	+30.68%		+7.30%

Since Inception (5/1/15)	+22.46%		+3.57%

Advisor
6-Month	+13.94%		+13.94%

1-Year	+5.32%		+5.32%

3-Year	+31.47%		+9.55%

Since Inception (5/1/15)	+23.51%		+5.20%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 48 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0432	$0.1008	$0.1440
C	$0.0097	$0.1008	$0.1105
R	$0.0333	$0.1008	$0.1341
R6	$0.0582	$0.1008	$0.1590
Advisor	$0.0569	$0.1008	$0.1577

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	3.12%
Advisor	0.45%	2.87%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

48	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,138.20	$1.64	$1,023.26	$1.56	0.31%
C	$1,000	$1,134.50	$5.61	$1,019.54	$5.31	1.06%
R	$1,000	$1,136.60	$2.97	$1,022.02	$2.81	0.56%
R6	$1,000	$1,140.60	$0.05	$1,024.74	$0.05	0.01%
Advisor	$1,000	$1,139.40	$0.32	$1,024.50	$0.30	0.06%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ Retirement Income Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.35	$11.06	$10.96	$10.78	$11.67	$12.28

Income from investment operations[a]:

Net investment income[b,c]	0.22	0.50	0.43	0.27	0.26	0.39

Net realized and unrealized gains (losses)	0.61	(0.77)	0.10	0.28	(0.55)	(0.01)

Total from investment operations	0.83	(0.27)	0.53	0.55	(0.29)	0.38

Less distributions from:

Net investment income	(0.20)	(0.44)	(0.43)	(0.28)	(0.27)	(0.40)

Net realized gains	—	—	—	(0.05)	(0.33)	(0.59)

Tax return of capital	—	—	—	(0.04)	—	—

Total distributions	(0.20)	(0.44)	(0.43)	(0.37)	(0.60)	(0.99)

Net asset value, end of period	$10.98	$10.35	$11.06	$10.96	$10.78	$11.67

Total return[d]	8.11%	(2.48)%	4.84%	5.25%	(2.59)%	3.07%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.95%	0.90%	0.92%	0.90%	0.92%	0.84%

Expenses net of waiver and payments by affiliates[f]	0.30% [g]	0.30% [g]	0.30% [g]	0.30%	0.33%	0.35%

Net investment income[c]	4.13%	4.63%	3.89%	2.50%	2.27%	3.20%

Supplemental data

Net assets, end of period (000’s)	$33,131	$31,461	$32,397	$39,713	$44,823	$48,121

Portfolio turnover rate	27.70%	46.27%	28.12%	149.53%	38.48%	68.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.34% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.23	$10.92	$10.83	$10.66	$11.55	$12.16

Income from investment operations[a]:

Net investment income[b,c]	0.18	0.42	0.34	0.19	0.18	0.30

Net realized and unrealized gains (losses)	0.60	(0.76)	0.10	0.28	(0.55)	(0.01)

Total from investment operations	0.78	(0.34)	0.44	0.47	(0.37)	0.29

Less distributions from:

Net investment income	(0.16)	(0.35)	(0.35)	(0.22)	(0.19)	(0.31)

Net realized gains	—	—	—	(0.05)	(0.33)	(0.59)

Tax return of capital	—	—	—	(0.03)	—	—

Total distributions	(0.16)	(0.35)	(0.35)	(0.30)	(0.52)	(0.90)

Net asset value, end of period	$10.85	$10.23	$10.92	$10.83	$10.66	$11.55

Total return[d]	7.80%	(3.29)%	4.07%	4.50%	(3.32)%	2.39%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.69%	1.65%	1.67%	1.64%	1.64%	1.54%

Expenses net of waiver and payments by affiliates[f]	1.04% [g]	1.05% [g]	1.05% [g]	1.04%	1.05%	1.05%

Net investment income[c]	3.39%	3.88%	3.14%	1.76%	1.55%	2.50%

Supplemental data

Net assets, end of period (000’s)	$11,601	$11,796	$16,070	$17,570	$20,858	$21,189

Portfolio turnover rate	27.70%	46.27%	28.12%	149.53%	38.48%	68.98%
aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.34% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	51

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.31	$11.01	$10.92	$10.74	$11.64	$12.25

Income from investment operations[a]:

Net investment income[b,c]	0.21	0.48	0.40	0.25	0.25	0.36

Net realized and unrealized gains (losses)	0.61	(0.77)	0.09	0.28	(0.57)	(—)[d]

Total from investment operations	0.82	(0.29)	0.49	0.53	(0.32)	0.36

Less distributions from:

Net investment income	(0.19)	(0.41)	(0.40)	(0.26)	(0.25)	(0.38)

Net realized gains	—	—	—	(0.05)	(0.33)	(0.59)

Tax return of capital	—	—	—	(0.04)	—	—

Total distributions	(0.19)	(0.41)	(0.40)	(0.35)	(0.58)	(0.97)

Net asset value, end of period	$10.94	$10.31	$11.01	$10.92	$10.74	$11.64

Total return[e]	8.00%	(2.67)%	4.57%	4.94%	(2.87)%	2.89%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.17%	1.11%	1.17%	1.15%	1.14%	1.04%

Expenses net of waiver and payments by affiliates[g]	0.52% [h]	0.51% [h]	0.55% [h]	0.55%	0.55%	0.55%

Net investment income[c]	3.91%	4.42%	3.64%	2.25%	2.05%	3.00%

Supplemental data

Net assets, end of period (000’s)	$2,599	$2,876	$4,071	$4,920	$4,130	$2,828

Portfolio turnover rate	27.70%	46.27%	28.12%	149.53%	38.48%	68.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.34% for the period ended June 30, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

52	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.40	$11.11	$11.01	$10.82	$11.72	$12.32

Income from investment operations[a]:

Net investment income[b,c]	0.24	0.54	0.47	0.30	0.31	0.57

Net realized and unrealized gains (losses)	0.61	(0.78)	0.10	0.29	(0.57)	(0.14)

Total from investment operations	0.85	(0.24)	0.57	0.59	(0.26)	0.43

Less distributions from:

Net investment income	(0.22)	(0.47)	(0.47)	(0.31)	(0.31)	(0.44)

Net realized gains	—	—	—	(0.05)	(0.33)	(0.59)

Tax return of capital	—	—	—	(0.04)	—	—

Total distributions	(0.22)	(0.47)	(0.47)	(0.40)	(0.64)	(1.03)

Net asset value, end of period	$11.03	$10.40	$11.11	$11.01	$10.82	$11.72

Total return[d]	8.23%	(2.16)%	5.14%	5.60%	(2.34)%	3.49%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.57%	0.54%	0.52%	0.55%	0.53%	0.44%

Expenses net of waiver and payments by affiliates[f]	—% [g]	—% [g]	—% [g]	—%	—%	—%

Net investment income[c]	4.43%	4.93%	4.19%	2.80%	2.60%	3.55%

Supplemental data

Net assets, end of period (000’s)	$2,881	$1,798	$4,031	$3,930	$6,828	$6,709

Portfolio turnover rate	27.70%	46.27%	28.12%	149.53%	38.48%	68.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.34% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	53

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.39	$11.10	$11.00	$10.81	$11.71	$12.31

Income from investment operations[a]:

Net investment income[b,c]	0.24	0.53	0.46	0.29	0.25	0.43

Net realized and unrealized gains (losses)	0.61	(0.77)	0.10	0.29	(0.52)	(—)[d]

Total from investment operations	0.85	(0.24)	0.56	0.58	(0.27)	0.43

Less distributions from:

Net investment income	(0.22)	(0.47)	(0.46)	(0.30)	(0.30)	(0.44)

Net realized gains	—	—	—	(0.05)	(0.33)	(0.59)

Tax return of capital	—	—	—	(0.04)	—	—

Total distributions	(0.22)	(0.47)	(0.46)	(0.39)	(0.63)	(1.03)

Net asset value, end of period	$11.02	$10.39	$11.10	$11.00	$10.81	$11.71

Total return[e]	8.21%	(2.21)%	5.09%	5.55%	(2.40)%	3.45%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.70%	0.65%	0.67%	0.65%	0.64%	0.54%

Expenses net of waiver and payments by affiliates[g]	0.05% [h]	0.05% [h]	0.05% [h]	0.05%	0.05%	0.05%

Net investment income[c]	4.38%	4.88%	4.14%	2.75%	2.55%	3.50%

Supplemental data

Net assets, end of period (000’s)	$1,820	$1,409	$2,122	$1,696	$880	$2,194

Portfolio turnover rate	27.70%	46.27%	28.12%	149.53%	38.48%	68.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.34% for the period ended June 30, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

54	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin LifeSmart™ Retirement Income Fund

		Shares	Value

	Investments in Underlying Funds and Exchange Traded Funds 88.3%
	Domestic Equity 9.5%
a	Franklin LibertyQ U.S. Equity ETF	153,000	$ 4,929,660

	Domestic Fixed Income 55.0%
a	Franklin Floating Rate Daily Access Fund, Class R6	373,593	3,149,394
a	Franklin U.S. Government Securities Fund, Class R6	2,515,247	15,217,243
	iShares Core U.S. Aggregate Bond ETF	92,200	10,266,470

			28,633,107

	Domestic Hybrid 20.3%
a	Franklin Income Fund, Class R6	4,575,406	10,569,189

	Foreign Fixed Income 3.5%
a	Templeton Global Total Return Fund, Class R6	157,341	1,833,016

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $44,782,824)		45,964,972

		Units

b	Index-Linked Notes 10.0%
c,d	Barclays Bank PLC, senior note, 144A, 0.728%, 7/08/19	2,500	2,375,082
c,e	Morgan Stanley Finance LLC, senior note, 144A, 6.98%, 10/03/19	21,000	2,806,860

	Total Index-Linked Notes (Cost $5,284,390)		5,181,942

	Total Investments before Short Term Investments (Cost $50,067,214)		51,146,914

		Shares

	Short Term Investments (Cost $840,542) 1.6%

	Money Market Funds 1.6%
a,f	Institutional Fiduciary Trust Money Market Portfolio, 2.05%	840,542	840,542

	Total Investments (Cost $50,907,756) 99.9%		51,987,456

	Other Assets, less Liabilities 0.1%		45,005

	Net Assets 100.0%		$52,032,461

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ Retirement Income Fund (continued)

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bSee Note 1(b) regarding index-linked notes.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2019, the aggregate value of these securities was $5,181,942, representing 10.0% of net assets.

dSecurity pays a variable coupon based on the distribution of the SPXDIV Index. The coupon rate shown represents the rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the S&P 500 Index.

eSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is baased on the performance of the Morgan Stanley Custom Enhanced SPX Index 20 Delta.

fThe rate shown is the annualized seven-day effective yield at period end.

56	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2020 Retirement Target Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.00	$11.76	$10.68	$10.61	$11.14	$10.94

Income from investment operations[a]:

Net investment income[b,c]	0.13	0.35	0.18	0.13	0.24	0.33

Net realized and unrealized gains (losses)	0.84	(0.79)	1.05	0.19	(0.48)	0.20

Total from investment operations	0.97	(0.44)	1.23	0.32	(0.24)	0.53

Less distributions from:

Net investment income	(0.16)	(0.32)	(0.15)	(0.17)	(0.19)	(0.27)

Net realized gains	—	—	—	(0.08)	(0.10)	(0.06)

Total distributions	(0.16)	(0.32)	(0.15)	(0.25)	(0.29)	(0.33)

Net asset value, end of period	$11.81	$11.00	$11.76	$10.68	$10.61	$11.14

Total return[d]	8.82%	(3.78)%	11.53%	3.03%	(2.18)%	4.83%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.93%	0.94%	1.02%	0.98%	1.05%	2.25%

Expenses net of waiver and payments by affiliates[f]	0.31%	0.30%	0.30%	0.30%	0.32%	0.35%

Net investment income[c]	2.20%	2.92%	1.58%	1.25%	2.06%	3.20%

Supplemental data

Net assets, end of period (000’s)	$27,682	$24,108	$20,289	$19,292	$19,895	$7,302

Portfolio turnover rate	44.97%	57.42%	47.93%	87.38%	47.51%	64.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended June 30, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	57

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.93	$11.69	$10.62	$10.56	$11.08	$10.90

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.24	0.10	0.05	0.14	0.24

Net realized and unrealized gains (losses)	0.85	(0.76)	1.03	0.18	(0.44)	0.21

Total from investment operations	0.93	(0.52)	1.13	0.23	(0.30)	0.45

Less distributions from:

Net investment income	(0.12)	(0.24)	(0.06)	(0.09)	(0.12)	(0.21)

Net realized gains	—	—	—	(0.08)	(0.10)	(0.06)

Total distributions	(0.12)	(0.24)	(0.06)	(0.17)	(0.22)	(0.27)

Net asset value, end of period	$11.74	$10.93	$11.69	$10.62	$10.56	$11.08

Total return[d]	8.50%	(4.53)%	10.69%	2.29%	(2.84)%	4.09%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.68%	1.69%	1.77%	1.73%	1.78%	2.95%

Expenses net of waiver and payments by affiliates[f]	1.06%	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income[c]	1.45%	2.17%	0.83%	0.50%	1.33%	2.50%

Supplemental data

Net assets, end of period (000’s)	$6,733	$6,364	$6,287	$5,138	$5,221	$2,617

Portfolio turnover rate	44.97%	57.42%	47.93%	87.38%	47.51%	64.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended June 30, 2019.

58	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.99	$11.75	$10.66	$10.59	$11.12	$10.93

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.29	0.12	0.10	0.35	0.42

Net realized and unrealized gains (losses)	0.84	(0.76)	1.08	0.18	(0.61)	0.08

Total from investment operations	0.95	(0.47)	1.20	0.28	(0.26)	0.50

Less distributions from:

Net investment income	(0.14)	(0.29)	(0.11)	(0.13)	(0.17)	(0.25)

Net realized gains	—	—	—	(0.08)	(0.10)	(0.06)

Total distributions	(0.14)	(0.29)	(0.11)	(0.21)	(0.27)	(0.31)

Net asset value, end of period	$11.80	$10.99	$11.75	$10.66	$10.59	$11.12

Total return[d]	8.78%	(4.14)%	11.26%	2.74%	(2.35)%	4.61%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.18%	1.19%	1.27%	1.23%	1.28%	2.45%

Expenses net of waiver and payments by affiliates[f]	0.56%	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[c]	1.95%	2.67%	1.33%	1.00%	1.83%	3.00%

Supplemental data

Net assets, end of period (000’s)	$656	$767	$969	$3,145	$3,189	$80

Portfolio turnover rate	44.97%	57.42%	47.93%	87.38%	47.51%	64.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended June 30, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	59

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.02	$11.79	$10.70	$10.64	$11.15	$10.95

Income from investment operations[a]:

Net investment income[b,c]	0.14	0.37	0.21	0.17	0.23	0.45

Net realized and unrealized gains (losses)	0.85	(0.78)	1.06	0.17	(0.42)	0.11

Total from investment operations	0.99	(0.41)	1.27	0.34	(0.19)	0.56

Less distributions from:

Net investment income	(0.17)	(0.36)	(0.18)	(0.20)	(0.22)	(0.30)

Net realized gains	—	—	—	(0.08)	(0.10)	(0.06)

Total distributions	(0.17)	(0.36)	(0.18)	(0.28)	(0.32)	(0.36)

Net asset value, end of period	$11.84	$11.02	$11.79	$10.70	$10.64	$11.15

Total return[d]	9.04%	(3.57)%	11.93%	3.33%	(1.80)%	5.14%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.56%	0.58%	0.59%	0.57%	0.66%	1.81%

Expenses net of waiver and payments by affiliates[f]	0.01%	—%	—%	—%	—%	—%

Net investment income[c]	2.50%	3.22%	1.88%	1.55%	2.38%	3.55%

Supplemental data

Net assets, end of period (000’s)	$8,200	$8,562	$8,831	$6,670	$6,751	$7,361

Portfolio turnover rate	44.97%	57.42%	47.93%	87.38%	47.51%	64.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended June 30, 2019.

60	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.03	$11.79	$10.70	$10.63	$11.15	$10.95

Income from investment operations[a]:

Net investment income[b,c]	0.14	0.35	0.23	0.16	0.25	0.39

Net realized and unrealized gains (losses)	0.84	(0.76)	1.04	0.18	(0.45)	0.17

Total from investment operations	0.98	(0.41)	1.27	0.34	(0.20)	0.56

Less distributions from:

Net investment income	(0.17)	(0.35)	(0.18)	(0.19)	(0.22)	(0.30)

Net realized gains	—	—	—	(0.08)	(0.10)	(0.06)

Total distributions	(0.17)	(0.35)	(0.18)	(0.27)	(0.32)	(0.36)

Net asset value, end of period	$11.84	$11.03	$11.79	$10.70	$10.63	$11.15

Total return[d]	9.01%	(3.62)%	11.88%	3.28%	(1.85)%	5.08%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.68%	0.69%	0.77%	0.73%	0.78%	1.95%

Expenses net of waiver and payments by affiliates[f]	0.06%	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	2.45%	3.17%	1.83%	1.50%	2.33%	3.50%

Supplemental data

Net assets, end of period (000’s)	$682	$637	$691	$317	$290	$98

Portfolio turnover rate	44.97%	57.42%	47.93%	87.38%	47.51%	64.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended June 30, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	61

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin LifeSmart™ 2020 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.1%

Alternative Strategies 3.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	243,817	$1,355,625

Domestic Equity 32.6%
[a] Franklin Growth Fund, Class R6	39,153	4,300,125
[a,b] Franklin Growth Opportunities Fund, Class R6	38,854	1,709,592
[a] Franklin LibertyQ U.S. Equity ETF	124,363	4,006,976
[a] Franklin Rising Dividends Fund, Class R6	32,240	2,146,853
Vanguard S&P 500 ETF	8,050	2,166,657

		14,330,203

Domestic Fixed Income 41.0%
[a] Franklin Low Duration Total Return Fund, Class R6	625,270	6,102,635
[a] Franklin Strategic Income Fund, Class R6	205,219	1,990,620
[a] Franklin U.S. Government Securities Fund, Class R6	952,835	5,764,651
iShares Core U.S. Aggregate Bond ETF	37,200	4,142,220

		18,000,126

Foreign Equity 13.7%
[a] Franklin FTSE Europe ETF	33,417	798,666
[a] Franklin FTSE Japan ETF	21,407	514,196
[a] Franklin International Small Cap Fund, Class R6	53,627	922,382
[a] Franklin LibertyQ Emerging Markets ETF	53,864	1,612,381
[a] Franklin Mutual International Fund, Class R6	40,644	559,664
iShares Core MSCI EAFE ETF	4,500	276,300
iShares Core MSCI Emerging Markets ETF	10,500	540,120
[a] Templeton Foreign Fund, Class R6	115,928	811,496

		6,035,205

Foreign Fixed Income 6.7%
[a] Templeton Global Total Return Fund, Class R6	253,818	2,956,985

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $39,506,591)		42,678,144

62	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Shares	Value

Short Term Investments (Cost $1,208,611) 2.7%

Money Market Funds 2.7%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	1,208,611	$1,208,611

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $40,715,202) 99.8%		43,886,755
Other Assets, less Liabilities 0.2%		67,863

Net Assets 100.0%		$43,954,618

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	63

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2025 Retirement Target Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.52	$12.97	$11.49	$11.44	$12.36	$12.76

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.32	0.19	0.14	0.19	0.26

Net realized and unrealized gains (losses)	1.20	(1.02)	1.52	0.19	(0.43)	0.30

Total from investment operations	1.30	(0.70)	1.71	0.33	(0.24)	0.56

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.10)	(0.33)	(0.23)	(0.13)	(0.19)	(0.28)

Net realized gains	(0.09)	(0.42)	—	(0.15)	(0.49)	(0.68)

Total distributions	(0.19)	(0.75)	(0.23)	(0.28)	(0.68)	(0.96)

Net asset value, end of period	$12.63	$11.52	$12.97	$11.49	$11.44	$12.36

Total return[d]	11.34%	(5.46)%	14.95%	2.96%	(2.08)%	4.39%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.80%	0.77%	0.80%	0.76%	0.77%	0.83%

Expenses net of waiver and payments by affiliates[f]	0.30%	0.30% [g]	0.30%	0.30%	0.33%	0.35%

Net investment income[c]	1.69%	2.41%	1.52%	1.18%	1.52%	2.03%

Supplemental data

Net assets, end of period (000’s)	$82,905	$76,050	$77,510	$74,746	$72,625	$67,854

Portfolio turnover rate	31.14%	52.98%	34.08%	83.67%	36.22%	62.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

64	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.34	$12.77	$11.32	$11.27	$12.18	$12.60

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.20	0.09	0.05	0.10	0.16

Net realized and unrealized gains (losses)	1.17	(0.97)	1.50	0.20	(0.42)	0.29

Total from investment operations	1.23	(0.77)	1.59	0.25	(0.32)	0.45

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.06)	(0.24)	(0.14)	(0.05)	(0.10)	(0.19)

Net realized gains	(0.09)	(0.42)	—	(0.15)	(0.49)	(0.68)

Total distributions	(0.15)	(0.66)	(0.14)	(0.20)	(0.59)	(0.87)

Net asset value, end of period	$12.42	$11.34	$12.77	$11.32	$11.27	$12.18

Total return[d]	10.87%	(6.12)%	14.06%	2.21%	(2.74)%	3.58%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.55%	1.51%	1.55%	1.51%	1.49%	1.53%

Expenses net of waiver and payments by affiliates[f]	1.05%	1.04% [g]	1.05%	1.05%	1.05%	1.05%

Net investment income[c]	0.94%	1.67%	0.77%	0.43%	0.80%	1.33%

Supplemental data

Net assets, end of period (000’s)	$23,589	$21,907	$27,301	$26,401	$29,425	$28,712

Portfolio turnover rate	31.14%	52.98%	34.08%	83.67%	36.22%	62.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	65

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.48	$12.93	$11.44	$11.40	$12.31	$12.72

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.26	0.14	0.11	0.17	0.23

Net realized and unrealized gains (losses)	1.18	(0.99)	1.54	0.19	(0.42)	0.30

Total from investment operations	1.27	(0.73)	1.68	0.30	(0.25)	0.53

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.30)	(0.19)	(0.11)	(0.17)	(0.26)

Net realized gains	(0.09)	(0.42)	—	(0.15)	(0.49)	(0.68)

Total distributions	(0.17)	(0.72)	(0.19)	(0.26)	(0.66)	(0.94)

Net asset value, end of period	$12.58	$11.48	$12.93	$11.44	$11.40	$12.31

Total return[d]	11.15%	(5.73)%	14.73%	2.65%	(2.20)%	4.12%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.05%	1.02%	1.05%	1.01%	0.99%	1.03%

Expenses net of waiver and payments by affiliates[f]	0.55%	0.55% [g]	0.55%	0.55%	0.55%	0.55%

Net investment income[c]	1.44%	2.16%	1.27%	0.93%	1.30%	1.83%

Supplemental data

Net assets, end of period (000’s)	$4,227	$4,510	$6,166	$7,411	$6,062	$5,361

Portfolio turnover rate	31.14%	52.98%	34.08%	83.67%	36.22%	62.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

66	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.56	$13.01	$11.52	$11.47	$12.39	$12.79

Income from investment operations[a]:

Net investment income[b,c]	0.12	0.34	0.23	0.17	0.24	0.41

Net realized and unrealized gains (losses)	1.20	(1.00)	1.53	0.20	(0.44)	0.20

Total from investment operations	1.32	(0.66)	1.76	0.37	(0.20)	0.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.12)	(0.37)	(0.27)	(0.17)	(0.23)	(0.33)

Net realized gains	(0.09)	(0.42)	—	(0.15)	(0.49)	(0.68)

Total distributions	(0.21)	(0.79)	(0.27)	(0.32)	(0.72)	(1.01)

Net asset value, end of period	$12.67	$11.56	$13.01	$11.52	$11.47	$12.39

Total return[d]	11.45%	(5.15)%	15.34%	3.24%	(1.74)%	4.74%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.40%	0.38%	0.37%	0.37%	0.36%	0.39%

Expenses net of waiver and payments by affiliates[f]	—%	—% [g]	—%	—%	—%	—%

Net investment income[c]	1.99%	2.71%	1.82%	1.48%	1.85%	2.38%

Supplemental data

Net assets, end of period (000’s)	$13,857	$14,228	$17,009	$13,936	$17,129	$14,010

Portfolio turnover rate	31.14%	52.98%	34.08%	83.67%	36.22%	62.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	67

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.55	$13.00	$11.51	$11.46	$12.38	$12.79

Income from investment operations[a]:

Net investment income[b,c]	0.12	0.33	0.23	0.17	0.16	0.29

Net realized and unrealized gains (losses)	1.19	(1.00)	1.52	0.19	(0.37)	0.30

Total from investment operations	1.31	(0.67)	1.75	0.36	(0.21)	0.59

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.11)	(0.36)	(0.26)	(0.16)	(0.22)	(0.32)

Net realized gains	(0.09)	(0.42)	—	(0.15)	(0.49)	(0.68)

Total distributions	(0.20)	(0.78)	(0.26)	(0.31)	(0.71)	(1.00)

Net asset value, end of period	$12.66	$11.55	$13.00	$11.51	$11.46	$12.38

Total return[d]	11.43%	(5.20)%	15.30%	3.20%	(1.80)%	4.61%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.55%	0.52%	0.55%	0.51%	0.49%	0.53%

Expenses net of waiver and payments by affiliates[f]	0.05%	0.05% [g]	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	1.94%	2.66%	1.77%	1.43%	1.80%	2.33%

Supplemental data

Net assets, end of period (000’s)	$1,563	$1,449	$1,866	$1,381	$1,194	$2,814

Portfolio turnover rate	31.14%	52.98%	34.08%	83.67%	36.22%	62.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

68	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin LifeSmart™ 2025 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.1%

Alternative Strategies 3.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	699,736	$3,890,531

Domestic Equity 39.6%
[a] Franklin Growth Fund, Class R6	136,025	14,939,674
[a,b] Franklin Growth Opportunities Fund, Class R6	134,387	5,913,008
[a] Franklin LibertyQ U.S. Equity ETF	434,446	13,997,850
[a] Franklin Rising Dividends Fund, Class R6	113,019	7,525,952
Vanguard S&P 500 ETF	28,100	7,563,115

		49,939,599

Domestic Fixed Income 32.5%
[a] Franklin Low Duration Total Return Fund, Class R6	1,424,588	13,903,975
[a] Franklin Strategic Income Fund, Class R6	467,554	4,535,278
[a] Franklin U.S. Government Securities Fund, Class R6	2,170,866	13,133,741
iShares Core U.S. Aggregate Bond ETF	84,900	9,453,615

		41,026,609

Foreign Equity 16.7%
[a] Franklin FTSE Europe ETF	117,368	2,805,095
[a] Franklin FTSE Japan ETF	75,040	1,802,461
[a] Franklin International Small Cap Fund, Class R6	191,698	3,297,202
[a] Franklin LibertyQ Emerging Markets ETF	186,908	5,594,960
[a] Franklin Mutual International Fund, Class R6	142,575	1,963,257
iShares Core MSCI EAFE ETF	15,800	970,120
iShares Core MSCI Emerging Markets ETF	35,100	1,805,544
[a] Templeton Foreign Fund, Class R6	406,586	2,846,102

		21,084,741

Foreign Fixed Income 5.2%
[a] Templeton Global Total Return Fund, Class R6	566,486	6,599,561

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $105,681,159)		122,541,041

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Shares	Value

Short Term Investments (Cost $3,466,672) 2.8%

Money Market Funds 2.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	3,466,672	$3,466,672

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $109,147,831) 99.9%		126,007,713
Other Assets, less Liabilities 0.1%		133,322

Net Assets 100.0%		$126,141,035

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

70	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2030 Retirement Target Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.50	$12.70	$11.08	$10.95	$11.45	$11.11

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.29	0.19	0.13	0.20	0.25

Net realized and unrealized gains (losses)	1.34	(1.09)	1.65	0.19	(0.39)	0.33

Total from investment operations	1.43	(0.80)	1.84	0.32	(0.19)	0.58

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.32)	(0.22)	(0.09)	(0.16)	(0.18)

Net realized gains	(0.14)	(0.08)	—	(0.10)	(0.15)	(0.06)

Total distributions	(0.22)	(0.40)	(0.22)	(0.19)	(0.31)	(0.24)

Net asset value, end of period	$12.71	$11.50	$12.70	$11.08	$10.95	$11.45

Total return[d]	12.40%	(6.32)%	16.73%	2.93%	(1.75)%	5.28%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.99%	0.98%	1.08%	1.02%	1.17%	2.28%

Expenses net of waiver and payments by affiliates[f]	0.31% [g]	0.30% [g]	0.30%	0.30%	0.32%	0.35%

Net investment income[c]	1.40%	2.24%	1.60%	1.17%	1.55%	2.58%

Supplemental data

Net assets, end of period (000’s)	$25,558	$22,447	$19,270	$16,788	$13,631	$5,098

Portfolio turnover rate	36.31%	47.37%	37.45%	81.66%	44.47%	81.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	71

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.37	$12.56	$10.97	$10.86	$11.38	$11.09

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.18	0.11	0.05	0.11	0.24

Net realized and unrealized gains (losses)	1.33	(1.06)	1.63	0.17	(0.38)	0.26

Total from investment operations	1.37	(0.88)	1.74	0.22	(0.27)	0.50

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.04)	(0.23)	(0.15)	(0.01)	(0.10)	(0.15)

Net realized gains	(0.14)	(0.08)	—	(0.10)	(0.15)	(0.06)

Total distributions	(0.18)	(0.31)	(0.15)	(0.11)	(0.25)	(0.21)

Net asset value, end of period	$12.56	$11.37	$12.56	$10.97	$10.86	$11.38

Total return[d]	11.99%	(7.02)%	15.89%	2.08%	(2.43)%	4.67%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.74%	1.73%	1.83%	1.77%	1.90%	2.98%

Expenses net of waiver and payments by affiliates[f]	1.06% [g]	1.05% [g]	1.05%	1.05%	1.05%	1.05%

Net investment income[c]	0.65%	1.49%	0.85%	0.42%	0.82%	1.88%

Supplemental data

Net assets, end of period (000’s)	$8,357	$7,460	$7,642	$5,127	$4,124	$1,950

Portfolio turnover rate	36.31%	47.37%	37.45%	81.66%	44.47%	81.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

72	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.48	$12.68	$11.06	$10.94	$11.44	$11.10

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.23	0.15	0.10	0.18	0.18

Net realized and unrealized gains (losses)	1.35	(1.06)	1.65	0.18	(0.39)	0.38

Total from investment operations	1.42	(0.83)	1.80	0.28	(0.21)	0.56

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.29)	(0.18)	(0.06)	(0.14)	(0.16)

Net realized gains	(0.14)	(0.08)	—	(0.10)	(0.15)	(0.06)

Total distributions	(0.21)	(0.37)	(0.18)	(0.16)	(0.29)	(0.22)

Net asset value, end of period	$12.69	$11.48	$12.68	$11.06	$10.94	$11.44

Total return[d]	12.31%	(6.59)%	16.39%	2.60%	(1.89)%	5.07%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.24%	1.23%	1.33%	1.27%	1.40%	2.48%

Expenses net of waiver and payments by affiliates[f]	0.56% [g]	0.55% [g]	0.55%	0.55%	0.55%	0.55%

Net investment income[c]	1.15%	1.99%	1.35%	0.92%	1.32%	2.38%

Supplemental data

Net assets, end of period (000’s)	$1,010	$816	$1,148	$1,398	$870	$48

Portfolio turnover rate	36.31%	47.37%	37.45%	81.66%	44.47%	81.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	73

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.54	$12.74	$11.12	$10.99	$11.47	$11.12

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.32	0.23	0.16	0.20	0.36

Net realized and unrealized gains (losses)	1.36	(1.08)	1.65	0.19	(0.35)	0.26

Total from investment operations	1.46	(0.76)	1.88	0.35	(0.15)	0.62

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.10)	(0.36)	(0.26)	(0.12)	(0.18)	(0.21)

Net realized gains	(0.14)	(0.08)	—	(0.10)	(0.15)	(0.06)

Total distributions	(0.24)	(0.44)	(0.26)	(0.22)	(0.33)	(0.27)

Net asset value, end of period	$12.76	$11.54	$12.74	$11.12	$10.99	$11.47

Total return[d]	12.60%	(6.02)%	17.01%	3.20%	(1.34)%	5.60%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.52%	0.52%	0.54%	0.57%	0.68%	1.74%

Expenses net of waiver and payments by affiliates[f]	0.01% [g]	—% [g]	—%	—%	—%	—%

Net investment income[c]	1.70%	2.54%	1.90%	1.47%	1.87%	2.93%

Supplemental data

Net assets, end of period (000’s)	$20,182	$18,389	$18,260	$14,455	$13,041	$12,041

Portfolio turnover rate	36.31%	47.37%	37.45%	81.66%	44.47%	81.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

74	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.53	$12.73	$11.11	$10.98	$11.47	$11.12

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.31	0.23	0.15	0.27	0.23

Net realized and unrealized gains (losses)	1.35	(1.08)	1.64	0.19	(0.43)	0.38

Total from investment operations	1.45	(0.77)	1.87	0.34	(0.16)	0.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.35)	(0.25)	(0.11)	(0.18)	(0.20)

Net realized gains	(0.14)	(0.08)	—	(0.10)	(0.15)	(0.06)

Total distributions	(0.23)	(0.43)	(0.25)	(0.21)	(0.33)	(0.26)

Net asset value, end of period	$12.75	$11.53	$12.73	$11.11	$10.98	$11.47

Total return[d]	12.58%	(6.08)%	16.97%	3.15%	(1.46)%	5.56%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.74%	0.73%	0.83%	0.77%	0.90%	1.98%

Expenses net of waiver and payments by affiliates[f]	0.06% [g]	0.05% [g]	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	1.65%	2.49%	1.85%	1.42%	1.82%	2.88%

Supplemental data

Net assets, end of period (000’s)	$936	$785	$662	$332	$303	$101

Portfolio turnover rate	36.31%	47.37%	37.45%	81.66%	44.47%	81.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	75

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin LifeSmart™ 2030 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 96.1%

Alternative Strategies 3.0%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	305,310	$1,697,526

Domestic Equity 47.1%
[a] Franklin Growth Fund, Class R6	72,738	7,988,756
[a,b] Franklin Growth Opportunities Fund, Class R6	72,605	3,194,635
[a] Franklin LibertyQ U.S. Equity ETF	226,788	7,307,109
[a] Franklin Rising Dividends Fund, Class R6	59,812	3,982,884
Vanguard S&P 500 ETF	14,600	3,929,590

		26,402,974

Domestic Fixed Income 23.1%
[a] Franklin Low Duration Total Return Fund, Class R6	446,122	4,354,152
[a] Franklin Strategic Income Fund, Class R6	146,418	1,420,253
[a] Franklin U.S. Government Securities Fund, Class R6	687,370	4,158,587
iShares Core U.S. Aggregate Bond ETF	26,925	2,998,100

		12,931,092

Foreign Equity 19.5%
[a] Franklin FTSE Europe ETF	61,455	1,468,774
[a] Franklin FTSE Japan ETF	39,265	943,145
[a] Franklin International Small Cap Fund, Class R6	91,431	1,572,615
[a] Franklin LibertyQ Emerging Markets ETF	97,023	2,904,316
[a] Franklin Mutual International Fund, Class R6	74,669	1,028,196
iShares Core MSCI EAFE ETF	8,300	509,619
iShares Core MSCI Emerging Markets ETF	18,975	976,074
[a] Templeton Foreign Fund, Class R6	216,276	1,513,930

		10,916,669

Foreign Fixed Income 3.4%
[a] Templeton Global Total Return Fund, Class R6	164,829	1,920,253

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $48,429,573)		53,868,514

76	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Shares	Value

Short Term Investments (Cost $1,354,859) 2.4%

Money Market Funds 2.4%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	1,354,859	$1,354,859

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $49,784,432) 98.5%		55,223,373
Other Assets, less Liabilities 1.5%		819,945

Net Assets 100.0%		$56,043,318

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	77

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2035 Retirement Target Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.03	$13.70	$11.86	$11.78	$12.67	$12.85

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.29	0.20	0.13	0.17	0.22

Net realized and unrealized gains (losses)	1.51	(1.21)	1.92	0.23	(0.41)	0.42

Total from investment operations	1.59	(0.92)	2.12	0.36	(0.24)	0.64

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.30)	(0.28)	(0.10)	(0.18)	(0.24)

Net realized gains	(0.15)	(0.45)	—	(0.18)	(0.47)	(0.58)

Total distributions	(0.22)	(0.75)	(0.28)	(0.28)	(0.65)	(0.82)

Net asset value, end of period	$13.40	$12.03	$13.70	$11.86	$11.78	$12.67

Total return[d]	13.23%	(6.87)%	17.93%	3.11%	(2.00)%	4.96%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.85%	0.81%	0.86%	0.82%	0.84%	0.91%

Expenses net of waiver and payments by affiliates[f]	0.30%	0.30% [g]	0.30%	0.30%	0.33%	0.35%

Net investment income[c]	1.21%	2.04%	1.55%	1.15%	1.30%	1.76%

Supplemental data

Net assets, end of period (000’s)	$68,719	$60,087	$61,238	$56,650	$53,701	$50,264

Portfolio turnover rate	31.92%	47.85%	31.98%	77.39%	33.86%	61.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.75	$13.40	$11.61	$11.54	$12.43	$12.63

Income from investment operations[a]:

Net investment income[b,c]	0.03	0.16	0.10	0.04	0.07	0.12

Net realized and unrealized gains (losses)	1.48	(1.16)	1.88	0.22	(0.40)	0.41

Total from investment operations	1.51	(1.00)	1.98	0.26	(0.33)	0.53

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.03)	(0.20)	(0.19)	(0.01)	(0.09)	(0.15)

Net realized gains	(0.15)	(0.45)	—	(0.18)	(0.47)	(0.58)

Total distributions	(0.18)	(0.65)	(0.19)	(0.19)	(0.56)	(0.73)

Net asset value, end of period	$13.08	$11.75	$13.40	$11.61	$11.54	$12.43

Total return[d]	12.82%	(7.58)%	17.09%	2.34%	(2.76)%	4.23%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.60%	1.56%	1.60%	1.57%	1.56%	1.61%

Expenses net of waiver and payments by affiliates[f]	1.05%	1.05% [g]	1.04%	1.05%	1.05%	1.05%

Net investment income[c]	0.46%	1.29%	0.81%	0.40%	0.58%	1.06%

Supplemental data

Net assets, end of period (000’s)	$19,958	$18,350	$21,451	$18,781	$19,953	$19,965

Portfolio turnover rate	31.92%	47.85%	31.98%	77.39%	33.86%	61.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	79

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.01	$13.69	$11.84	$11.77	$12.66	$12.84

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.24	0.15	0.12	0.13	0.19

Net realized and unrealized gains (losses)	1.52	(1.20)	1.94	0.21	(0.40)	0.42

Total from investment operations	1.58	(0.96)	2.09	0.33	(0.27)	0.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.06)	(0.27)	(0.24)	(0.08)	(0.15)	(0.21)

Net realized gains	(0.15)	(0.45)	—	(0.18)	(0.47)	(0.58)

Total distributions	(0.21)	(0.72)	(0.24)	(0.26)	(0.62)	(0.79)

Net asset value, end of period	$13.38	$12.01	$13.69	$11.84	$11.77	$12.66

Total return[d]	13.13%	(7.18)%	17.71%	2.87%	(2.25)%	4.75%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.09%	1.05%	1.11%	1.07%	1.06%	1.11%

Expenses net of waiver and payments by affiliates[f]	0.54%	0.54% [g]	0.55%	0.55%	0.55%	0.55%

Net investment income[c]	0.97%	1.80%	1.30%	0.90%	1.08%	1.56%

Supplemental data

Net assets, end of period (000’s)	$5,023	$4,762	$5,745	$6,080	$4,688	$4,577

Portfolio turnover rate	31.92%	47.85%	31.98%	77.39%	33.86%	61.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

80	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.12	$13.80	$11.94	$11.85	$12.75	$12.92

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.31	0.25	0.17	0.22	0.36

Net realized and unrealized gains (losses)	1.52	(1.20)	1.93	0.23	(0.43)	0.33

Total from investment operations	1.62	(0.89)	2.18	0.40	(0.21)	0.69

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.34)	(0.32)	(0.13)	(0.22)	(0.28)

Net realized gains	(0.15)	(0.45)	—	(0.18)	(0.47)	(0.58)

Total distributions	(0.24)	(0.79)	(0.32)	(0.31)	(0.69)	(0.86)

Net asset value, end of period	$13.50	$12.12	$13.80	$11.94	$11.85	$12.75

Total return[d]	13.36%	(6.63)%	18.31%	3.48%	(1.75)%	5.35%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.41%	0.39%	0.38%	0.39%	0.38%	0.42%

Expenses net of waiver and payments by affiliates[f]	—%	—% [g]	—%	—%	—%	—%

Net investment income[c]	1.51%	2.34%	1.85%	1.45%	1.63%	2.11%

Supplemental data

Net assets, end of period (000’s)	$25,795	$22,207	$26,497	$22,068	$20,244	$16,262

Portfolio turnover rate	31.92%	47.85%	31.98%	77.39%	33.86%	61.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	81

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.13	$13.81	$11.95	$11.86	$12.75	$12.93

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.32	0.23	0.16	0.16	0.26

Net realized and unrealized gains (losses)	1.53	(1.22)	1.94	0.23	(0.37)	0.41

Total from investment operations	1.63	(0.90)	2.17	0.39	(0.21)	0.67

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.33)	(0.31)	(0.12)	(0.21)	(0.27)

Net realized gains	(0.15)	(0.45)	—	(0.18)	(0.47)	(0.58)

Total distributions	(0.24)	(0.78)	(0.31)	(0.30)	(0.68)	(0.85)

Net asset value, end of period	$13.52	$12.13	$13.81	$11.95	$11.86	$12.75

Total return[d]	13.41%	(6.67)%	18.24%	3.42%	(1.76)%	5.22%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.60%	0.56%	0.61%	0.57%	0.56%	0.61%

Expenses net of waiver and payments by affiliates[f]	0.05%	0.05% [g]	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	1.46%	2.29%	1.80%	1.40%	1.58%	2.06%

Supplemental data

Net assets, end of period (000’s)	$2,100	$1,723	$1,578	$1,451	$1,722	$2,182

Portfolio turnover rate	31.92%	47.85%	31.98%	77.39%	33.86%	61.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

82	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin LifeSmart™ 2035 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 96.7%
Alternative Strategies 3.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	667,329	$ 3,710,349

Domestic Equity 52.8%
[a] Franklin Growth Fund, Class R6	175,193	19,241,513
[a,b] Franklin Growth Opportunities Fund, Class R6	174,365	7,672,045
[a] Franklin LibertyQ U.S. Equity ETF	554,987	17,881,681
[a] Franklin Rising Dividends Fund, Class R6	146,328	9,743,955
Vanguard S&P 500 ETF	35,900	9,662,485

		64,201,679

Domestic Fixed Income 16.3%
[a] Franklin Low Duration Total Return Fund, Class R6	688,738	6,722,082
[a] Franklin Strategic Income Fund, Class R6	226,041	2,192,600
[a] Franklin U.S. Government Securities Fund, Class R6	1,049,515	6,349,567
iShares Core U.S. Aggregate Bond ETF	41,000	4,565,350

		19,829,599

Foreign Equity 22.1%
[a] Franklin FTSE Europe ETF	150,610	3,599,579
[a] Franklin FTSE Japan ETF	96,332	2,313,895
[a] Franklin International Small Cap Fund, Class R6	238,032	4,094,158
[a] Franklin LibertyQ Emerging Markets ETF	236,639	7,083,623
[a] Franklin Mutual International Fund, Class R6	182,974	2,519,550
iShares Core MSCI EAFE ETF	20,300	1,246,424
iShares Core MSCI Emerging Markets ETF	46,300	2,381,670
[a] Templeton Foreign Fund, Class R6	521,762	3,652,333

		26,891,232

Foreign Fixed Income 2.4%
[a] Templeton Global Total Return Fund, Class R6	247,017	2,877,746

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $99,835,794)		117,510,605

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Shares	Value

Short Term Investments (Cost $3,075,916) 2.5%

Money Market Funds 2.5%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	3,075,916	$ 3,075,916

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $102,911,710) 99.2%		120,586,521

Other Assets, less Liabilities 0.8%		1,008,013

Net Assets 100.0%		$121,594,534

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

84	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2040 Retirement Target Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.61	$13.03	$11.20	$11.06	$11.58	$11.19

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.27	0.18	0.14	0.18	0.24

Net realized and unrealized gains (losses)	1.50	(1.17)	1.88	0.17	(0.40)	0.39

Total from investment operations	1.57	(0.90)	2.06	0.31	(0.22)	0.63

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.06)	(0.30)	(0.23)	(0.08)	(0.15)	(0.18)

Net realized gains	(0.14)	(0.22)	—	(0.09)	(0.15)	(0.06)

Total distributions	(0.20)	(0.52)	(0.23)	(0.17)	(0.30)	(0.24)

Net asset value, end of period	$12.98	$11.61	$13.03	$11.20	$11.06	$11.58

Total return[d]	13.58%	(7.00)%	18.50%	2.91%	(1.94)%	5.67%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.13%	1.14%	1.26%	1.19%	1.40%	3.25%

Expenses net of waiver and payments by affiliates[f]	0.31% [g]	0.30% [g]	0.30%	0.30%	0.32%	0.35%

Net investment income[c]	1.09%	2.03%	1.55%	1.22%	1.41%	2.37%

Supplemental data

Net assets, end of period (000’s)	$17,948	$15,921	$14,001	$13,213	$8,177	$2,891

Portfolio turnover rate	37.17%	41.77%	39.11%	72.22%	41.55%	92.38%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	85

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.42	$12.83	$11.05	$10.97	$11.52	$11.15

Income from investment operations[a]:

Net investment income[b,c]	0.02	0.16	0.11	0.05	0.11	0.17

Net realized and unrealized gains (losses)	1.47	(1.14)	1.83	0.18	(0.41)	0.39

Total from investment operations	1.49	(0.98)	1.94	0.23	(0.30)	0.56

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.02)	(0.21)	(0.16)	(0.06)	(0.10)	(0.13)

Net realized gains	(0.14)	(0.22)	—	(0.09)	(0.15)	(0.06)

Total distributions	(0.16)	(0.43)	(0.16)	(0.15)	(0.25)	(0.19)

Net asset value, end of period	$12.75	$11.42	$12.83	$11.05	$10.97	$11.52

Total return[d]	13.09%	(7.71)%	17.63%	2.17%	(2.66)%	5.03%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.88%	1.89%	2.01%	1.94%	2.13%	3.95%

Expenses net of waiver and payments by affiliates[f]	1.06% [g]	1.05% [g]	1.05%	1.05%	1.05%	1.05%

Net investment income[c]	0.34%	1.28%	0.80%	0.47%	0.68%	1.67%

Supplemental data

Net assets, end of period (000’s)	$5,151	$4,286	$4,015	$2,686	$1,988	$747

Portfolio turnover rate	37.17%	41.77%	39.11%	72.22%	41.55%	92.38%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

86	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.60	$13.02	$11.17	$11.05	$11.58	$11.19

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.22	0.13	0.13	0.17	0.20

Net realized and unrealized gains (losses)	1.50	(1.16)	1.91	0.16	(0.41)	0.41

Total from investment operations	1.55	(0.94)	2.04	0.29	(0.24)	0.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.26)	(0.19)	(0.08)	(0.14)	(0.16)

Net realized gains	(0.14)	(0.22)	—	(0.09)	(0.15)	(0.06)

Total distributions	(0.19)	(0.48)	(0.19)	(0.17)	(0.29)	(0.22)

Net asset value, end of period	$12.96	$11.60	$13.02	$11.17	$11.05	$11.58

Total return[d]	13.38%	(7.27)%	18.31%	2.66%	(2.14)%	5.48%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.38%	1.39%	1.51%	1.43%	1.63%	3.45%

Expenses net of waiver and payments by affiliates[f]	0.56% [g]	0.55% [g]	0.55%	0.54%	0.55%	0.55%

Net investment income[c]	0.84%	1.78%	1.30%	0.98%	1.18%	2.17%

Supplemental data

Net assets, end of period (000’s)	$1,539	$1,273	$1,519	$2,188	$1,009	$37

Portfolio turnover rate	37.17%	41.77%	39.11%	72.22%	41.55%	92.38%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.69	$13.11	$11.26	$11.10	$11.61	$11.20

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.30	0.23	0.16	0.19	0.33

Net realized and unrealized gains (losses)	1.50	(1.16)	1.89	0.18	(0.37)	0.35

Total from investment operations	1.59	(0.86)	2.12	0.34	(0.18)	0.68

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.34)	(0.27)	(0.09)	(0.18)	(0.21)

Net realized gains	(0.14)	(0.22)	—	(0.09)	(0.15)	(0.06)

Total distributions	(0.22)	(0.56)	(0.27)	(0.18)	(0.33)	(0.27)

Net asset value, end of period	$13.06	$11.69	$13.11	$11.26	$11.10	$11.61

Total return[d]	13.73%	(6.77)%	18.92%	3.16%	(1.62)%	6.13%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.56%	0.58%	0.61%	0.65%	0.82%	2.55%

Expenses net of waiver and payments by affiliates[f]	0.01% [g]	—% [g]	—%	—%	—%	—%

Net investment income[c]	1.39%	2.33%	1.85%	1.52%	1.73%	2.72%

Supplemental data

Net assets, end of period (000’s)	$22,648	$18,247	$17,521	$13,867	$12,037	$10,154

Portfolio turnover rate	37.17%	41.77%	39.11%	72.22%	41.55%	92.38%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.67	$13.10	$11.25	$11.09	$11.61	$11.20

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.27	0.22	0.15	0.40	0.20

Net realized and unrealized gains (losses)	1.51	(1.15)	1.89	0.19	(0.59)	0.48

Total from investment operations	1.59	(0.88)	2.11	0.34	(0.19)	0.68

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.33)	(0.26)	(0.09)	(0.18)	(0.21)

Net realized gains	(0.14)	(0.22)	—	(0.09)	(0.15)	(0.06)

Total distributions	(0.22)	(0.55)	(0.26)	(0.18)	(0.33)	(0.27)

Net asset value, end of period	$13.04	$11.67	$13.10	$11.25	$11.09	$11.61

Total return[d]	13.63%	(6.82)%	18.88%	3.15%	(1.72)%	6.08%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.88%	0.89%	1.01%	0.94%	1.13%	2.95%

Expenses net of waiver and payments by affiliates[f]	0.06% [g]	0.05% [g]	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	1.34%	2.28%	1.80%	1.47%	1.68%	2.67%

Supplemental data

Net assets, end of period (000’s)	$64	$165	$155	$141	$121	$23

Portfolio turnover rate	37.17%	41.77%	39.11%	72.22%	41.55%	92.38%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin LifeSmart™ 2040 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 96.5%
Alternative Strategies 3.0%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	255,210	$ 1,418,970

Domestic Equity 58.2%
[a] Franklin Growth Fund, Class R6	75,559	8,298,647
[a,b] Franklin Growth Opportunities Fund, Class R6	75,187	3,308,221
[a] Franklin LibertyQ U.S. Equity ETF	239,150	7,705,413
[a] Franklin Rising Dividends Fund, Class R6	62,228	4,143,745
Vanguard S&P 500 ETF	15,275	4,111,266

		27,567,292

Domestic Fixed Income 9.8%
[a] Franklin Low Duration Total Return Fund, Class R6	161,762	1,578,798
[a] Franklin Strategic Income Fund, Class R6	52,197	506,316
[a] Franklin U.S. Government Securities Fund, Class R6	245,879	1,487,565
iShares Core U.S. Aggregate Bond ETF	9,425	1,049,474

		4,622,153

Foreign Equity 24.3%
[a] Franklin FTSE Europe ETF	63,781	1,524,366
[a] Franklin FTSE Japan ETF	40,801	980,040
[a] Franklin International Small Cap Fund, Class R6	101,198	1,740,615
[a] Franklin LibertyQ Emerging Markets ETF	102,034	3,054,316
[a] Franklin Mutual International Fund, Class R6	79,518	1,094,959
iShares Core MSCI EAFE ETF	8,600	528,040
iShares Core MSCI Emerging Markets ETF	19,500	1,003,080
[a] Templeton Foreign Fund, Class R6	225,446	1,578,122

		11,503,538

Foreign Fixed Income 1.2%
[a] Templeton Global Total Return Fund, Class R6	48,706	567,420

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $40,872,509)		45,679,373

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Shares	Value

Short Term Investments (Cost $1,148,570) 2.4%

Money Market Funds 2.4%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	1,148,570	$ 1,148,570

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $42,021,079) 98.9%		46,827,943

Other Assets, less Liabilities 1.1%		520,174

Net Assets 100.0%		$47,348,117

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2045 Retirement Target Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.04	$13.78	$11.86	$11.75	$12.70	$12.88

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.27	0.20	0.14	0.16	0.20

Net realized and unrealized gains (losses)	1.60	(1.26)	2.01	0.24	(0.42)	0.43

Total from investment operations	1.66	(0.99)	2.21	0.38	(0.26)	0.63

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.06)	(0.27)	(0.29)	(0.10)	(0.17)	(0.22)

Net realized gains	(0.15)	(0.48)	—	(0.17)	(0.52)	(0.59)

Total distributions	(0.21)	(0.75)	(0.29)	(0.27)	(0.69)	(0.81)

Net asset value, end of period	$13.49	$12.04	$13.78	$11.86	$11.75	$12.70

Total return[d]	13.89%	(7.42)%	18.72%	3.29%	(2.17)%	4.94%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.96%	0.93%	1.01%	0.97%	1.01%	1.11%

Expenses net of waiver and payments by affiliates[f]	0.31% [g]	0.30% [g]	0.30%	0.30%	0.33%	0.35%

Net investment income[c]	0.98%	1.91%	1.53%	1.15%	1.26%	1.57%

Supplemental data

Net assets, end of period (000’s)	$50,690	$44,978	$46,783	$44,521	$38,444	$34,259

Portfolio turnover rate	42.24%	43.20%	31.69%	75.72%	34.07%	65.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.72	$13.44	$11.57	$11.48	$12.42	$12.63

Income from investment operations[a]:

Net investment income[b,c]	0.01	0.15	0.10	0.04	0.07	0.11

Net realized and unrealized gains (losses)	1.57	(1.22)	1.96	0.23	(0.40)	0.41

Total from investment operations	1.58	(1.07)	2.06	0.27	(0.33)	0.52

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.02)	(0.17)	(0.19)	(0.01)	(0.09)	(0.14)

Net realized gains	(0.15)	(0.48)	—	(0.17)	(0.52)	(0.59)

Total distributions	(0.17)	(0.65)	(0.19)	(0.18)	(0.61)	(0.73)

Net asset value, end of period	$13.13	$11.72	$13.44	$11.57	$11.48	$12.42

Total return[d]	13.44%	(8.07)%	17.92%	2.43%	(2.82)%	4.15%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.71%	1.67%	1.75%	1.72%	1.73%	1.81%

Expenses net of waiver and payments by affiliates[f]	1.06% [g]	1.04% [g]	1.04%	1.05%	1.05%	1.05%

Net investment income[c]	0.23%	1.17%	0.79%	0.40%	0.54%	0.87%

Supplemental data

Net assets, end of period (000’s)	$12,455	$11,738	$13,190	$12,527	$12,850	$11,785

Portfolio turnover rate	42.24%	43.20%	31.69%	75.72%	34.07%	65.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.98	$13.72	$11.81	$11.71	$12.66	$12.82

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.23	0.17	0.11	0.14	0.14

Net realized and unrealized gains (losses)	1.59	(1.25)	2.00	0.23	(0.42)	0.47

Total from investment operations	1.64	(1.02)	2.17	0.34	(0.28)	0.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.24)	(0.26)	(0.07)	(0.15)	(0.18)

Net realized gains	(0.15)	(0.48)	—	(0.17)	(0.52)	(0.59)

Total distributions	(0.20)	(0.72)	(0.26)	(0.24)	(0.67)	(0.77)

Net asset value, end of period	$13.42	$11.98	$13.72	$11.81	$11.71	$12.66

Total return[d]	13.65%	(7.61)%	18.43%	2.99%	(2.35)%	4.75%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.20%	1.17%	1.26%	1.22%	1.23%	1.31%

Expenses net of waiver and payments by affiliates[f]	0.55% [g]	0.54% [g]	0.55%	0.55%	0.55%	0.55%

Net investment income[c]	0.74%	1.67%	1.28%	0.90%	1.04%	1.37%

Supplemental data

Net assets, end of period (000’s)	$5,334	$5,146	$5,464	$4,682	$4,327	$3,474

Portfolio turnover rate	42.24%	43.20%	31.69%	75.72%	34.07%	65.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.12	$13.88	$11.94	$11.83	$12.77	$12.95

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.30	0.25	0.17	0.21	0.33

Net realized and unrealized gains (losses)	1.61	(1.27)	2.02	0.24	(0.42)	0.35

Total from investment operations	1.70	(0.97)	2.27	0.41	(0.21)	0.68

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.31)	(0.33)	(0.13)	(0.21)	(0.27)

Net realized gains	(0.15)	(0.48)	—	(0.17)	(0.52)	(0.59)

Total distributions	(0.23)	(0.79)	(0.33)	(0.30)	(0.73)	(0.86)

Net asset value, end of period	$13.59	$12.12	$13.88	$11.94	$11.83	$12.77

Total return[d]	14.02%	(7.16)%	19.10%	3.55%	(1.77)%	5.24%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.45%	0.46%	0.43%	0.44%	0.45%	0.51%

Expenses net of waiver and payments by affiliates[f]	0.01% [g]	—% [g]	—%	—%	—%	—%

Net investment income[c]	1.28%	2.21%	1.83%	1.45%	1.59%	1.92%

Supplemental data

Net assets, end of period (000’s)	$17,678	$12,681	$13,787	$10,912	$10,975	$8,987

Portfolio turnover rate	42.24%	43.20%	31.69%	75.72%	34.07%	65.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.13	$13.88	$11.94	$11.83	$12.76	$12.94

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.31	0.23	0.15	0.13	0.24

Net realized and unrealized gains (losses)	1.62	(1.28)	2.03	0.25	(0.34)	0.43

Total from investment operations	1.70	(0.97)	2.26	0.40	(0.21)	0.67

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.30)	(0.32)	(0.12)	(0.20)	(0.26)

Net realized gains	(0.15)	(0.48)	—	(0.17)	(0.52)	(0.59)

Total distributions	(0.23)	(0.78)	(0.32)	(0.29)	(0.72)	(0.85)

Net asset value, end of period	$13.60	$12.13	$13.88	$11.94	$11.83	$12.76

Total return[d]	13.99%	(7.13)%	19.04%	3.49%	(1.82)%	5.20%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.71%	0.68%	0.76%	0.72%	0.73%	0.81%

Expenses net of waiver and payments by affiliates[f]	0.06% [g]	0.05% [g]	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	1.23%	2.16%	1.78%	1.40%	1.54%	1.87%

Supplemental data

Net assets, end of period (000’s)	$728	$639	$602	$479	$532	$1,576

Portfolio turnover rate	42.24%	43.20%	31.69%	75.72%	34.07%	65.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin LifeSmart™ 2045 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.1%
Alternative Strategies 3.0%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	472,070	$ 2,624,707

Domestic Equity 62.5%
[a] Franklin Growth Fund, Class R6	149,398	16,408,348
[a,b] Franklin Growth Opportunities Fund, Class R6	149,114	6,561,021
[a] Franklin LibertyQ U.S. Equity ETF	468,392	15,091,590
[a] Franklin Rising Dividends Fund, Class R6	122,845	8,180,277
Vanguard S&P 500 ETF	30,100	8,101,415

		54,342,651

Domestic Fixed Income 4.9%
iShares Core U.S. Aggregate Bond ETF	38,050	4,236,867

Foreign Equity 26.7%
[a] Franklin FTSE Europe ETF	126,759	3,029,540
[a] Franklin FTSE Japan ETF	81,048	1,946,773
[a] Franklin International Small Cap Fund, Class R6	227,933	3,920,449
[a] Franklin LibertyQ Emerging Markets ETF	200,026	5,987,638
[a] Franklin Mutual International Fund, Class R6	156,800	2,159,142
iShares Core MSCI EAFE ETF	17,100	1,049,940
iShares Core MSCI Emerging Markets ETF	38,700	1,990,728
[a] Templeton Foreign Fund, Class R6	445,085	3,115,593

		23,199,803

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $71,645,766)		84,404,028

Short Term Investments (Cost $2,398,209) 2.8%

Money Market Funds 2.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	2,398,209	2,398,209

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $74,043,975) 99.9%		86,802,237

Other Assets, less Liabilities 0.1%		83,255

Net Assets 100.0%		$ 86,885,492

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2050 Retirement Target Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.74	$13.19	$11.29	$11.11	$11.62	$11.21

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.27	0.20	0.14	0.22	0.22

Net realized and unrealized gains (losses)	1.56	(1.23)	1.93	0.23	(0.41)	0.43

Total from investment operations	1.62	(0.96)	2.13	0.37	(0.19)	0.65

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.30)	(0.23)	(0.09)	(0.16)	(0.18)

Net realized gains	(0.13)	(0.19)	—	(0.10)	(0.16)	(0.06)

Total distributions	(0.18)	(0.49)	(0.23)	(0.19)	(0.32)	(0.24)

Net asset value, end of period	$13.18	$11.74	$13.19	$11.29	$11.11	$11.62

Total return[d]	13.89%	(7.40)%	18.96%	3.32%	(1.76)%	5.80%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.30%	1.30%	1.53%	1.47%	1.82%	4.12%

Expenses net of waiver and payments by affiliates[f]	0.30% [g]	0.30% [g]	0.30%	0.30%	0.32%	0.35%

Net investment income[c]	0.98%	1.98%	1.62%	1.17%	1.47%	2.21%

Supplemental data

Net assets, end of period (000’s)	$19,834	$16,856	$13,823	$10,597	$6,762	$2,318

Portfolio turnover rate	40.13%	43.18%	35.70%	89.82%	48.90%	100.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.66	$13.11	$11.24	$11.07	$11.56	$11.18

Income from investment operations[a]:

Net investment income[b,c]	0.01	0.16	0.11	0.05	0.07	0.15

Net realized and unrealized gains (losses)	1.55	(1.22)	1.91	0.23	(0.33)	0.42

Total from investment operations	1.56	(1.06)	2.02	0.28	(0.26)	0.57

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.01)	(0.20)	(0.15)	(0.01)	(0.07)	(0.13)

Net realized gains	(0.13)	(0.19)	—	(0.10)	(0.16)	(0.06)

Total distributions	(0.14)	(0.39)	(0.15)	(0.11)	(0.23)	(0.19)

Net asset value, end of period	$13.08	$11.66	$13.11	$11.24	$11.07	$11.56

Total return[d]	13.43%	(8.12)%	18.03%	2.56%	(2.40)%	5.03%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	2.05%	2.05%	2.28%	2.22%	2.55%	4.82%

Expenses net of waiver and payments by affiliates[f]	1.05% [g]	1.05% [g]	1.05%	1.05%	1.05%	1.05%

Net investment income[c]	0.23%	1.23%	0.87%	0.42%	0.74%	1.51%

Supplemental data

Net assets, end of period (000’s)	$4,818	$4,167	$3,797	$2,675	$1,921	$943

Portfolio turnover rate	40.13%	43.18%	35.70%	89.82%	48.90%	100.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.74	$13.19	$11.29	$11.12	$11.63	$11.21

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.23	0.16	0.11	0.16	0.18

Net realized and unrealized gains (losses)	1.57	(1.22)	1.94	0.22	(0.37)	0.45

Total from investment operations	1.61	(0.99)	2.10	0.33	(0.21)	0.63

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.04)	(0.27)	(0.20)	(0.06)	(0.14)	(0.15)

Net realized gains	(0.13)	(0.19)	—	(0.10)	(0.16)	(0.06)

Total distributions	(0.17)	(0.46)	(0.20)	(0.16)	(0.30)	(0.21)

Net asset value, end of period	$13.18	$11.74	$13.19	$11.29	$11.12	$11.63

Total return[d]	13.67%	(7.62)%	18.67%	3.01%	(1.98)%	5.67%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.55%	1.55%	1.78%	1.71%	2.05%	4.32%

Expenses net of waiver and payments by affiliates[f]	0.55% [g]	0.55% [g]	0.55%	0.54%	0.55%	0.55%

Net investment income[c]	0.73%	1.73%	1.37%	0.93%	1.24%	2.01%

Supplemental data

Net assets, end of period (000’s)	$2,038	$1,814	$1,608	$1,219	$747	$33

Portfolio turnover rate	40.13%	43.18%	35.70%	89.82%	48.90%	100.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.80	$13.26	$11.34	$11.16	$11.65	$11.23

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.29	0.24	0.15	0.19	0.32

Net realized and unrealized gains (losses)	1.58	(1.23)	1.94	0.24	(0.34)	0.37

Total from investment operations	1.66	(0.94)	2.18	0.39	(0.15)	0.69

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.33)	(0.26)	(0.11)	(0.18)	(0.21)

Net realized gains	(0.13)	(0.19)	—	(0.10)	(0.16)	(0.06)

Total distributions	(0.20)	(0.52)	(0.26)	(0.21)	(0.34)	(0.27)

Net asset value, end of period	$13.26	$11.80	$13.26	$11.34	$11.16	$11.65

Total return[d]	14.13%	(7.18)%	19.36%	3.55%	(1.39)%	6.16%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.61%	0.65%	0.69%	0.75%	1.00%	3.22%

Expenses net of waiver and payments by affiliates[f]	0.01% [g]	—% [g]	—%	—%	—%	—%

Net investment income[c]	1.27%	2.28%	1.92%	1.47%	1.79%	2.56%

Supplemental data

Net assets, end of period (000’s)	$15,762	$11,800	$12,099	$9,174	$8,012	$6,348

Portfolio turnover rate	40.13%	43.18%	35.70%	89.82%	48.90%	100.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.80	$13.26	$11.35	$11.16	$11.65	$11.22

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.28	0.23	0.15	0.18	0.23

Net realized and unrealized gains (losses)	1.58	(1.22)	1.94	0.25	(0.33)	0.47

Total from investment operations	1.66	(0.94)	2.17	0.40	(0.15)	0.70

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.33)	(0.26)	(0.11)	(0.18)	(0.21)

Net realized gains	(0.13)	(0.19)	—	(0.10)	(0.16)	(0.06)

Total distributions	(0.20)	(0.52)	(0.26)	(0.21)	(0.34)	(0.27)

Net asset value, end of period	$13.26	$11.80	$13.26	$11.35	$11.16	$11.65

Total return[d]	14.10%	(7.23)%	19.20%	3.59%	(1.43)%	6.22%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.05%	1.05%	1.28%	1.22%	1.55%	3.82%

Expenses net of waiver and payments by affiliates[f]	0.05% [g]	0.05% [g]	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	1.23%	2.23%	1.87%	1.42%	1.74%	2.51%

Supplemental data

Net assets, end of period (000’s)	$547	$468	$512	$395	$394	$327

Portfolio turnover rate	40.13%	43.18%	35.70%	89.82%	48.90%	100.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin LifeSmart™ 2050 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.3%
Alternative Strategies 3.0%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	233,746	$ 1,299,629

Domestic Equity 63.4%
[a] Franklin Growth Fund, Class R6	74,819	8,217,329
[a,b] Franklin Growth Opportunities Fund, Class R6	74,676	3,285,757
[a] Franklin LibertyQ U.S. Equity ETF	236,460	7,618,741
[a] Franklin Rising Dividends Fund, Class R6	61,517	4,096,384
Vanguard S&P 500 ETF	15,050	4,050,708

		27,268,919

Domestic Fixed Income 4.0%
iShares Core U.S. Aggregate Bond ETF	15,400	1,714,790

Foreign Equity 26.9%
[a] Franklin FTSE Europe ETF	64,233	1,535,169
[a] Franklin FTSE Japan ETF	41,549	998,007
[a] Franklin International Small Cap Fund, Class R6	106,779	1,836,601
[a] Franklin LibertyQ Emerging Markets ETF	100,211	2,999,746
[a] Franklin Mutual International Fund, Class R6	79,090	1,089,072
iShares Core MSCI EAFE ETF	8,800	540,321
iShares Core MSCI Emerging Markets ETF	19,325	994,078
[a] Templeton Foreign Fund, Class R6	223,548	1,564,833

		11,557,827

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $37,460,631)		41,841,165

Short Term Investments (Cost $1,171,322) 2.7%

Money Market Funds 2.7%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	1,171,322	1,171,322

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $38,631,953) 100.0%		43,012,487
Other Assets, less Liabilities (0.0)%†		(13,432)

Net Assets 100.0%		$ 42,999,055

See Abbreviations on page 147.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2055 Retirement Target Fund

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015[a]

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.88	$11.05	$ 9.47	$ 9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.05	0.23	0.18	0.12	0.16

Net realized and unrealized gains (losses)	1.31	(1.03)	1.62	0.17	(0.70)

Total from investment operations	1.36	(0.80)	1.80	0.29	(0.54)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.04)	(0.20)	(0.19)	(0.10)	(0.12)

Net realized gains	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.14)	(0.37)	(0.22)	(0.16)	(0.12)

Net asset value, end of period	$11.10	$ 9.88	$11.05	$ 9.47	$ 9.34

Total return[e]	13.82%	(7.37)%	19.06%	3.13%	(5.40)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.36%	2.51%	3.18%	5.09%	9.66%

Expenses net of waiver and payments by affiliates[g]	0.31% [h]	0.30% [h]	0.30%	0.32%	0.19%

Net investment income[d]	0.97%	2.01%	1.75%	1.43%	2.62%

Supplemental data

Net assets, end of period (000’s)	$6,655	$6,104	$4,684	$2,732	$1,817

Portfolio turnover rate	44.59%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015[a]

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.75	$10.92	$ 9.39	$ 9.30	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.01	0.15	0.12	0.08	0.24

Net realized and unrealized gains (losses)	1.30	(1.02)	1.58	0.14	(0.84)

Total from investment operations	1.31	(0.87)	1.70	0.22	(0.60)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.01)	(0.13)	(0.14)	(0.07)	(0.10)

Net realized gains	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.11)	(0.30)	(0.17)	(0.13)	(0.10)

Net asset value, end of period	$10.95	$ 9.75	$10.92	$ 9.39	$ 9.30

Total return[e]	13.45%	(8.04)%	18.10%	2.36%	(5.99)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.11%	3.26%	3.93%	5.82%	10.52%

Expenses net of waiver and payments by affiliates[g]	1.06% [h]	1.05% [h]	1.05%	1.05%	1.05%

Net investment income[d]	0.22%	1.26%	1.00%	0.70%	1.76%

Supplemental data

Net assets, end of period (000’s)	$3,053	$2,338	$1,428	$572	$172

Portfolio turnover rate	44.59%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015[a]

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.85	$11.01	$ 9.44	$ 9.33	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.04	0.19	0.13	0.12	0.18

Net realized and unrealized gains (losses)	1.30	(1.01)	1.63	0.14	(0.74)

Total from investment operations	1.34	(0.82)	1.76	0.26	(0.56)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.03)	(0.17)	(0.16)	(0.09)	(0.11)

Net realized gains	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.13)	(0.34)	(0.19)	(0.15)	(0.11)

Net asset value, end of period	$11.06	$ 9.85	$11.01	$ 9.44	$ 9.33

Total return[e]	13.66%	(7.53)%	18.69%	2.84%	(5.61)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.61%	2.76%	3.43%	5.32%	9.98%

Expenses net of waiver and payments by affiliates[g]	0.56% [h]	0.55% [h]	0.55%	0.55%	0.51%

Net investment income[d]	0.72%	1.76%	1.50%	1.20%	2.30%

Supplemental data

Net assets, end of period (000’s)	$497	$425	$354	$357	$41

Portfolio turnover rate	44.59%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.89	$11.06	$ 9.48	$ 9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.24	0.22	0.21	0.32

Net realized and unrealized gains (losses)	1.32	(1.01)	1.61	0.11	(0.85)

Total from investment operations	1.39	(0.77)	1.83	0.32	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.06)	(0.23)	(0.22)	(0.12)	(0.13)

Net realized gains	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.16)	(0.40)	(0.25)	(0.18)	(0.13)

Net asset value, end of period	$11.12	$ 9.89	$11.06	$ 9.48	$ 9.34

Total return[e]	14.06%	(7.12)%	19.32%	3.49%	(5.33)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.17%	1.35%	1.85%	4.21%	10.04%

Expenses net of waiver and payments by affiliates[g]	0.01% [h]	—% [h]	—%	—%	—%

Net investment income[d]	1.27%	2.31%	2.05%	1.75%	2.81%

Supplemental data

Net assets, end of period (000’s)	$5,839	$3,573	$3,184	$1,618	$92

Portfolio turnover rate	44.59%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.90	$11.06	$ 9.48	$ 9.35	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.25	0.20	0.13	0.10

Net realized and unrealized gains (losses)	1.31	(1.02)	1.62	0.18	(0.63)

Total from investment operations	1.38	(0.77)	1.82	0.31	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.06)	(0.22)	(0.21)	(0.12)	(0.12)

Net realized gains	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.16)	(0.39)	(0.24)	(0.18)	(0.12)

Net asset value, end of period	$11.12	$ 9.90	$11.06	$ 9.48	$ 9.35

Total return[e]	13.94%	(7.16)%	19.27%	3.45%	(5.37)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.11%	2.26%	2.93%	4.82%	9.52%

Expenses net of waiver and payments by affiliates[g]	0.06% [h]	0.05% [h]	0.05%	0.05%	0.05%

Net investment income[d]	1.22%	2.26%	2.00%	1.70%	2.76%

Supplemental data

Net assets, end of period (000’s)	$101	$46	$32	$13	$11

Portfolio turnover rate	44.59%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the period ended June 30, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2019 (unaudited)

Franklin LifeSmart™ 2055 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 96.1%
Alternative Strategies 3.0%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	85,731	$ 476,663

Domestic Equity 62.4%
[a] Franklin Growth Fund, Class R6	27,600	3,031,299
[a,b] Franklin Growth Opportunities Fund, Class R6	27,609	1,214,806
[a] Franklin LibertyQ U.S. Equity ETF	87,458	2,817,897
[a] Franklin Rising Dividends Fund, Class R6	22,728	1,513,466
Vanguard S&P 500 ETF	5,575	1,500,511

		10,077,979

Domestic Fixed Income 3.9%
iShares Core U.S. Aggregate Bond ETF	5,625	626,344

Foreign Equity 26.8%
[a] Franklin FTSE Europe ETF	23,882	570,780
[a] Franklin FTSE Japan ETF	15,369	369,164
[a] Franklin International Small Cap Fund, Class R6	42,849	737,004
[a] Franklin LibertyQ Emerging Markets ETF	37,118	1,111,101
[a] Franklin Mutual International Fund, Class R6	28,977	399,015
iShares Core MSCI EAFE ETF	3,200	196,480
iShares Core MSCI Emerging Markets ETF	7,150	367,796
[a] Templeton Foreign Fund, Class R6	82,420	576,942

		4,328,282

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $14,187,301)		15,509,268

Short Term Investments (Cost $470,809) 2.9%

Money Market Funds 2.9%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	470,809	470,809

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $14,658,110) 99.0%		15,980,077
Other Assets, less Liabilities 1.0%		164,244

Net Assets 100.0%		$16,144,321

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

June 30, 2019 (unaudited)

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$15,299,739	$ 7,007,106	$ 19,566,863
Cost - Non-controlled affiliates (Note 3f)	35,608,017	33,708,096	89,580,968

Value - Unaffiliated issuers	$15,448,412	$ 7,125,297	$ 19,792,394
Value - Non-controlled affiliates (Note 3f)	36,539,044	36,761,458	106,215,319
Receivables:
Investment securities sold	5,292,199	113,025	333,989
Capital shares sold	21,655	85,568	214,143
Dividends and interest	34,386	11,157	38,944
Affiliates	23,367	25,354	149,289
Other assets	13,369	24,436	14,023

Total assets	57,372,432	44,146,295	126,758,101

Liabilities:
Payables:
Investment securities purchased	5,170,518	—	—
Capital shares redeemed	111,540	151,729	501,008
Distribution fees	35,451	23,203	77,132
Transfer agent fees	2,421	5,302	22,720
Trustees’ fees and expenses	20	—	47
Professional fees	14,432	8,087	9,607
Accrued expenses and other liabilities	5,589	3,356	6,552

Total liabilities	5,339,971	191,677	617,066

Net assets, at value	$52,032,461	$43,954,618	$126,141,035

Net assets consist of:
Paid-in capital	$52,882,678	$41,908,703	$110,566,741
Total distributable earnings (loss)	(850,217)	2,045,915	15,574,294

Net assets, at value	$52,032,461	$43,954,618	$126,141,035

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2019 (unaudited)

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Class A:
Net assets, at value	$33,131,162	$27,682,303	$82,905,126

Shares outstanding	3,016,614	2,344,039	6,564,143

Net asset value per share[a]	$10.98	$11.81	$12.63

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.62	$12.50	$13.37

Class C:
Net assets, at value	$11,601,399	$ 6,732,913	$23,588,995

Shares outstanding	1,069,254	573,725	1,899,611

Net asset value and maximum offering price per share[a]	$10.85	$11.74	$12.42

Class R:
Net assets, at value	$ 2,598,584	$ 656,430	$ 4,226,726

Shares outstanding	237,455	55,634	335,933

Net asset value and maximum offering price per share	$10.94	$11.80	$12.58

Class R6:
Net assets, at value	$ 2,880,924	$ 8,200,485	$13,857,176

Shares outstanding	261,120	692,633	1,093,663

Net asset value and maximum offering price per share	$11.03	$11.84	$12.67

Advisor Class:
Net assets, at value	$ 1,820,392	$ 682,487	$ 1,563,012

Shares outstanding	165,117	57,628	123,470

Net asset value and maximum offering price per share	$11.02	$11.84	$12.66

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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    FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2019 (unaudited)

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 8,355,363	$ 17,810,980	$ 6,700,253
Cost - Non-controlled affiliates (Note 3f)	41,429,069	85,100,730	35,320,826

Value - Unaffiliated issuers	$ 8,413,383	$ 17,855,929	$ 6,691,860
Value - Non-controlled affiliates (Note 3f)	46,809,990	102,730,592	40,136,083
Receivables:
Investment securities sold	329,054	565,705	275,554
Capital shares sold	741,134	500,529	443,070
Dividends and interest	20,234	49,754	21,170
Affiliates	34,449	154,324	34,968
Other assets	25,122	10,880	25,532

Total assets	56,373,366	121,867,713	47,628,237

Liabilities:
Payables:
Capital shares redeemed	286,271	175,532	243,268
Distribution fees	24,526	65,052	16,782
Transfer agent fees	5,796	15,559	5,840
Trustees’ fees and expenses	—	16	—
Professional fees	9,523	8,553	9,535
Accrued expenses and other liabilities	3,932	8,467	4,695

Total liabilities	330,048	273,179	280,120

Net assets, at value	$56,043,318	$121,594,534	$47,348,117

Net assets consist of:
Paid-in capital	$51,356,175	$104,090,577	$42,967,992
Total distributable earnings (loss)	4,687,143	17,503,957	4,380,125

Net assets, at value	$56,043,318	$121,594,534	$47,348,117

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2019 (unaudited)

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Class A:
Net assets, at value	$25,558,058	$68,718,509	$17,947,534

Shares outstanding	2,010,825	5,128,728	1,382,775

Net asset value per share[a]	$12.71	$13.40	$12.98

Maximum offering price per share (net asset value per share ÷ 94.50%)	$13.45	$14.18	$13.74

Class C:
Net assets, at value	$ 8,356,662	$19,957,665	$ 5,150,586

Shares outstanding	665,255	1,525,810	403,819

Net asset value and maximum offering price per share[a]	$12.56	$13.08	$12.75

Class R:
Net assets, at value	$ 1,010,485	$ 5,023,322	$ 1,538,619

Shares outstanding	79,618	375,407	118,701

Net asset value and maximum offering price per share	$12.69	$13.38	$12.96

Class R6:
Net assets, at value	$20,182,150	$25,794,766	$22,647,624

Shares outstanding	1,581,582	1,910,444	1,733,616

Net asset value and maximum offering price per share	$12.76	$13.50	$13.06

Advisor Class:
Net assets, at value	$ 935,963	$ 2,100,272	$ 63,754

Shares outstanding	73,411	155,377	4,890

Net asset value and maximum offering price per share	$12.75	$13.52	$13.04

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2019 (unaudited)

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$15,338,462	$ 7,288,864	$ 2,683,932
Cost - Non-controlled affiliates (Note 3f)	58,705,513	31,343,089	11,974,178

Value - Unaffiliated issuers	$15,378,950	$ 7,299,897	$ 2,691,131
Value - Non-controlled affiliates (Note 3f)	71,423,287	35,712,590	13,288,946
Receivables:
Investment securities sold	—	167,868	—
Capital shares sold	370,241	322,847	141,026
Dividends and interest	41,717	20,858	7,727
Affiliates	50,200	42,908	39,665
Other assets	13,673	26,506	38,968

Total assets	87,278,068	43,593,474	16,207,463

Liabilities:
Payables:
Investment securities purchased	—	42,997	11,983
Capital shares redeemed	312,014	505,215	28,656
Distribution fees	45,700	17,654	7,417
Transfer agent fees	16,219	11,155	1,224
Trustees’ fees and expenses	4	—	—
Professional fees	9,590	11,049	10,891
Accrued expenses and other liabilities	9,049	6,349	2,971

Total liabilities	392,576	594,419	63,142

Net assets, at value	$86,885,492	$42,999,055	$16,144,321

Net assets consist of:
Paid-in capital	$74,153,233	$39,004,405	$15,036,474
Total distributable earnings (loss)	12,732,259	3,994,650	1,107,847

Net assets, at value	$86,885,492	$42,999,055	$16,144,321

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2019 (unaudited)

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Class A:
Net assets, at value	$50,690,349	$19,833,670	$6,654,637

Shares outstanding	3,758,196	1,505,237	599,584

Net asset value per share[a]	$13.49	$13.18	$11.10

Maximum offering price per share (net asset value per share ÷ 94.50%)	$14.28	$13.95	$11.75

Class C:
Net assets, at value	$12,454,620	$ 4,818,216	$3,052,916

Shares outstanding	948,740	368,273	278,930

Net asset value and maximum offering price per share[a]	$13.13	$13.08	$10.95

Class R:
Net assets, at value	$ 5,333,926	$ 2,038,467	$ 497,467

Shares outstanding	397,316	154,721	44,980

Net asset value and maximum offering price per share	$13.42	$13.18	$11.06

Class R6:
Net assets, at value	$17,678,352	$15,761,700	$5,838,650

Shares outstanding	1,300,691	1,189,042	525,222

Net asset value and maximum offering price per share	$13.59	$13.26	$11.12

Advisor Class:
Net assets, at value	$ 728,245	$ 547,002	$ 100,651

Shares outstanding	53,565	41,261	9,055

Net asset value and maximum offering price per share	$13.60	$13.26	$11.12

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Operations

for the six months ended June 30, 2019 (unaudited)

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$154,475	$ 68,306	$ 179,600
Non-controlled affiliates (Note 3f)	781,944	468,853	1,054,824
Interest:
Unaffiliated issuers	195,115	1,497	3,496

Total investment income	1,131,534	538,656	1,237,920

Expenses:
Management and asset allocation fees (Note 3a)	63,831	53,641	155,236
Distribution fees: (Note 3c)
Class A	40,562	33,002	101,332
Class C	58,298	32,671	114,446
Class R	6,296	1,717	10,853
Transfer agent fees: (Note 3e)
Class A	28,636	19,381	73,948
Class C	10,391	4,797	20,864
Class R	2,365	505	3,976
Class R6	647	1,157	1,895
Advisor Class	1,499	487	1,431
Custodian fees (Note 4)	239	3	173
Reports to shareholders	5,125	4,116	12,350
Registration and filing fees	39,872	38,338	41,255
Professional fees	21,566	15,316	16,924
Trustees’ fees and expenses	292	—	685
Other	2,323	1,974	2,398

Total expenses	281,942	207,105	557,766
Expense reductions (Note 4)	(28)	—	—
Expenses waived/paid by affiliates (Note 3f and 3g)	(164,610)	(128,855)	(304,524)

Net expenses	117,304	78,250	253,242

Net investment income	1,014,230	460,406	984,678

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	1,531	136,819	555,871
Non-controlled affiliates (Note 3f)	(24,212)	(342,619)	1,134,439

Net realized gain (loss)	(22,681)	(205,800)	1,690,310

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	912,927	118,889	227,114
Non-controlled affiliates (Note 3f)	2,036,245	3,239,173	10,229,407

Net change in unrealized appreciation (depreciation)	2,949,172	3,358,062	10,456,521

Net realized and unrealized gain (loss)	2,926,491	3,152,262	12,146,831

Net increase (decrease) in net assets resulting from operations	$3,940,721	$3,612,668	$13,131,509

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the six months ended June 30, 2019 (unaudited)

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 74,001	$ 160,811	$ 61,258
Non-controlled affiliates (Note 3f)	374,144	715,466	243,815
Interest:
Unaffiliated issuers	1,090	2,454	881

Total investment income	449,235	878,731	305,954

Expenses:
Asset allocation fees (Note 3a)	65,849	145,375	54,613
Distribution fees: (Note 3c)
Class A	30,138	81,767	21,231
Class C	38,869	97,242	23,794
Class R	2,296	12,085	3,544
Transfer agent fees: (Note 3e)
Class A	30,483	70,811	29,638
Class C	9,826	21,055	8,304
Class R	1,162	5,320	2,474
Class R6	2,429	3,166	2,683
Advisor Class	1,108	2,114	95
Custodian fees (Note 4)	9	26	8
Reports to shareholders	5,434	13,113	5,555
Registration and filing fees	38,297	43,040	37,520
Professional fees	16,761	15,888	16,719
Trustees’ fees and expenses	124	605	—
Other	2,162	2,543	2,121

Total expenses	244,947	514,150	208,299
Expense reductions (Note 4)	(6)	—	(6)
Expenses waived/paid by affiliates (Note 3f and 3g)	(162,922)	(299,699)	(152,342)

Net expenses	82,019	214,451	55,951

Net investment income	367,216	664,280	250,003

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	260,169	648,563	243,772
Non-controlled affiliates (Note 3f)	(351,297)	610,957	(188,682)

Net realized gain (loss)	(91,128)	1,259,520	55,090

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	69,876	56,225	8,528
Non-controlled affiliates (Note 3f)	5,797,354	12,237,648	5,180,808

Net change in unrealized appreciation (depreciation)	5,867,230	12,293,873	5,189,336

Net realized and unrealized gain (loss)	5,776,102	13,553,393	5,244,426

Net increase (decrease) in net assets resulting from operations	$6,143,318	$14,217,673	$5,494,429

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the six months ended June 30, 2019 (unaudited)

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 123,941	$ 58,489	$ 21,157
Non-controlled affiliates (Note 3f)	400,789	191,852	69,476
Interest:
Unaffiliated issuers	2,089	921	—

Total investment income	526,819	251,262	90,633

Expenses:
Asset allocation fees (Note 3a)	101,758	48,887	17,733
Distribution fees: (Note 3c)
Class A	60,402	23,294	7,988
Class C	61,424	22,578	13,797
Class R	12,948	4,949	1,152
Transfer agent fees: (Note 3e)
Class A	70,011	44,290	31,727
Class C	17,853	10,730	13,699
Class R	7,634	4,710	2,288
Class R6	2,378	1,963	1,229
Advisor Class	1,035	1,246	255
Custodian fees (Note 4)	14	6	2
Reports to shareholders	10,760	7,340	4,990
Registration and filing fees	40,347	37,454	36,909
Professional fees	16,875	18,413	17,993
Trustees’ fees and expenses	429	—	—
Other	2,220	1,963	2,004

Total expenses	406,088	227,823	151,766
Expense reductions (Note 4)	(13)	(5)	(2)
Expenses waived/paid by affiliates (Note 3f and 3g)	(250,603)	(168,757)	(125,669)

Net expenses	155,472	59,061	26,095

Net investment income	371,347	192,201	64,538

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	472,128	207,208	64,073
Non-controlled affiliates (Note 3f)	359,241	(130,149)	(81,601)

Net realized gain (loss)	831,369	77,059	(17,528)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	50,469	35,790	24,417
Non-controlled affiliates (Note 3f)	9,196,394	4,695,135	1,744,967

Net change in unrealized appreciation (depreciation)	9,246,863	4,730,925	1,769,384

Net realized and unrealized gain (loss)	10,078,232	4,807,984	1,751,856

Net increase (decrease) in net assets resulting from operations	$10,449,579	$5,000,185	$1,816,394

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LifeSmart™ Retirement Income Fund		Franklin LifeSmart™ 2020 Retirement Target Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,014,230	$ 2,460,093	$ 460,406	$ 1,140,201
Net realized gain (loss)	(22,681)	(381,077)	(205,800)	558,196
Net change in unrealized appreciation (depreciation)	2,949,172	(3,393,694)	3,358,062	(3,371,541)

Net increase (decrease) in net assets resulting from operations	3,940,721	(1,314,678)	3,612,668	(1,673,144)

Distributions to shareholders:
Class A	(618,883)	(1,265,546)	(364,620)	(659,797)
Class C	(180,755)	(475,415)	(66,372)	(137,095)
Class R	(47,514)	(133,884)	(7,844)	(20,875)
Class R6	(50,853)	(164,232)	(130,692)	(270,527)
Advisor Class	(35,341)	(69,736)	(9,759)	(20,098)

Total distributions to shareholders	(933,346)	(2,108,813)	(579,287)	(1,108,392)

Capital share transactions: (Note 2)
Class A	(248,800)	1,109,498	1,729,379	5,474,693
Class C	(901,792)	(3,397,662)	(89,578)	519,765
Class R	(442,595)	(983,295)	(163,883)	(149,570)
Class R6	958,236	(2,043,494)	(991,203)	318,551
Advisor Class	320,559	(613,612)	(1,194)	(11,432)

Total capital share transactions	(314,392)	(5,928,565)	483,521	6,152,007

Net increase (decrease) in net assets	2,692,983	(9,352,056)	3,516,902	3,370,471
Net assets:
Beginning of period	49,339,478	58,691,534	40,437,716	37,067,245

End of period	$52,032,461	$49,339,478	$43,954,618	$40,437,716

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2025 Retirement Target Fund		Franklin LifeSmart™ 2030 Retirement Target Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 984,678	$ 3,003,480	$ 367,216	$ 1,122,081
Net realized gain (loss)	1,690,310	3,812,211	(91,128)	1,119,123
Net change in unrealized appreciation (depreciation)	10,456,521	(13,809,351)	5,867,230	(5,595,596)

Net increase (decrease) in net assets resulting from operations	13,131,509	(6,993,660)	6,143,318	(3,354,392)

Distributions to shareholders:
Class A	(1,266,244)	(4,729,261)	(425,580)	(733,628)
Class C	(285,515)	(1,271,613)	(108,385)	(200,814)
Class R	(59,726)	(288,382)	(15,641)	(27,160)
Class R6	(233,004)	(1,012,283)	(358,027)	(677,876)
Advisor Class	(25,530)	(99,618)	(16,558)	(29,589)

Total distributions to shareholders	(1,870,019)	(7,401,157)	(924,191)	(1,669,067)

Capital share transactions: (Note 2)
Class A	(454,121)	7,682,847	728,232	5,393,551
Class C	(373,532)	(2,660,758)	121,485	590,557
Class R	(690,972)	(1,104,813)	105,792	(252,387)
Class R6	(1,717,734)	(995,143)	(96,511)	2,000,010
Advisor Class	(28,707)	(235,402)	67,790	206,579

Total capital share transactions	(3,265,066)	2,686,731	926,788	7,938,310

Net increase (decrease) in net assets	7,996,424	(11,708,086)	6,145,915	2,914,851
Net assets:
Beginning of period	118,144,611	129,852,697	49,897,403	46,982,552

End of period	$126,141,035	$118,144,611	$56,043,318	$49,897,403

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2035		Franklin LifeSmart™ 2040
	Retirement Target Fund		Retirement Target Fund

	Six Months Ended		Six Months Ended
	June 30, 2019	Year Ended	June 30, 2019	Year Ended
	(unaudited)	December 31, 2018	(unaudited)	December 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 664,280	$ 2,293,282	$ 250,003	$ 847,776
Net realized gain (loss)	1,259,520	3,859,355	55,090	958,425
Net change in unrealized appreciation (depreciation)	12,293,873	(14,177,765)	5,189,336	(4,838,326)

Net increase (decrease) in net assets resulting from operations	14,217,673	(8,025,128)	5,494,429	(3,032,125)

Distributions to shareholders:
Class A	(1,109,830)	(3,502,326)	(281,643)	(672,314)
Class C	(263,752)	(987,591)	(65,114)	(154,808)
Class R	(76,486)	(279,358)	(22,295)	(52,003)
Class R6	(446,798)	(1,429,713)	(376,587)	(835,051)
Advisor Class	(35,910)	(106,260)	(1,049)	(6,715)

Total distributions to shareholders	(1,932,776)	(6,305,248)	(746,688)	(1,720,891)

Capital share transactions: (Note 2)
Class A	1,711,557	6,810,464	150,761	3,820,457
Class C	(463,025)	(603,017)	355,399	787,563
Class R	(264,174)	(363,210)	113,355	(95,889)
Class R6	1,018,840	(1,275,766)	2,192,663	2,897,191
Advisor Class	176,922	381,299	(104,981)	25,423

Total capital share transactions	2,180,120	4,949,770	2,707,197	7,434,745

Net increase (decrease) in net assets	14,465,017	(9,380,606)	7,454,938	2,681,729
Net assets:
Beginning of period	107,129,517	116,510,123	39,893,179	37,211,450

End of period	$121,594,534	$107,129,517	$47,348,117	$39,893,179

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2045		Franklin LifeSmart™ 2050
	Retirement Target Fund		Retirement Target Fund

	Six Months Ended		Six Months Ended
	June 30, 2019	Year Ended	June 30, 2019	Year Ended
	(unaudited)	December 31, 2018	(unaudited)	December 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 371,347	$ 1,500,972	$ 192,201	$ 694,632
Net realized gain (loss)	831,369	2,756,646	77,059	766,254
Net change in unrealized appreciation (depreciation)	9,246,863	(10,314,331)	4,730,925	(4,293,456)

Net increase (decrease) in net assets resulting from operations	10,449,579	(6,056,713)	5,000,185	(2,832,570)

Distributions to shareholders:
Class A	(779,144)	(2,653,305)	(285,532)	(643,844)
Class C	(154,203)	(631,126)	(52,564)	(136,313)
Class R	(75,994)	(290,065)	(27,450)	(65,856)
Class R6	(289,071)	(816,627)	(239,479)	(502,397)
Advisor Class	(11,838)	(38,954)	(8,245)	(20,381)

Total distributions to shareholders	(1,310,250)	(4,430,077)	(613,270)	(1,368,791)

Capital share transactions: (Note 2)
Class A	276,116	4,433,504	901,689	5,033,748
Class C	(674,687)	213,125	145,123	883,885
Class R	(410,904)	380,231	911	425,810
Class R6	3,364,236	682,622	2,441,832	1,110,776
Advisor Class	10,111	131,996	17,470	12,334

Total capital share transactions	2,564,872	5,841,478	3,507,025	7,466,553

Net increase (decrease) in net assets	11,704,201	(4,645,312)	7,893,940	3,265,192
Net assets:
Beginning of period	75,181,291	79,826,603	35,105,115	31,839,923

End of period	$86,885,492	$75,181,291	$42,999,055	$35,105,115

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2055 Retirement Target Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(unaudited)	December 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 64,538	$ 233,963
Net realized gain (loss)	(17,528)	129,172
Net change in unrealized appreciation (depreciation)	1,769,384	(1,392,034)

Net increase (decrease) in net assets resulting from operations	1,816,394	(1,028,899)

Distributions to shareholders:
Class A	(85,122)	(205,410)
Class C	(30,376)	(64,563)
Class R	(6,250)	(13,634)
Class R6	(81,203)	(139,527)
Advisor Class	(1,389)	(1,790)

Total distributions to shareholders	(204,340)	(424,924)

Capital share transactions: (Note 2)
Class A	(209,710)	2,124,795
Class C	412,570	1,182,923
Class R	21,335	121,483
Class R6	1,773,941	808,786
Advisor Class	48,684	19,567

Total capital share transactions	2,046,820	4,257,554

Net increase (decrease) in net assets	3,658,874	2,803,731
Net assets:
Beginning of period	12,485,447	9,681,716

End of period	$16,144,321	$12,485,447

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Index-Linked Notes

Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of investing in index-linked notes include

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

unfavorable price movements in the underlying index and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments held by the Funds.

c.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. The Franklin LifeSmart™ Retirement Income Fund employs a managed distribution policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions may include income and capital gains generated by the Underlying Funds, as well as a possible return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted higher or lower from year to year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax basis)

and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2.  Shares of Beneficial Interest

At June 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart™ Retirement		Franklin LifeSmart™ 2020
	Income Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2019
Shares sold[a]	250,102	$ 2,703,074	335,402	$ 3,869,542
Shares issued in reinvestment of distributions	56,286	609,318	31,090	362,443
Shares redeemed	(329,431)	(3,561,192)	(214,774)	(2,502,606)

Net increase (decrease)	(23,043)	$ (248,800)	151,718	$ 1,729,379

Year ended December 31, 2018
Shares sold[a]	846,337	$ 9,147,067	713,018	$ 8,380,062
Shares issued in reinvestment of distributions	115,040	1,243,885	57,731	654,964
Shares redeemed	(852,099)	(9,281,454)	(303,410)	(3,560,333)

Net increase (decrease)	109,278	$ 1,109,498	467,339	$ 5,474,693

Class C Shares:
Six Months ended June 30, 2019
Shares sold	107,938	$ 1,154,896	94,449	$ 1,080,597
Shares issued in reinvestment of distributions	16,174	172,957	5,732	66,372
Shares redeemed[a]	(208,411)	(2,229,645)	(108,626)	(1,236,547)

Net increase (decrease)	(84,299)	$ (901,792)	(8,445)	$ (89,578)

Year ended December 31, 2018
Shares sold	220,879	$ 2,377,740	176,919	$ 2,062,370
Shares issued in reinvestment of distributions	42,833	458,328	12,173	137,095
Shares redeemed[a]	(581,658)	(6,233,730)	(144,604)	(1,679,700)

Net increase (decrease)	(317,946)	$(3,397,662)	44,488	$ 519,765

Class R Shares:
Six Months ended June 30, 2019
Shares sold	21,070	$ 227,975	8,164	$ 94,530
Shares issued in reinvestment of distributions	3,154	34,015	673	7,844
Shares redeemed	(65,709)	(704,585)	(22,977)	(266,257)

Net increase (decrease)	(41,485)	$ (442,595)	(14,140)	$ (163,883)

Year ended December 31, 2018
Shares sold	35,545	$ 385,385	28,612	$ 336,125
Shares issued in reinvestment of distributions	8,763	94,564	1,840	20,875
Shares redeemed	(135,188)	(1,463,244)	(43,209)	(506,570)

Net increase (decrease)	(90,880)	$ (983,295)	(12,757)	$ (149,570)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart™ Retirement		Franklin LifeSmart™ 2020
	Income Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class R6 Shares:
Six Months ended June 30, 2019
Shares sold	119,947	$ 1,303,168	86,264	$ 999,108
Shares issued in reinvestment of distributions	194	2,100	49	576
Shares redeemed	(31,937)	(347,032)	(170,432)	(1,990,887)

Net increase (decrease)	88,204	$ 958,236	(84,119)	$ (991,203)

Year ended December 31, 2018
Shares sold	88,955	$ 975,848	213,073	$ 2,487,718
Shares issued in reinvestment of distributions	7,584	82,764	206	2,361
Shares redeemed	(286,584)	(3,102,106)	(185,607)	(2,171,528)

Net increase (decrease)	(190,045)	$(2,043,494)	27,672	$ 318,551

Advisor Class Shares:
Six Months ended June 30, 2019
Shares sold	34,859	$ 379,420	53	$ 612
Shares issued in reinvestment of distributions	3,131	34,042	835	9,759
Shares redeemed	(8,471)	(92,903)	(992)	(11,565)

Net increase (decrease)	29,519	$ 320,559	(104)	$ (1,194)

Year ended December 31, 2018
Shares sold	36,625	$ 397,388	34,183	$ 400,016
Shares issued in reinvestment of distributions	5,558	60,364	1,759	20,098
Shares redeemed	(97,826)	(1,071,364)	(36,796)	(431,546)

Net increase (decrease)	(55,643)	$ (613,612)	(854)	$ (11,432)

[a]May include a portion of Class C shares that were automatically converted to Class A.
	Franklin LifeSmart™ 2025		Franklin LifeSmart™ 2030
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2019
Shares sold[a]	519,243	$ 6,389,936	309,080	$3,849,405
Shares issued in reinvestment of distributions	100,744	1,261,939	33,771	425,868
Shares redeemed	(654,939)	(8,105,996)	(284,573)	(3,547,041)

Net increase (decrease)	(34,952)	$ (454,121)	58,278	$ 728,232

Year ended December 31, 2018
Shares sold[a]	1,455,435	$ 18,751,088	685,749	$8,628,468
Shares issued in reinvestment of distributions	394,193	4,700,865	61,982	733,522
Shares redeemed	(1,224,459)	(15,769,106)	(312,616)	(3,968,439)

Net increase (decrease)	625,169	$ 7,682,847	435,115	$ 5,393,551

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2.  Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2025		Franklin LifeSmart™ 2030
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended June 30, 2019
Shares sold	181,484	$2,215,401	150,109	$ 1,824,374
Shares issued in reinvestment of distributions	21,882	269,727	8,635	107,687
Shares redeemed[a]	(236,087)	(2,858,660)	(149,736)	(1,810,576)

Net increase (decrease)	(32,721)	$(373,532)	9,008	$ 121,485

Year ended December 31, 2018
Shares sold	412,149	$5,254,400	170,731	$ 2,146,806
Shares issued in reinvestment of distributions	102,701	1,201,550	17,293	200,699
Shares redeemed[a]	(719,903)	(9,116,708)	(140,263)	(1,756,948)

Net increase (decrease)	(205,053)	$(2,660,758)	47,761	$ 590,557

Class R Shares:
Six Months ended June 30, 2019
Shares sold	33,077	$408,376	12,805	$ 158,664
Shares issued in reinvestment of distributions	4,306	53,744	1,242	15,641
Shares redeemed	(94,302)	(1,153,092)	(5,533)	(68,513)

Net increase (decrease)	(56,919)	$(690,972)	8,514	$ 105,792

Year ended December 31, 2018
Shares sold	76,323	$979,523	36,922	$ 459,743
Shares issued in reinvestment of distributions	19,202	228,866	2,295	27,161
Shares redeemed	(179,691)	(2,313,202)	(58,637)	(739,291)

Net increase (decrease)	(84,166)	$(1,104,813)	(19,420)	$ (252,387)

Class R6 Shares:
Six Months ended June 30, 2019
Shares sold	115,028	$1,427,198	216,420	$ 2,677,661
Shares issued in reinvestment of distributions	349	4,392	23	287
Shares redeemed	(252,639)	(3,149,324)	(228,555)	(2,774,459)

Net increase (decrease)	(137,262)	$(1,717,734)	(12,112)	$ (96,511)

Year ended December 31, 2018
Shares sold	365,683	$4,675,425	314,750	$ 3,960,684
Shares issued in reinvestment of distributions	8,162	103,814	239	2,873
Shares redeemed	(450,139)	(5,774,382)	(154,162)	(1,963,547)

Net increase (decrease)	(76,294)	$(995,143)	160,827	$ 2,000,010

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart™ 2025		Franklin LifeSmart™ 2030
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2019
Shares sold	16,561	$ 202,235	9,083	$ 114,127
Shares issued in reinvestment of distributions	1,822	22,867	1,309	16,558
Shares redeemed	(20,375)	(253,809)	(5,072)	(62,895)

Net increase (decrease)	(1,992)	$ (28,707)	5,320	$ 67,790

Year ended December 31, 2018
Shares sold	33,277	$ 431,821	23,692	$ 302,878
Shares issued in reinvestment of distributions	7,451	89,544	2,476	29,588
Shares redeemed	(58,779)	(756,767)	(10,045)	(125,887)

Net increase (decrease)	(18,051)	$ (235,402)	16,123	$ 206,579

[a]May include a portion of Class C shares that were automatically converted to Class A.
	Franklin LifeSmart™ 2035		Franklin LifeSmart™ 2040
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2019
Shares sold[a]	517,422	$ 6,738,466	203,002	$ 2,581,533
Shares issued in reinvestment of distributions	82,959	1,102,941	21,873	281,643
Shares redeemed	(466,546)	(6,129,850)	(213,099)	(2,712,415)

Net increase (decrease)	133,835	$ 1,711,557	11,776	$ 150,761

Year ended December 31, 2018
Shares sold[a]	942,846	$12,872,991	433,108	$ 5,637,921
Shares issued in reinvestment of distributions	278,830	3,485,432	55,620	672,314
Shares redeemed	(695,333)	(9,547,959)	(191,890)	(2,489,778)

Net increase (decrease)	526,343	$ 6,810,464	296,838	$ 3,820,457

Class C Shares:
Six Months ended June 30, 2019
Shares sold	130,010	$ 1,659,208	53,910	$ 673,277
Shares issued in reinvestment of distributions	19,115	248,163	5,145	65,114
Shares redeemed[a]	(184,917)	(2,370,396)	(30,529)	(382,992)

Net increase (decrease)	(35,792)	$ (463,025)	28,526	$ 355,399

Year ended December 31, 2018
Shares sold	341,805	$ 4,576,003	100,077	$1,279,948
Shares issued in reinvestment of distributions	76,759	931,152	13,144	154,668
Shares redeemed[a]	(457,318)	(6,110,172)	(50,847)	(647,053)

Net increase (decrease)	(38,754)	$ (603,017)	62,374	$ 787,563

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2.  Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2035		Franklin LifeSmart™ 2040
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class R Shares:
Six Months ended June 30, 2019
Shares sold	51,715	$ 676,204	11,962	$ 151,195
Shares issued in reinvestment of distributions	5,230	69,478	1,734	22,295
Shares redeemed	(77,893)	(1,009,856)	(4,769)	(60,135)

Net increase (decrease)	(20,948)	$ (264,174)	8,927	$ 113,355

Year ended December 31, 2018
Shares sold	111,104	$ 1,510,051	25,994	$ 337,136
Shares issued in reinvestment of distributions	19,685	246,024	4,314	52,003
Shares redeemed	(154,125)	(2,119,285)	(37,246)	(485,028)

Net increase (decrease)	(23,336)	$ (363,210)	(6,938)	$ (95,889)

Class R6 Shares:
Six Months ended June 30, 2019
Shares sold	180,111	$ 2,380,780	259,849	$ 3,320,807
Shares issued in reinvestment of distributions	537	7,196	388	5,024
Shares redeemed	(102,712)	(1,369,136)	(88,154)	(1,133,168)

Net increase (decrease)	77,936	$ 1,018,840	172,083	$ 2,192,663

Year ended December 31, 2018
Shares sold	414,595	$ 5,606,519	375,889	$ 4,871,182
Shares issued in reinvestment of distributions	5,525	74,275	971	11,876
Shares redeemed	(507,947)	(6,956,560)	(151,876)	(1,985,867)

Net increase (decrease)	(87,827)	$(1,275,766)	224,984	$ 2,897,191

Advisor Class Shares:
Six Months ended June 30, 2019
Shares sold	17,034	$ 224,567	1,011	$ 13,026
Shares issued in reinvestment of distributions	2,561	34,349	81	1,049
Shares redeemed	(6,241)	(81,994)	(10,361)	(119,056)

Net increase (decrease)	13,354	$ 176,922	(9,269)	$ (104,981)

Year ended December 31, 2018
Shares sold	26,985	$ 381,837	11,186	$ 136,707
Shares issued in reinvestment of distributions	8,344	105,679	549	6,715
Shares redeemed	(7,561)	(106,217)	(9,424)	(117,999)

Net increase (decrease)	27,768	$ 381,299	2,311	$ 25,423

aMay include a portion of Class C shares that were automatically converted to Class A.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart™ 2045 Retirement Target Fund		Franklin LifeSmart™ 2050 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2019
Shares sold[a]	355,252	$ 4,678,285	316,729	$ 4,060,953
Shares issued in reinvestment of distributions	57,979	775,458	21,851	285,506
Shares redeemed	(392,211)	(5,177,627)	(269,538)	(3,444,770)

Net increase (decrease)	21,020	$ 276,116	69,042	$ 901,689

Year ended December 31, 2018
Shares sold[a]	743,394	$10,204,029	629,521	$ 8,264,139
Shares issued in reinvestment of distributions	210,172	2,638,382	52,624	643,113
Shares redeemed	(610,804)	(8,408,907)	(293,673)	(3,873,504)

Net increase (decrease)	342,762	$ 4,433,504	388,472	$ 5,033,748

Class C Shares:
Six Months ended June 30, 2019
Shares sold	85,491	$ 1,091,611	58,846	$ 750,734
Shares issued in reinvestment of distributions	11,245	146,320	4,049	52,536
Shares redeemed[a]	(149,382)	(1,912,618)	(51,999)	(658,147)

Net increase (decrease)	(52,646)	$ (674,687)	10,896	$ 145,123

Year ended December 31, 2018
Shares sold	220,486	$ 2,951,191	124,657	$ 1,633,863
Shares issued in reinvestment of distributions	48,056	582,816	11,314	136,120
Shares redeemed[a]	(248,382)	(3,320,882)	(68,191)	(886,098)

Net increase (decrease)	20,160	$ 213,125	67,780	$ 883,885

Class R Shares:
Six Months ended June 30, 2019
Shares sold	30,720	$ 402,412	22,609	$ 289,584
Shares issued in reinvestment of distributions	5,142	68,464	2,101	27,450
Shares redeemed	(68,088)	(881,780)	(24,569)	(316,123)

Net increase (decrease)	(32,226)	$ (410,904)	141	$ 911

Year ended December 31, 2018
Shares sold	98,581	$ 1,331,338	48,484	$ 634,521
Shares issued in reinvestment of distributions	20,329	253,154	5,403	65,857
Shares redeemed	(87,538)	(1,204,261)	(21,209)	(274,568)

Net increase (decrease)	31,372	$ 380,231	32,678	$ 425,810

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2.  Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2045 Retirement Target Fund		Franklin LifeSmart™ 2050 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class R6 Shares:
Six Months ended June 30, 2019
Shares sold	358,123	$ 4,739,599	278,770	$ 3,588,493
Shares issued in reinvestment of distributions	19	257	1	13
Shares redeemed	(103,335)	(1,375,620)	(89,493)	(1,146,674)

Net increase (decrease)	254,807	$ 3,364,236	189,278	$ 2,441,832

Year ended December 31, 2018
Shares sold	304,466	$ 4,144,657	273,723	$ 3,586,958
Shares issued in reinvestment of distributions	3,420	46,956	125	1,577
Shares redeemed	(255,441)	(3,508,991)	(186,424)	(2,477,759)

Net increase (decrease)	52,445	$ 682,622	87,424	$ 1,110,776

Advisor Class Shares:
Six Months ended June 30, 2019
Shares sold	6,469	$ 85,064	7,312	$ 92,385
Shares issued in reinvestment of distributions	879	11,839	627	8,245
Shares redeemed	(6,490)	(86,792)	(6,287)	(83,160)

Net increase (decrease)	858	$ 10,111	1,652	$ 17,470

Year ended December 31, 2018
Shares sold	20,410	$ 277,144	5,799	$ 77,912
Shares issued in reinvestment of distributions	3,070	38,933	1,645	20,381
Shares redeemed	(14,162)	(184,081)	(6,468)	(85,959)

Net increase (decrease)	9,318	$ 131,996	976	$ 12,334

aMay include a portion of Class C shares that were automatically converted to Class A.

	Franklin LifeSmart™ 2055 Retirement Target Fund

	Shares	Amount

Class A Shares:
Six Months ended June 30, 2019
Shares sold[a]	148,874	$ 1,599,150
Shares issued in reinvestment of distributions	7,732	85,084
Shares redeemed	(174,948)	(1,893,944)

Net increase (decrease)	(18,342)	$ (209,710)

Year ended December 31, 2018
Shares sold[a]	271,042	$ 2,986,319
Shares issued in reinvestment of distributions	17,370	179,191
Shares redeemed	(94,471)	(1,040,715)

Net increase (decrease)	193,941	$ 2,124,795

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	Franklin LifeSmart™ 2055 Retirement Target Fund

	Shares	Amount

Class C Shares:
Six Months ended June 30, 2019
Shares sold	60,672	$ 643,655
Shares issued in reinvestment of distributions	2,798	30,376
Shares redeemed[a]	(24,367)	(261,461)

Net increase (decrease)	39,103	$ 412,570

Year ended December 31, 2018
Shares sold	135,717	$1,480,176
Shares issued in reinvestment of distributions	6,397	64,562
Shares redeemed[a]	(33,053)	(361,815)

Net increase (decrease)	109,061	$1,182,923

Class R Shares:
Six Months ended June 30, 2019
Shares sold	11,143	$ 120,454
Shares issued in reinvestment of distributions	570	6,249
Shares redeemed	(9,884)	(105,368)

Net increase (decrease)	1,829	$ 21,335

Year ended December 31, 2018
Shares sold	18,477	$ 202,630
Shares issued in reinvestment of distributions	1,327	13,635
Shares redeemed	(8,805)	(94,782)

Net increase (decrease)	10,999	$ 121,483

Class R6 Shares:
Six Months ended June 30, 2019
Shares sold	190,892	$2,060,968
Shares issued in reinvestment of distributions	6	67
Shares redeemed	(26,848)	(287,094)

Net increase (decrease)	164,050	$1,773,941

Year ended December 31, 2018
Shares sold	216,204	$2,390,763
Shares issued in reinvestment of distributions	768	8,477
Shares redeemed	(143,727)	(1,590,454)

Net increase (decrease)	73,245	$ 808,786

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2.  Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2055 Retirement Target Fund

	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2019
Shares sold	5,505	$60,886
Shares issued in reinvestment of distributions	126	1,390
Shares redeemed	(1,248)	(13,592)

Net increase (decrease)	4,383	$48,684

Year ended December 31, 2018
Shares sold	2,160	$23,911
Shares issued in reinvestment of distributions	134	1,397
Shares redeemed	(529)	(5,741)

Net increase (decrease)	1,765	$19,567

aMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management and Asset Allocation Fees

The Funds, except Franklin LifeSmartTM Retirement Income Fund, pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Franklin LifeSmartTM Retirement Income Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the fund.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

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c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$4,271	$5,031	$11,240
CDSC retained	$ 729	$2,305	$ 1,066

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$8,755	$13,663	$6,453
CDSC retained	$ 917	$ 921	$ 395

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$11,956	$7,305	$5,641
CDSC retained	$ 1,329	$ 967	$ 619

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3.  Transactions with Affiliates (continued)

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2019, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Transfer agent fees	$26,122	$21,301	$80,749

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Transfer agent fees	$41,640	$89,130	$40,401

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Transfer agent fees	$83,983	$53,878	$50,919

f.  Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

Investments in FT Underlying Funds for the period ended June 30, 2019, were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	$ 11,365,789	$ 201,390	$ (8,496,180)	$ (15,276)	$ 93,671	$ 3,149,394	373,593	$ 201,388
Franklin Income Fund, Class R6	10,261,062	453,683	(1,038,631)	11,408	881,667	10,569,189	4,575,406	283,863
Franklin LibertyQ U.S. Equity ETF	4,515,870	68,701	(395,319)	(2,286)	742,694	4,929,660	153,000	23,331

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	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period		Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates (continued)
Franklin U.S. Government Securities Fund, Class R6	$ 11,883,687	$ 3,747,220	$ (703,055)	$ (49,573)	$ 338,964	$15,217,243		2,515,247	$ 202,363
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	732,821	9,071,421	(8,963,700)	—	—	840,542		840,542	11,284
Templeton Global Total Return Fund, Class R6	2,117,321	124,629	(419,698)	31,515	(20,751)	1,833,016		157,341	59,715

Total Affiliated Securities	$ 40,876,550	$13,667,044	$(20,016,583)	$ (24,212)	$ 2,036,245	$36,539,044			$ 781,944

Franklin LifeSmart™ 2020 Retirement Target Fund

Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$ 1,232,957	$ 95,412	$ (1,335,609)	$(114,808)	$ 122,048	$ —	[a]	—	$ —
Franklin Floating Rate Daily Access Fund, Class R6	1,396,370	167,099	(1,584,276)	(44,454)	65,261	—	[a]	—	5,317
Franklin FTSE Europe ETF	404,167	573,539	(237,942)	(22,653)	81,555	798,666		33,417	11,464
Franklin FTSE Japan ETF	743,220	92,467	(368,340)	(63,221)	110,070	514,196		21,407	6,289
Franklin Growth Fund, Class R6	4,450,955	943,956	(1,917,326)	100,134	722,406	4,300,125		39,153	—
Franklin Growth Opportunities Fund, Class R6	1,610,029	283,520	(554,721)	(28,376)	399,140	1,709,592		38,854	—
Franklin International Small Cap Fund, Class R6	913,595	213,393	(297,379)	(18,146)	110,919	922,382		53,627	—
Franklin LibertyQ Emerging Markets ETF	980,335	712,995	(140,548)	(469)	60,068	1,612,381		53,864	15,487
Franklin LibertyQ U.S. Equity ETF	2,269,894	1,904,204	(557,101)	(30,083)	420,062	4,006,976		124,363	17,143
Franklin Low Duration Total Return Fund, Class R6	5,987,285	2,117,009	(2,119,994)	(26,643)	144,978	6,102,635		625,270	128,128
Franklin Mutual International Fund, Class R6	687,321	155,644	(325,369)	(22,088)	64,156	559,664		40,644	—
Franklin Pelagos Commodities Strategy Fund, Class R6	1,914,586	149,345	(770,788)	(122,097)	184,579	1,355,625		243,817	—
Franklin Rising Dividends Fund, Class R6	2,268,151	533,330	(1,041,594)	(25,574)	412,540	2,146,853		32,240	6,057
Franklin Strategic Income Fund, Class R6	3,937,748	552,056	(2,640,972)	(22,053)	163,841	1,990,620		205,219	52,862
Franklin U.S. Government Securities Fund, Class R6	5,451,640	2,005,653	(1,835,268)	(22,338)	164,964	5,764,651		952,835	110,598
Franklin Utilities Fund, Class R6	667,793	15,106	(757,705)	144,122	(69,316)	—	[a]	—	3,799
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	808,529	5,601,224	(5,201,142)	—	—	1,208,611		1,208,611	12,700
Templeton Foreign Fund, Class R6	966,600	140,536	(350,647)	(22,237)	77,244	811,496		115,928	—
Templeton Global Total Return Fund, Class R6	2,750,868	597,203	(394,109)	(1,635)	4,658	2,956,985		253,818	99,009

Total Affiliated Securities	$ 39,442,043	$16,853,691	$(22,430,830)	$(342,619)	$ 3,239,173	$36,761,458			$ 468,853

Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$ 2,438,564	$ 114,260	$ (2,566,989)	$(227,566)	$ 241,731	$ —	[a]	—	$ —

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates (continued)

f.   Investments in FT Underlying Funds (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period		Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Floating Rate Daily Access Fund, Class R6	$ 2,774,818	$ 229,480	$ (3,045,113)	$ (87,240)	$ 128,055	$ —	[a]	—	$ 10,338
Franklin FTSE Europe ETF	1,807,838	1,109,673	(380,823)	(31,732)	300,139	2,805,095		117,368	40,265
Franklin FTSE Japan ETF	3,105,900	9,227	(1,525,258)	(272,020)	484,612	1,802,461		75,040	22,046
Franklin Growth Fund, Class R6	18,586,392	44,618	(7,194,505)	1,181,911	2,321,258	14,939,674		136,025	—
Franklin Growth Opportunities Fund, Class R6	6,806,852	15,782	(2,510,067)	96,755	1,503,686	5,913,008		134,387	—
Franklin International Small Cap Fund, Class R6	3,692,282	321,379	(1,139,321)	10,988	411,874	3,297,202		191,698	—
Franklin LibertyQ Emerging Markets ETF	4,041,330	2,299,134	(998,235)	13,059	239,672	5,594,960		186,908	53,739
Franklin LibertyQ U.S. Equity ETF	9,441,234	4,352,725	(1,485,796)	(72,703)	1,762,390	13,997,850		434,446	64,654
Franklin Low Duration Total Return Fund, Class R6	11,751,793	3,527,592	(1,608,334)	(17,410)	250,334	13,903,975		1,424,588	259,314
Franklin Mutual International Fund, Class R6	2,694,573	82,079	(1,003,097)	(130,614)	320,316	1,963,257		142,575	—
Franklin Pelagos Commodities Strategy Fund, Class R6	5,635,340	325,068	(2,250,543)	(361,288)	541,954	3,890,531		699,736	—
Franklin Rising Dividends Fund, Class R6	9,243,724	49,969	(3,379,126)	8,776	1,602,609	7,525,952		113,019	26,339
Franklin Strategic Income Fund, Class R6	7,777,294	805,403	(4,325,144)	(41,017)	318,742	4,535,278		467,554	106,066
Franklin U.S. Government Securities Fund, Class R6	10,729,195	3,409,293	(1,310,410)	(21,912)	327,575	13,133,741		2,170,866	221,230
Franklin Utilities Fund, Class R6	2,660,327	22,827	(2,999,972)	1,109,558	(792,740)	—	[a]	—	16,578
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	3,164	12,781,592	(9,318,084)	—	—	3,466,672		3,466,672	35,797
Templeton Foreign Fund, Class R6	3,901,532	9,605	(1,314,295)	(19,236)	268,496	2,846,102		406,586	—
Templeton Global Total Return Fund, Class R6	5,374,162	1,523,983	(293,418)	(3,870)	(1,296)	6,599,561		566,486	198,458

Total Affiliated Securities	$112,466,314	$31,033,689	$(48,648,530)	$1,134,439	$10,229,407	$106,215,319			$1,054,824

Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$ 744,004	$ 64,783	$ (813,062)	$ (65,709)	$ 69,984	$ —	[a]	—	$ —
Franklin Floating Rate Daily Access Fund, Class R6	846,508	165,958	(1,024,933)	(25,326)	37,793	—	[a]	—	3,298
Franklin FTSE Europe ETF	891,527	731,788	(287,847)	(23,610)	156,916	1,468,774		61,455	21,083
Franklin FTSE Japan ETF	1,514,588	58,889	(735,223)	(130,827)	235,718	943,145		39,265	11,536
Franklin Growth Fund, Class R6	8,925,259	353,528	(3,012,639)	66,084	1,656,524	7,988,756		72,738	—
Franklin Growth Opportunities Fund, Class R6	3,328,470	88,307	(1,015,027)	(65,409)	858,294	3,194,635		72,605	—
Franklin International Small Cap Fund, Class R6	1,798,267	271,987	(703,761)	(26,273)	232,395	1,572,615		91,431	—
Franklin LibertyQ Emerging Markets ETF	1,970,405	1,316,336	(509,726)	2,120	125,181	2,904,316		97,023	27,896

138	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period		Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin LibertyQ U.S. Equity ETF	$ 4,573,817	$ 2,392,433	$ (498,448)	$ (29,996)	$ 869,303	$ 7,307,109		226,788	$ 32,905
Franklin Low Duration Total Return Fund, Class R6	3,585,066	1,464,142	(766,552)	(10,784)	82,280	4,354,152		446,122	79,597
Franklin Mutual International Fund, Class R6	1,337,308	169,444	(575,238)	(62,783)	159,465	1,028,196		74,669	—
Franklin Pelagos Commodities Strategy Fund, Class R6	2,331,348	222,043	(931,601)	(151,966)	227,702	1,697,526		305,310	—
Franklin Rising Dividends Fund, Class R6	4,506,529	196,540	(1,522,267)	(33,842)	835,924	3,982,884		59,812	12,831
Franklin Strategic Income Fund, Class R6	2,391,535	407,020	(1,464,215)	(14,434)	100,347	1,420,253		146,418	32,539
Franklin U.S. Government Securities Fund, Class R6	3,273,247	1,507,948	(715,054)	(10,875)	103,321	4,158,587		687,370	68,060
Franklin Utilities Fund, Class R6	1,273,680	13,562	(1,441,152)	265,312	(111,402)	—	[a]	—	8,085
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	419,148	8,926,706	(7,990,995)	—	—	1,354,859		1,354,859	16,284
Templeton Foreign Fund, Class R6	1,903,897	130,606	(644,250)	(32,671)	156,348	1,513,930		216,276	—
Templeton Global Total Return Fund, Class R6	1,640,004	438,917	(159,621)	(308)	1,261	1,920,253		164,829	60,030

Total Affiliated Securities	$ 47,254,607	$18,920,937	$ (24,811,611)	$ (351,297)	$ 5,797,354	$46,809,990			$ 374,144

Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$ 1,265,678	$ —	$ (1,272,789)	$ (114,959)	$ 122,070	$ —	[a]	—	$ —
Franklin Floating Rate Daily Access Fund, Class R6	1,440,239	89,727	(1,550,474)	(43,878)	64,386	—	[a]	—	5,271
Franklin FTSE Europe ETF	2,047,024	1,587,969	(356,427)	(22,848)	343,861	3,599,579		150,610	51,669
Franklin FTSE Japan ETF	3,544,470	42,328	(1,520,998)	(269,935)	518,030	2,313,895		96,332	28,302
Franklin Growth Fund, Class R6	20,895,577	274,639	(6,075,810)	467,168	3,679,939	19,241,513		175,193	—
Franklin Growth Opportunities Fund, Class R6	7,654,993	135,356	(2,014,378)	113,776	1,782,298	7,672,045		174,365	—
Franklin International Small Cap Fund, Class R6	4,235,165	469,602	(1,103,910)	(23,896)	517,197	4,094,158		238,032	—
Franklin LibertyQ Emerging Markets ETF	4,595,317	3,068,799	(883,492)	4,186	298,813	7,083,623		236,639	68,038
Franklin LibertyQ U.S. Equity ETF	10,651,846	5,920,400	(700,547)	(27,621)	2,037,603	17,881,681		554,987	80,505
Franklin Low Duration Total Return Fund, Class R6	6,099,851	2,168,722	(1,665,108)	(14,307)	132,924	6,722,082		688,738	130,591
Franklin Mutual International Fund, Class R6	3,242,553	38,766	(994,181)	(173,880)	406,292	2,519,550		182,974	—
Franklin Pelagos Commodities Strategy Fund, Class R6	5,097,035	453,377	(2,001,820)	(319,504)	481,261	3,710,349		667,329	—
Franklin Rising Dividends Fund, Class R6	10,549,442	324,534	(3,061,937)	(41,950)	1,973,866	9,743,955		146,328	31,379
Franklin Strategic Income Fund, Class R6	4,088,574	380,301	(2,418,537)	(17,105)	159,367	2,192,600		226,041	54,090
Franklin U.S. Government Securities Fund, Class R6	5,567,467	2,189,280	(1,553,984)	(7,343)	154,147	6,349,567		1,049,515	112,755
Franklin Utilities Fund, Class R6	2,948,542	29,297	(3,349,906)	1,159,020	(786,953)	—	[a]	—	19,771
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	2,968	11,692,531	(8,619,583)	—	—	3,075,916		3,075,916	35,746

franklintempleton.com	Semiannual Report	139

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates (continued)

f.   Investments in FT Underlying Funds (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period		Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Foreign Fund, Class R6	$ 4,487,990	$ 35,374	$ (1,164,310)	$ (54,622)	$ 347,901	$ 3,652,333		521,762	$ —
Templeton Global Total Return Fund, Class R6	2,790,638	430,400	(346,593)	(1,345)	4,646	2,877,746		247,017	97,349

Total Affiliated Securities	$101,205,369	$29,331,402	$(40,654,784)	$ 610,957	$12,237,648	$102,730,592			$ 715,466

Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$ 394,014	$ 3,371	$ (399,615)	$ (35,000)	$ 37,230	$ —	[a]	—	$ —
Franklin Floating Rate Daily Access Fund, Class R6	461,225	33,320	(501,143)	(13,710)	20,308	—	[a]	—	1,693
Franklin FTSE Europe ETF	776,847	695,818	(72,786)	(5,079)	129,566	1,524,366		63,781	21,881
Franklin FTSE Japan ETF	1,373,085	63,867	(552,372)	(98,618)	194,078	980,040		40,801	11,987
Franklin Growth Fund, Class R6	8,094,450	808,082	(2,247,143)	12,717	1,630,541	8,298,647		75,559	—
Franklin Growth Opportunities Fund, Class R6	2,961,783	114,496	(507,652)	(20,192)	759,786	3,308,221		75,187	—
Franklin International Small Cap Fund, Class R6	1,638,447	325,246	(409,402)	(20,515)	206,839	1,740,615		101,198	—
Franklin LibertyQ Emerging Markets ETF	1,783,053	1,341,646	(192,738)	(348)	122,703	3,054,316		102,034	28,733
Franklin LibertyQ U.S. Equity ETF	4,093,008	3,143,722	(317,527)	(12,340)	798,550	7,705,413		239,150	32,942
Franklin Low Duration Total Return Fund, Class R6	1,924,994	978,062	(1,359,649)	(5,845)	41,236	1,578,798		161,762	37,183
Franklin Mutual International Fund, Class R6	1,285,443	169,889	(448,990)	(47,913)	136,530	1,094,959		79,518	—
Franklin Pelagos Commodities Strategy Fund, Class R6	1,882,858	222,393	(746,713)	(121,784)	182,216	1,418,970		255,210	—
Franklin Rising Dividends Fund, Class R6	4,059,416	507,481	(1,182,097)	(16,252)	775,197	4,143,745		62,228	12,058
Franklin Strategic Income Fund, Class R6	1,297,236	163,661	(998,385)	(3,587)	47,391	506,316		52,197	15,739
Franklin U.S. Government Securities Fund, Class R6	1,760,021	945,200	(1,254,505)	(1,791)	38,640	1,487,565		245,879	33,180
Franklin Utilities Fund, Class R6	1,130,327	14,643	(1,288,841)	224,218	(80,347)	—	[a]	—	7,725
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	1,362	6,907,836	(5,760,628)	—	—	1,148,570		1,148,570	13,468
Templeton Foreign Fund, Class R6	1,733,501	145,221	(413,554)	(29,913)	142,867	1,578,122		225,446	—
Templeton Global Total Return Fund, Class R6	880,861	183,173	(501,361)	7,270	(2,523)	567,420		48,706	27,226

Total Affiliated Securities	$ 37,531,931	$16,767,127	$(19,155,101)	$ (188,682)	$ 5,180,808	$ 40,136,083			$ 243,815

Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$ 671,323	$ 7,307	$ (682,422)	$ (59,705)	$ 63,497	$ —	[a]	—	$ —

140	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

					Net Change in			Number of
	Value at				Unrealized	Value at		Shares
	Beginning			Realized	Appreciation	End of		Held at End	Dividend
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period		of Period	Income

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Floating Rate Daily Access Fund, Class R6	$763,772	$65,366	$(840,009)	$(23,002)	$33,873	$—	[a]	—	$2,793
Franklin FTSE Europe ETF	1,534,776	1,366,041	(115,423)	(10,165)	254,311	3,029,540		126,759	43,486
Franklin FTSE Japan ETF	2,647,080	180,611	(1,063,419)	(190,235)	372,736	1,946,773		81,048	23,812
Franklin Growth Fund, Class R6	15,541,149	1,983,343	(4,279,539)	95,385	3,068,010	16,408,348		149,398	—
Franklin Growth Opportunities Fund, Class R6	5,713,486	464,203	(1,047,925)	(12,913)	1,444,170	6,561,021		149,114	—
Franklin International Small Cap Fund, Class R6	3,180,029	674,452	(294,734)	(11,150)	371,852	3,920,449		227,933	—
Franklin LibertyQ Emerging Markets ETF	3,446,396	2,465,394	(160,234)	(1,058)	237,140	5,987,638		200,026	56,907
Franklin LibertyQ U.S. Equity ETF	7,933,624	6,381,930	(732,562)	(18,184)	1,526,782	15,091,590		468,392	64,776
Franklin Low Duration Total Return Fund, Class R6	3,234,616	1,155,656	(4,442,220)	7,302	44,646	—	[a]	—	47,295
Franklin Mutual International Fund, Class R6	2,419,331	345,356	(773,076)	(136,678)	304,209	2,159,142		156,800	—
Franklin Pelagos Commodities Strategy Fund, Class R6	3,548,233	357,755	(1,395,542)	(222,584)	336,845	2,624,707		472,070	—
Franklin Rising Dividends Fund, Class R6	7,823,837	1,371,570	(2,485,656)	(26,000)	1,496,526	8,180,277		122,845	23,297
Franklin Strategic Income Fund, Class R6	2,191,537	84,326	(2,343,080)	24,333	42,884	—	[a]	—	20,210
Franklin U.S. Government Securities Fund, Class R6	2,952,976	1,104,535	(4,087,149)	22,103	7,535	—	[a]	—	42,429
Franklin Utilities Fund, Class R6	2,180,567	112,695	(2,572,288)	828,282	(549,256)	—	[a]	—	14,847
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	2,076	12,371,692	(9,975,559)	—	—	2,398,209		2,398,209	24,331
Templeton Foreign Fund, Class R6	3,364,292	430,369	(896,130)	(37,089)	254,151	3,115,593		445,085	—
Templeton Global Total Return Fund, Class R6	1,479,762	261,697	(1,758,541)	130,599	(113,517)	—	[a]	—	36,606

Total Affiliated Securities	$70,628,862	$31,184,298	$(39,945,508)	$359,241	$9,196,394	$71,423,287			$400,789

Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$273,492	$5,035	$(280,093)	$(22,745)	$24,311	$—	[a]	—	$—
Franklin Floating Rate Daily Access Fund, Class R6	333,526	68,761	(407,108)	(8,990)	13,811	—	[a]	—	1,293
Franklin FTSE Europe ETF	705,135	765,618	(49,689)	(5,570)	119,675	1,535,169		64,233	21,761
Franklin FTSE Japan ETF	1,249,853	144,410	(481,716)	(86,834)	172,294	998,007		41,549	11,913
Franklin Growth Fund, Class R6	7,409,696	1,271,666	(1,980,210)	(14,560)	1,530,737	8,217,329		74,819	—
Franklin Growth Opportunities Fund, Class R6	2,704,428	213,058	(321,191)	(32,008)	721,470	3,285,757		74,676	—
Franklin International Small Cap Fund, Class R6	1,502,297	395,379	(230,817)	(16,670)	186,412	1,836,601		106,779	—
Franklin LibertyQ Emerging Markets ETF	1,622,255	1,332,276	(66,563)	(973)	112,751	2,999,746		100,211	28,467
Franklin LibertyQ U.S. Equity ETF	3,752,315	3,450,097	(312,498)	(15,585)	744,412	7,618,741		236,460	32,001
Franklin Low Duration Total Return Fund, Class R6	1,397,718	590,095	(2,010,963)	5,710	17,440	—	[a]	—	21,287

franklintempleton.com	Semiannual Report	141

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates (continued)

f.   Investments in FT Underlying Funds (continued)

					Net Change in			Number of
	Value at				Unrealized	Value at		Shares
	Beginning			Realized	Appreciation	End of		Held at End	Dividend
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period		of Period	Income

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Mutual International Fund, Class R6	$1,140,318	$214,256	$(344,306)	$ (29,375)	$ 108,179	$1,089,072		79,090	$—
Franklin Pelagos Commodities Strategy Fund, Class R6	1,652,526	214,566	(619,600)	(102,090)	154,227	1,299,629		233,746	—
Franklin Rising Dividends Fund, Class R6	3,694,774	801,877	(1,108,416)	(23,922)	732,071	4,096,384		61,517	11,282
Franklin Strategic Income Fund, Class R6	932,826	53,346	(1,015,489)	9,226	20,091	—	[a]	—	9,063
Franklin U.S. Government Securities Fund, Class R6	1,249,416	580,581	(1,842,929)	12,842	90	—	[a]	—	19,239
Franklin Utilities Fund, Class R6	1,029,132	19,056	(1,179,119)	199,110	(68,179)	—	[a]	—	7,076
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	105,867	7,470,940	(6,405,485)	—	—	1,171,322		1,171,322	12,421
Templeton Foreign Fund, Class R6	1,589,329	231,037	(355,768)	(31,668)	131,903	1,564,833		223,548	—
Templeton Global Total Return Fund, Class R6	626,122	141,630	(775,145)	33,953	(26,560)	—	[a]	—	16,049

Total Affiliated Securities	$32,971,025	$17,963,684	$(19,787,105)	$ (130,149)	$ 4,695,135	$35,712,590			$191,852

Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$97,766	$1,922	$(100,247)	$ (7,770)	$ 8,329	$—	[a]	—	$—
Franklin Floating Rate Daily Access Fund, Class R6	119,294	13,169	(134,184)	(3,177)	4,898	—	[a]	—	445
Franklin FTSE Europe ETF	259,927	343,702	(74,020)	(6,358)	47,529	570,780		23,882	7,987
Franklin FTSE Japan ETF	438,052	83,972	(183,460)	(31,342)	61,942	369,164		15,369	4,368
Franklin Growth Fund, Class R6	2,634,809	647,856	(804,625)	(485)	553,744	3,031,299		27,600	—
Franklin Growth Opportunities Fund, Class R6	970,492	190,689	(195,958)	(13,270)	262,853	1,214,806		27,609	—
Franklin International Small Cap Fund, Class R6	539,482	196,379	(60,728)	(6,708)	68,579	737,004		42,849	—
Franklin LibertyQ Emerging Markets ETF	583,251	575,322	(90,086)	135	42,479	1,111,101		37,118	10,442
Franklin LibertyQ U.S. Equity ETF	1,320,871	1,338,670	(108,295)	(3,809)	270,460	2,817,897		87,458	11,808
Franklin Low Duration Total Return Fund, Class R6	500,061	255,656	(764,094)	1,780	6,597	—	[a]	—	7,614
Franklin Mutual International Fund, Class R6	411,600	103,995	(145,205)	(18,803)	47,428	399,015		28,977	—
Franklin Pelagos Commodities Strategy Fund, Class R6	583,838	113,637	(238,861)	(39,429)	57,478	476,663		85,731	—
Franklin Rising Dividends Fund, Class R6	1,310,030	378,352	(432,776)	(6,659)	264,519	1,513,466		22,728	3,939
Franklin Strategic Income Fund, Class R6	336,082	29,110	(375,716)	1,730	8,794	—	[a]	—	3,169
Franklin U.S. Government Securities Fund, Class R6	447,085	249,444	(701,256)	4,842	(115)	—	[a]	—	6,822
Franklin Utilities Fund, Class R6	367,091	25,262	(439,724)	58,348	(10,977)	—	[a]	—	2,449
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	184,376	3,819,740	(3,533,307)	—	—	470,809		470,809	4,727

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					Net Change in			Number of
	Value at				Unrealized	Value at		Shares
	Beginning			Realized	Appreciation	End of		Held at End	Dividend
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period		of Period	Income

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Foreign Fund, Class R6	$567,208	$133,895	$(161,281)	$(17,024)	$54,144	$576,942		82,420	$—
Templeton Global Total Return Fund, Class R6	223,894	72,342	(298,920)	6,398	(3,714)	—	[a]	—	5,706

Total Affiliated Securities	$11,895,209	$8,573,114	$(8,842,743)	$(81,601)	$1,744,967	$13,288,946			$69,476

aAs of June 30, 2019, no longer held by the fund.

g.  Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by Franklin LifeSmart™ Retirement Income Fund, so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 0.05%, and for Class R6 do not exceed 0.00% based on the average net assets of each class until April 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Effective May 1, 2019, Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart™ Retirement Income Fund, so that the expenses (including aquired fund fees and expenses but excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Funds do not exceed 0.45%, and for Class R6 do not exceed 0.40% based on the average net assets of each class until April 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

Prior to May 1, 2019, expenses (excluding certain fees and expenses as previously disclosed) for the Funds, except Franklin LifeSmart™ Retirement Income Fund, for Class A, Class C, Class R and Advisor Class were limited to 0.05%, and expenses for Class R6 were limited to 0.00% based on the average net assets of each class.

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2019, the custodian fees were reduced as noted in the Statements of Operations.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

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5.  Income Taxes (continued)

At December 31, 2018, the capital loss carryforwards were as follows:

	Franklin	Franklin
	LifeSmart™	LifeSmart™
	Retirement	2020 Retirement
	Income Fund	Target Fund
Capital loss carryforwards not subject to expiration:
Short term	$ 276,694	$25,524
Long term	1,387,810	—
Total capital loss carryforwards	$ 1,664,504	$25,524
At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund
Cost of investments	$51,583,643	$41,658,761	$112,097,427
Unrealized appreciation	$ 1,272,922	$ 3,322,708	$ 17,392,770
Unrealized depreciation	(869,109)	(1,094,714)	(3,482,484)
Net unrealized appreciation (depreciation)	$ 403,813	$ 2,227,994	$ 13,910,286
	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Cost of investments	$50,494,410	$104,424,158	$42,535,654
Unrealized appreciation	$ 5,687,327	$ 18,399,969	$ 5,058,870
Unrealized depreciation	(958,364)	(2,237,606)	(766,581)
Net unrealized appreciation (depreciation)	$ 4,728,963	$ 16,162,363	$ 4,292,289
	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Cost of investments	$74,938,072	$39,116,893	$14,863,279
Unrealized appreciation	$13,299,570	$ 4,600,714	$ 1,394,557
Unrealized depreciation	(1,435,405)	(705,120)	(277,759)
Net unrealized appreciation (depreciation)	$11,864,165	$ 3,895,594	$ 1,116,798

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

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6.  Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2019, were as follows:

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund

Purchases	$13,938,387	$18,822,724	$37,706,710
Sales	$14,935,766	$19,144,501	$43,990,028

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Purchases	$18,573,805	$36,124,527	$17,165,234
Sales	$19,214,831	$37,627,924	$15,855,063

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Purchases	$34,280,050	$18,056,666	$7,680,965
Sales	$33,597,469	$15,310,749	$6,133,932

7.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2019, the Funds did not use the Global Credit Facility.

8.  Fair Value Measurements

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

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8.  Fair Value Measurements (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2019, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$45,964,972	$—	$—	$45,964,972
Index-Linked Notes	—	5,181,942	—	5,181,942
Short Term Investments	840,542	—	—	840,542

Total Investments in Securities	$46,805,514	$5,181,942	$—	$51,987,456

Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$42,678,144	$—	$—	$42,678,144
Short Term Investments	1,208,611	—	—	1,208,611

Total Investments in Securities	$43,886,755	$—	$—	$43,886,755

Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$122,541,041	$—	$—	$122,541,041
Short Term Investments	3,466,672	—	—	3,466,672

Total Investments in Securities	$126,007,713	$—	$—	$126,007,713

Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$53,868,514	$—	$—	$53,868,514
Short Term Investments	1,354,859	—	—	1,354,859

Total Investments in Securities	$55,223,373	$—	$—	$55,223,373

Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$117,510,605	$—	$—	$117,510,605
Short Term Investments	3,075,916	—	—	3,075,916

Total Investments in Securities	$120,586,521	$—	$—	$120,586,521

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	Level 1	Level 2	Level 3	Total

Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$45,679,373	$—	$—	$45,679,373
Short Term Investments	1,148,570	—	—	1,148,570

Total Investments in Securities	$46,827,943	$—	$—	$46,827,943

Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$84,404,028	$—	$—	$84,404,028
Short Term Investments	2,398,209	—	—	2,398,209

Total Investments in Securities	$86,802,237	$—	$—	$86,802,237

Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$41,841,165	$—	$—	$41,841,165
Short Term Investments	1,171,322	—	—	1,171,322

Total Investments in Securities	$43,012,487	$—	$—	$43,012,487

Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$15,509,268	$—	$—	$15,509,268
Short Term Investments	470,809	—	—	470,809

Total Investments in Securities	$15,980,077	$—	$—	$15,980,077

aFor detailed categories, see the accompanying Statement of Investments.

9.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
EAFE	Europe, Australasia & Far East

ETF	Exchange Traded Fund

FTSE	Financial Times Stock Exchange

SPX B	S&P 500 Index Buy-Write

SPX B DT	S&P 500 Index Buy-Write Distribution

SPXDIV	S&P 500 Dividend Points

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Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin LifeSmart Retirement Income Fund

Franklin LifeSmart 2020 Retirement Target Fund

Franklin LifeSmart 2025 Retirement Target Fund

Franklin LifeSmart 2030 Retirement Target Fund

Franklin LifeSmart 2035 Retirement Target Fund

Franklin LifeSmart 2040 Retirement Target Fund

Franklin LifeSmart 2045 Retirement Target Fund

Franklin LifeSmart 2050 Retirement Target Fund

Franklin LifeSmart 2055 Retirement Target Fund

(each a Fund)

At an in-person meeting held on February 26, 2019 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the US Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a

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liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for each Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2018. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Overall, the Board observed that the performance of a number of the Funds was impacted by their respective allocations between domestic and foreign fixed income, security selection within asset classes, and exposure to foreign investments. The Board also noted that the Funds’ performance reflects the conservative nature of the LifeSmart Retirement Funds generally and the performance of the funds in which they invest. The Board discussed with management its ongoing evaluation of the Funds and their investment process for potential enhancements. Specifically, it was noted that, effective May 1, 2019, each Fund will make changes to its glide path and asset allocation which will be characterized by both a more aggressive equity allocation in the early years as well as continuing to adjust its allocation mix through retirement to its final landing point at 5 years post-retirement.

Franklin LifeSmart Retirement Income Fund, Franklin LifeSmart 2035 Retirement Target Fund and Franklin LifeSmart 2045 Retirement Target Fund - The Performance Universe for the Franklin Retirement Income Fund included the Fund and all retail and institutional retirement income funds. The Performance Universe for each of the Franklin LifeSmart 2035 Retirement Target Fund and Franklin LifeSmart 2045 Retirement Target Fund included the Fund and all retail and institutional mixed-asset target 2035 or 2045 funds, respectively. The Board noted that the Funds’ annualized total returns for the three-, five- and 10-year periods were below the medians of their respective Performance Universes, but for the one-year period were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory. In doing so, the Board noted the improvement in the Funds’ one-year performance and management’s explanation that, for the three- and five-year periods, underlying fund selection was the primary driver of the underperformance of the Funds. The Board also noted management’s explanation that, during the past 5 years, the more aggressive “flow through” glide paths of Fund peers have outperformed the Funds’ more conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income allocation than the Funds.

Franklin LifeSmart 2025 Retirement Target Fund – The Performance Universe for this Fund included the Fund and all retail and institutional mixed-asset target 2025 funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board noted the improvement in the Fund’s one-year performance and management’s explanation that, for the three- and five-year periods, underlying fund selection was the primary driver of the underperformance of the Fund. The Board also noted management’s explanation that, during the past 5 years, the more aggressive “flow through” glide paths of Fund peers have outperformed the Fund’s more conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income allocation than the Fund. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, and the May 1, 2019 changes to the Fund’s glide path and asset allocation monitored.

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Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund - The Performance Universe for each of the Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund included the Fund and all retail and institutional mixed-asset target 2020, 2040, or 2050 funds, respectively. The Funds commenced operations on July 1, 2013, and thus have been in operation for less than ten years. The Board noted that the Funds’ annualized total returns for the three- and five-year periods were below the medians of their respective Performance Universes, but for the one-year period were above the medians and in the first (best) or second quintile of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory. In doing so, the Board noted the improvement in the Funds’ one-year performance and management’s explanation that, for the three- and five-year periods, underlying fund selection was the primary driver of the underperformance of the Funds. The Board also noted management’s explanation that, during the past 5 years, the more aggressive “flow through” glide paths of Fund peers have outperformed the Funds’ more conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income allocation than the Funds.

Franklin LifeSmart 2030 Retirement Target Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target 2030 funds. The Fund commenced operations on July 1, 2013, and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the three- and five-year periods was below the median of its Performance Universe, and for the one-year period was equal to the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory, especially given its short period of operation. In doing so, the Board noted the improvement in the Fund’s one-year performance and management’s explanation that, for the three-and five-year periods, underlying fund selection was the primary driver of the underperformance of the Fund. The Board also noted management’s explanation that, during the past 5 years, the more aggressive “flow through” glide paths of Fund peers have outperformed the Funds’ more conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income allocation than the Funds.

Franklin LifeSmart 2055 Retirement Target Fund - The Performance Universe for this Fund included the Fund and all retail and institutional mixed-asset target 2055+ funds. The Fund commenced operations on May 1, 2015, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the three-year period was below the median and in the fifth quintile (worst) of its Performance Universe, but for the one-year period was above the median and in the first quintile (best) of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory, especially given its short period of operation.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

Franklin LifeSmart Retirement Income Fund - The Expense Group for this Fund included the Fund and four other retirement income funds. The Board noted that the Management Rate for the Fund was equal to the median of

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its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board also noted that the Fund’s investment management agreement permits the Fund to pay fees for services other than asset allocation services in order for the Fund to pursue an options strategy to generate income for its managed distribution policy. The Board further noted that the Fund invests in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the Investment Company Act of 1940 by relying on exemptive relief provided by the SEC to each underlying fund. Pursuant to the conditions of the exemptive relief, the Board determined that the Management Rate paid by the Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the investment management agreements of the underlying funds in which the Fund invests. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted the small size of the Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management.

Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, and Franklin LifeSmart 2050 Retirement Target Fund - The Expense Group for each of the Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund included the Fund and nine other mixed-asset target 2020, 2025, 2030, 2035, 2040, 2045 or 2050 funds, respectively. The Board noted that the Management Rates for these Funds were below the medians of their respective Expense Groups, and their actual total expense ratios were below the medians and in the first quintile (least expensive) of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted that each Fund’s actual total expense ratio reflected a fee waiver from management and that the Management Rate paid by each Fund is solely for asset allocation services as each Fund invests substantially all of its assets in underlying funds.

Franklin LifeSmart 2055 Retirement Target Fund - The Expense Group for this Fund included the Fund and eight other mixed-asset target 2055+ funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted the Fund’s actual total expense ratio reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and

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systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that the Funds are not of a sufficient size to likely be able to realize economies of scale and that the asset allocation services covered by the current Management Rate may be less likely to experience economies of scale as assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

152	Semiannual Report	franklintempleton.com

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Semiannual Report and Shareholder Letter Franklin Fund Allocator Series
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
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© 2019 Franklin Templeton Investments. All rights reserved.	RTF S 08/19

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                                                                                                                  N/A

Item 5. Audit Committee of Listed Registrants.                                                                                                                   N/A

Item 6. Schedule of Investments.                                                                                                                                             N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                          N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                                                                                                                                                                                 N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                     N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date August 30, 2019

By	S\GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date August 30, 2019